Schedule of Investments
(unaudited)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 Asset Management Euro CLO 1 DAC,
Series 1X, Class A, (3-mo. EURIBOR at
1.29% Floor + 1.29%), 0.00%, 04/15/40
(a) (b)
EUR 1,500 $ 1,713,900
522 Funding CLO A Ltd., Series 2017-1AR,
Class CR2, (3-mo. CME Term SOFR at 1.80%
Floor + 1.80%), 0.00%, 10/20/34
(a) (c)
..... USD 2,000 2,000,000
AB BSL CLO 1 Ltd., Series 2020-1A, Class
C1R2, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 5.57%, 10/15/38
(a) (c)
..... 470 471,554
AB Issuer LLC, Series 2026-1A, Class A2,
6.41%, 04/30/56
(c)
................. 459 461,212
AGL CLO 17 Ltd., Series 2022-17A, Class AR,
(3-mo. CME Term SOFR at 0.95% Floor +
0.95%), 4.62%, 01/21/35
(a) (c)
.......... 2,155 2,153,492
AIMCO CLO 27 Ltd., Series 2026-27A, Class
A1, (3-mo. CME Term SOFR at 1.14% Floor +
1.14%), 4.82%, 04/20/39
(a) (c)
.......... 2,815 2,812,244
Ajax Mortgage Loan Trust, Series 2021-C, Class
A, 6.11%, 01/25/61
(c) (d)
.............. 774 774,187
Allied Credit ABS Trust
(a)(b)
Series 2026-1, Class A, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.03%), 5.33%, 04/17/34 ..... AUD 2,665 1,844,725
Series 2026-1, Class AX, (1-mo. ASX
Australia Bank Bill Short Term Rates Mid at
0.00% Floor + 1.05%), 5.35%, 04/17/34 1,894 1,311,064
Series 2026-1, Class B, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.35%), 5.65%, 04/17/34 ..... 500 345,978
ALLO Issuer LLC
(c)
Series 2026-1A, Class A2, 5.61%, 06/20/56 USD 507 511,950
Series 2026-1A, Class C, 7.46%, 06/20/56 . 1,825 1,839,040
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class A1R2, (3-mo. CME Term SOFR at
1.41% Floor + 1.41%), 5.09%, 07/20/38
(a) (c)
3,700 3,705,742
Anchorage Capital CLO 19 Ltd., Series 2021-
19A, Class A1R, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.02%, 10/15/38
(a) (c)
3,690 3,697,380
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(c)
................. 609 554,744
Arcano Euro CLO IV DAC, Series 4X, Class A,
(3-mo. EURIBOR at 1.29% Floor + 1.29%),
0.00%, 01/17/39
(a) (b)
................ EUR 2,655 3,033,603
Ares Loan Funding VIII Ltd., Series 2024-ALF8,
Class A1, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.92%, 01/24/38
(a) (c)
..... USD 4,000 4,003,828
Arini European CLO X DAC, Series 10X, Class
A, (3-mo. EURIBOR at 1.28% Floor + 1.28%),
0.00%, 07/15/40
(a) (b)
................ EUR 3,200 3,656,320
Asimi Funding plc, Series 2025-1, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 0.95%), 4.68%, 05/16/32
(a) (b)
..... GBP 564 748,511
Asset-Backed European Securitisation
Transaction Twenty-Three SARL
(a)(b)
Series 23, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.60%), 3.89%, 03/21/34 EUR 71 82,041
Series 23, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.90%), 4.19%, 03/21/34 71 82,021
Series 23, Class E, (1-mo. EURIBOR at
0.00% Floor + 2.40%), 4.69%, 03/21/34 71 82,275
Auto ABS Italian Stella Loans SRL
(a)(b)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 3.91%, 12/29/36 60 68,694
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.30%), 4.51%, 12/29/36 60 69,091
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2025-1, Class A1, (1-mo. EURIBOR at
0.00% Floor + 0.73%), 2.94%, 12/28/40 EUR 953 $ 1,090,239
Series 2025-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.00%), 3.21%, 12/28/40 671 766,401
Auto ABS Spanish Loans Fondo De Titulizacion
(a)
(b)
Series 2026-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.05%), 3.23%, 12/28/38 100 114,230
Series 2026-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.60%), 3.78%, 12/28/38 100 114,354
Auto ABS Spanish Loans FT, Series 2024-1,
Class A, (1-mo. EURIBOR at 0.00% Floor +
0.85%), 3.06%, 09/28/38
(a) (b)
.......... 558 638,830
Auto1 Car Funding SARL
(a)(b)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.50%), 3.63%, 12/15/33 100 114,626
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 3.50%), 5.63%, 12/15/33 100 117,073
AutoFlorence 2 SRL
(a)(b)
Series 2, Class C, (1-mo. EURIBOR at 0.00%
Floor + 1.15%), 3.43%, 12/24/44 ..... 45 51,827
Series 2, Class D, (1-mo. EURIBOR at 0.00%
Floor + 2.35%), 4.63%, 12/24/44 ..... 24 27,828
AutoNoria Spain FT
(a)(b)
Series 2021-SP, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.05%), 3.29%, 01/31/39 290 331,296
Series 2021-SP, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.55%), 3.79%, 01/31/39 111 126,453
Series 2021-SP, Class E, (1-mo. EURIBOR at
0.00% Floor + 2.65%), 4.89%, 01/31/39 83 94,747
Series 2021-SP, Class F, (1-mo. EURIBOR at
0.00% Floor + 3.90%), 6.14%, 01/31/39 14 15,794
Bain Capital Credit CLO Ltd., Series 2024-1A,
Class A1R, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 4.85%, 04/16/39
(a) (c)
..... USD 3,050 3,049,695
Ballyrock CLO Ltd., Series 2019-2A, Class A1R3,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 4.91%, 10/25/38
(a) (c)
.......... 1,570 1,570,763
Barings Equipment Finance LLC, Series 2025-A,
Class A3, 4.82%, 08/13/32
(c)
.......... 4,585 4,617,421
Battalion CLO XI Ltd., Series 2017-11A, Class
AR2, (3-mo. CME Term SOFR at 1.13% Floor
+ 1.13%), 4.80%, 04/24/34
(a) (c)
......... 2,291 2,291,748
BBVA Consumer Auto FT, Series 2026-1, Class
C, (3-mo. EURIBOR at 0.00% Floor + 1.10%),
3.32%, 02/25/42
(a) (b)
................ EUR 200 227,861
BBVA Consumer Fondo de Titulizacion
(a)(b)
Series 2026-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.95%), 3.17%, 05/20/39 563 641,096
Series 2026-1, Class D, (3-mo. EURIBOR at
0.00% Floor + 2.50%), 4.72%, 05/20/39 281 321,107
Series 2026-1, Class E, (3-mo. EURIBOR at
0.00% Floor + 3.50%), 5.72%, 05/20/39 188 214,115
Series 2026-1, Class F, (3-mo. EURIBOR at
0.00% Floor + 5.10%), 7.32%, 05/20/39 375 427,121
Benefit Street Partners CLO X Ltd.
(a)(c)
Series 2016-10A, Class A1R3, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
4.98%, 07/20/38 ................ USD 4,275 4,282,129
Series 2016-10A, Class BR3, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
5.53%, 07/20/38 ................ 750 751,828
BHG Securitization Trust, Series 2021-A, Class
A, 1.42%, 11/17/33
(c)
............... 7 6,731

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Birch Grove CLO 13 Ltd., Series 2025-13A,
Class A1, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 4.98%, 10/23/38
(a) (c)
..... USD 3,300 $ 3,304,187
Birch Grove CLO 16 Ltd., Series 2026-16A,
Class D1, (3-mo. CME Term SOFR at 2.95%
Floor + 2.95%), 6.61%, 04/23/39
(a) (c)
..... 920 927,947
Birch Grove CLO 3 Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.26% Floor
+ 1.26%), 4.94%, 01/19/38
(a) (c)
......... 1,940 1,941,623
BlueMountain CLO Ltd.
(a)(c)
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 5.61%,
08/15/31 ..................... 500 500,197
Series 2018-3A, Class A1R, (3-mo. CME
Term SOFR at 1.19% Floor + 1.19%),
4.86%, 10/25/30 ................ 1,418 1,418,634
Brignole Co.
(a)(b)
Series 2024, Class C, (1-mo. EURIBOR at
0.00% Floor + 2.00%), 4.28%, 02/24/42 EUR 41 47,650
Series 2024, Class D, (1-mo. EURIBOR at
0.00% Floor + 4.00%), 6.28%, 02/24/42 41 47,559
Cardiff Auto Receivables Securitisation plc
(a)(b)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.63%, 08/20/31 ................ GBP 345 459,588
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
6.33%, 08/20/31 ................ 262 351,016
Carlyle US CLO Ltd., Series 2026-3A, Class D,
(3-mo. CME Term SOFR at 3.00% Floor +
3.00%), 6.67%, 04/15/39
(a) (c)
.......... USD 1,050 1,058,025
Cascade MH Asset Trust, Series 2021-MH1,
Class A1, 1.75%, 02/25/46
(c)
.......... 1,347 1,227,820
Cedar Funding XI CLO Ltd.
(a)(c)
Series 2019-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.06% Floor + 1.06%),
4.73%, 05/29/32 ................ 372 371,605
Series 2019-11A, Class A2R2, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
4.97%, 05/29/32 ................ 1,100 1,099,969
CIFC Funding Ltd.
(a)(c)
Series 2018-2A, Class D1R, (3-mo. CME
Term SOFR at 3.05% Floor + 3.05%),
6.73%, 10/20/37 ................ 465 465,356
Series 2021-5A, Class A1R, (3-mo. CME
Term SOFR at 1.26% Floor + 1.26%),
4.93%, 01/15/38 ................ 1,000 1,001,263
Series 2023-3A, Class A1R, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
4.86%, 01/20/39 ................ 2,600 2,601,300
College Ave Student Loans Trust, Series 2024-A,
Class A1B, (30-day Average SOFR at 1.75%
Floor + 1.75%), 5.38%, 06/25/54
(a) (c)
..... 7,908 8,014,966
College Avenue Student Loans LLC
(a)(c)
Series 2021-A, Class A1, (1-mo. CME Term
SOFR at 1.10% Floor + 1.21%), 4.86%,
07/25/51 ..................... 170 170,486
Series 2021-B, Class A1, (1-mo. CME Term
SOFR at 0.80% Floor + 0.91%), 4.56%,
06/25/52 ..................... 2,501 2,482,567
Series 2023-A, Class A1, (30-day Average
SOFR at 1.90% Floor + 1.90%), 5.53%,
05/25/55 ..................... 4,572 4,647,237
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Compartment BL Consumer Credit, Series 2024-
1, Class B, (1-mo. EURIBOR at 0.00% Floor
+ 0.90%), 3.18%, 09/25/41
(a) (b)
......... EUR 308 $ 351,708
Compartment Driver UK Eight, Series 8, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 0.60%), 4.33%, 09/25/31
(a) (b)
..... GBP 397 526,789
Compass Datacenters Issuer II LLC, Series
2025-2A, Class A1, 4.93%, 11/25/50
(c)
.... USD 1,504 1,471,626
Compass Datacenters Issuer III LLC
(c)
Series 2026-1A, Class A21, 4.90%, 02/25/56 2,341 2,312,761
Series 2026-1A, Class A23, 5.44%, 02/25/56 1,230 1,212,019
Concord Music Royalties LLC, Series 2024-1A,
Class A, 5.64%, 10/20/74
(c)
........... 1,137 1,140,076
Consolidated Communications LLC
(c)
Series 2025-4A, Class B, 5.77%, 12/20/55 . 1,090 1,088,241
Series 2025-4A, Class C, 8.10%, 12/20/55 . 2,500 2,559,744
Crown Point CLO 8 Ltd., Series 2019-8A, Class
AR, (3-mo. CME Term SOFR at 1.45% Floor
+ 1.45%), 5.13%, 10/20/34
(a) (c)
......... 8,840 8,842,449
Curzon Mortgages No. 2 plc, Series 2, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 0.85%), 4.60%, 07/28/49
(a) (b)
..... GBP 2,742 3,632,499
Diameter Capital CLO 5 Ltd., Series 2023-5A,
Class A1R, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 4.91%, 01/15/39
(a) (c)
..... USD 2,960 2,961,480
Dowson plc
(a)(b)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
5.33%, 08/20/31 ................ GBP 160 212,629
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.35%),
6.08%, 08/20/31 ................ 100 133,510
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.95%),
7.68%, 08/20/31 ................ 100 134,142
Series 2024-1, Class F, (Sterling Overnight
Index Average at 0.00% Floor + 6.95%),
10.68%, 08/20/31 ............... 100 134,516
Series 2026-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.13%, 05/20/33 ................ 100 132,760
Series 2026-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.65%),
5.38%, 05/20/33 ................ 100 132,760
Series 2026-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 2.50%),
6.23%, 05/20/33 ................ 100 132,789
Series 2026-1, Class F, (Sterling Overnight
Index Average at 0.00% Floor + 4.70%),
8.43%, 05/20/33 ................ 100 132,784
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR3, (3-mo. CME Term SOFR at 1.07%
Floor + 1.07%), 4.75%, 04/20/34
(a) (c)
..... USD 8,340 8,341,099
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class BR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 5.54%, 07/18/30
(a) (c)
..... 2,893 2,894,421
Dryden 61 CLO Ltd., Series 2018-61A, Class
DR, (3-mo. CME Term SOFR at 3.10% Floor
+ 3.36%), 7.04%, 01/17/32
(a) (c)
......... 1,000 1,000,712
Dryden 64 CLO Ltd., Series 2018-64A, Class
A, (3-mo. CME Term SOFR at 0.00% Floor +
1.23%), 4.91%, 04/18/31
(a) (c)
.......... 1,069 1,068,594
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 5.54%, 07/18/30
(a) (c)
.......... 500 500,586

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 76 CLO Ltd., Series 2019-76A, Class
A1R2, (3-mo. CME Term SOFR at 1.37%
Floor + 1.37%), 5.04%, 10/15/37
(a) (c)
..... USD 4,000 $ 4,006,851
Dwight 2026-Fl2 Issuer LLC, Series 2026-FL2,
Class A, (1-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.00%, 01/18/44
(a) (c)
..... 3,250 3,250,000
ECARAT DE SA Compartment Lease
(a)(b)
Series 2025-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.00%), 3.28%, 05/25/34 EUR 600 686,254
Series 2026-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 0.95%), 3.19%, 10/25/34 900 1,028,334
Series 2026-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.15%), 3.39%, 10/25/34 400 457,037
Series 2026-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.45%), 3.69%, 10/25/34 300 342,778
E-Carat UK plc
(a)(b)
Series 2026-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.20%),
4.93%, 01/26/34 ................ GBP 100 132,661
Series 2026-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.45%),
5.18%, 01/26/34 ................ 100 132,654
Series 2026-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 2.70%),
6.43%, 01/26/34 ................ 164 217,597
Series 2026-1, Class F, (Sterling Overnight
Index Average at 0.00% Floor + 4.35%),
8.08%, 01/26/34 ................ 179 239,313
ECMC Group Student Loan Trust, Series 2026-
2A, Class A, (30-day Average SOFR at 0.00%
Floor + 0.93%), 4.58%, 05/25/76
(a) (c)
..... USD 18,345 18,205,754
Edgeconnex Data Centers Europe BV, Series
2026-1X, Class A2, 4.50%, 04/30/56
(b) (d)
.. EUR 625 713,221
EDvestinU Private Education Loan Issue No.
1 LLC, Series 2019-A, Class A, 3.58%,
11/25/38
(c)
....................... USD 959 948,034
EDvestinU Private Education Loan Issue No.
3 LLC, Series 2021-A, Class B, 3.50%,
11/25/50
(c)
....................... 640 542,222
Elevation CLO Ltd., Series 2013-1A, Class
A1R3, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.07%, 07/25/38
(a) (c)
..... 2,000 2,002,698
ELFI Graduate Loan Program LLC
(c)
Series 2022-A, Class A, 4.51%, 08/26/47 .. 5,813 5,664,743
Series 2023-A, Class A, 6.37%, 02/04/48 .. 4,420 4,512,933
Elmwood CLO 25 Ltd., Series 2024-1A, Class
DR, (3-mo. CME Term SOFR at 2.80% Floor
+ 2.80%), 6.44%, 04/17/37
(a) (c)
......... 1,375 1,378,779
Elmwood CLO VI Ltd., Series 2020-3AR, Class
BR3, (3-mo. CME Term SOFR at 1.55% Floor
+ 1.55%), 5.19%, 07/18/37
(a) (c)
......... 1,760 1,760,000
Elmwood European CLO DAC, Series 2026-2X,
Class A, (3-mo. EURIBOR at 1.28% Floor +
1.28%), 0.00%, 07/15/38
(a) (b)
.......... EUR 2,000 2,285,200
Fair Oaks Loan Funding VII DAC, Series 7X,
Class A, (3-mo. EURIBOR at 1.30% Floor +
1.30%), 3.59%, 07/15/39
(a) (b)
.......... 3,200 3,656,320
Fairstone Financial Issuance Trust I, Series
2020-1A, Class A, 2.51%, 10/20/39
(c) (e)
... CAD —
(f)
1
FCT Noria
(a)(b)
Series 2021-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.50%), 3.74%, 10/25/49 EUR 137 156,089
Series 2025-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 0.90%), 3.14%, 07/25/43 400 456,817
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2025-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.15%), 3.39%, 07/25/43 EUR 200 $ 228,400
Series 2025-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.40%), 3.64%, 07/25/43 100 113,346
Series 2025-1, Class E, (1-mo. EURIBOR at
0.00% Floor + 2.75%), 4.99%, 07/25/43 100 114,649
FIGRE Trust
(a)(c)
Series 2025-HE3, Class A, 5.56%, 05/25/55 USD 2,990 2,992,548
Series 2026-HE2, Class A, 5.05%, 01/25/56 1,404 1,382,919
Finance Ireland Auto Receivables No. 3 DAC
(a)(b)
Series 3, Class B, (1-mo. EURIBOR at 0.00%
Floor + 0.95%), 3.17%, 06/15/34 ..... EUR 100 114,270
Series 3, Class C, (1-mo. EURIBOR at 0.00%
Floor + 1.15%), 3.38%, 06/15/34 ..... 100 113,894
Finance Ireland Auto Receivables No.2 DAC
(a)(b)
Series 2, Class A, (1-mo. EURIBOR at 0.00%
Floor + 0.68%), 2.81%, 11/14/34 ..... 2,279 2,605,493
Series 2, Class B, (1-mo. EURIBOR at 0.00%
Floor + 0.90%), 3.03%, 11/14/34 ..... 172 196,752
First Mobility SARL, Series 2025-1, Class B,
(1-mo. EURIBOR at 0.00% Floor + 0.90%),
3.03%, 10/14/32
(a) (b)
................ 300 342,749
Firstlight Issuer LLC, Series 2026-1A, Class A2,
5.87%, 06/20/56
(c)
................. USD 1,170 1,174,982
Flatiron CLO 21 Ltd., Series 2021-1A, Class
A1R, (3-mo. CME Term SOFR at 1.36% Floor
+ 1.36%), 5.04%, 10/19/37
(a) (c)
......... 1,805 1,808,610
Flatiron CLO 23 LLC, Series 2023-1A, Class AR,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 4.92%, 04/17/36
(a) (c)
.......... 1,705 1,706,862
FNA 8 LLC, Series 2025-1, Class A, 5.62%,
03/15/45
(a) (c)
..................... 1,508 1,498,890
FNA VI LLC, Series 2021-1A, Class A, 1.35%,
01/10/32
(c)
...................... 91 86,135
Fortuna Consumer Loan ABS DAC
(a)(b)
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.35%), 3.56%, 02/18/34 EUR 117 133,825
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 2.30%), 4.51%, 02/18/34 78 89,684
Series 2024-2, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.30%), 3.51%, 10/18/34 61 70,370
Series 2024-2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 3.86%, 10/18/34 61 70,462
Series 2024-2, Class E, (1-mo. EURIBOR at
0.00% Floor + 4.10%), 6.31%, 10/18/34 246 285,446
Series 2025-1, Class A, (1-mo. EURIBOR at
0.00% Floor + 0.70%), 2.91%, 04/18/35 1,426 1,631,789
Series 2026-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.30%), 3.51%, 10/18/37 100 114,324
Series 2026-1, Class E, (1-mo. EURIBOR at
0.00% Floor + 3.50%), 5.71%, 10/18/37 300 343,395
Foundation Finance Trust
(c)
Series 2021-2A, Class A, 2.19%, 01/15/42 . USD 559 532,655
Series 2024-1A, Class A, 5.50%, 12/15/49 . 2,504 2,528,355
Series 2024-1A, Class B, 5.95%, 12/15/49 . 357 361,296
Series 2025-3A, Class A, 4.56%, 08/15/52 . 1,053 1,040,845
Series 2025-3A, Class B, 4.87%, 08/15/52 . 932 924,692
FS Rialto Issuer LLC, Series 2026-FL11, Class
A, (1-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.09%, 01/19/44
(a) (c)
.......... 3,719 3,720,408
FTA Consumo Santander
(a)(b)
Series 7, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.30%), 3.54%, 07/20/38 ..... EUR 114 129,858
Series 7, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.65%), 3.89%, 07/20/38 ..... 114 130,086

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GAMMA Sociedade de Titularizacao de Creditos
SA Consumer Totta 3
(a)(b)
Series 3, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.50%), 3.67%, 10/25/35 ..... EUR 83 $ 95,251
Series 3, Class D, (3-mo. EURIBOR at 0.00%
Floor + 2.65%), 4.82%, 10/25/35 ..... 83 95,251
GAMMA Sociedade de Titularizacao de Creditos
SA Consumer Totta 4
(a)(b)
Series 4, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.45%), 3.87%, 12/23/36 ..... 200 228,534
Series 4, Class D, (3-mo. EURIBOR at 0.00%
Floor + 2.80%), 5.22%, 12/23/36 ..... 200 228,532
Garnet CLO 2 Ltd., Series 2025-2A, Class A,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.03%, 10/20/38
(a) (c)
.......... USD 5,380 5,390,770
Golden Bar Securitisation SRL
(a)(b)
Series 2024-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.50%), 3.89%, 09/22/43 EUR 177 203,502
Series 2025-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.00%), 3.39%, 12/20/44 434 496,045
Series 2025-1, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.25%), 3.64%, 12/20/44 176 201,709
Series 2025-1, Class D, (3-mo. EURIBOR at
0.00% Floor + 1.90%), 4.29%, 12/20/44 83 95,367
Series 2025-2, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.20%), 3.59%, 12/22/44 122 139,208
Series 2025-2, Class D, (3-mo. EURIBOR at
0.00% Floor + 1.60%), 3.99%, 12/22/44 105 119,702
Golden Ray SA Compartment 1
(a)(b)
Series 1, Class A2, (1-mo. EURIBOR at
0.00% Floor + 0.80%), 3.01%, 12/27/57 403 460,141
Series 1, Class B, (1-mo. EURIBOR at 0.00%
Floor + 1.50%), 3.71%, 12/27/57 ..... 100 113,750
GoldenTree Loan Management US CLO 8 Ltd.,
Series 2020-8A, Class ARR, (3-mo. CME
Term SOFR at 1.15% Floor + 1.15%), 4.83%,
10/20/34
(a) (c)
..................... USD 1,945 1,945,594
Goldman Home Improvement Trust Issuer Trust
(c)
Series 2021-GRN2, Class A, 1.15%, 06/25/51 463 454,821
Series 2022-GRN2, Class A, 6.80%, 10/25/52 833 846,905
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class A1R, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.02%,
10/20/37
(a) (c)
..................... 250 250,355
Golub Capital Partners CLO 66B Ltd., Series
2023-66A, Class AR, (3-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 5.12%, 07/25/38
(a) (c)
2,210 2,214,151
GoodLeap Home Improvement Solutions Trust
(c)
Series 2024-1A, Class A, 5.35%, 10/20/46 . 1,906 1,910,062
Series 2025-1A, Class A, 5.38%, 02/20/49 . 1,664 1,668,896
Series 2025-2A, Class A, 5.32%, 06/20/49 . 2,947 2,937,557
Series 2025-2A, Class B, 5.98%, 06/20/49 . 296 296,065
Series 2025-3A, Class A, 5.00%, 10/20/49 . 2,239 2,209,496
GreenSky Home Improvement Issuer Trust
(c)
Series 2024-2, Class A4, 5.15%, 10/27/59 . 396 397,207
Series 2025-1A, Class A2, 5.12%, 03/25/60 483 484,511
Series 2025-2A, Class A4, 4.89%, 06/25/60 1,026 1,021,947
Series 2026-REV1, Class C, 5.45%, 05/15/41 287 287,016
GreenSky Home Improvement Trust, Series
2024-1, Class A2, 5.88%, 06/25/59
(c)
..... 9 9,069
Henley CLO VII DAC, Series 7X, Class ARR,
(3-mo. EURIBOR at 1.24% Floor + 1.24%),
3.23%, 04/25/39
(a) (b)
................ EUR 490 559,879
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Hermitage 2024 plc
(a)(b)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
5.33%, 04/21/33 ................ GBP 55 $ 73,519
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.90%),
7.63%, 04/21/33 ................ 57 76,115
Hermitage 2026 plc
(a)(b)
Series 2026-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.88%),
0.00%, 07/21/46 ................ 1,992 2,642,288
Series 2026-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.05%),
0.00%, 07/21/46 ................ 326 432,423
Series 2026-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.30%),
0.00%, 07/21/46 ................ 100 132,645
Series 2026-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
0.00%, 07/21/46 ................ 100 132,645
Series 2026-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 2.85%),
0.00%, 07/21/46 ................ 111 147,236
Hermitage plc
(a)(b)
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.35%),
6.08%, 04/21/33 ................ 35 46,397
Series 2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.10%),
4.83%, 04/21/33 ................ 296 392,234
Higley Park CLO Ltd., Series 2025-1A, Class B1,
(3-mo. CME Term SOFR at 1.65% Floor +
1.65%), 5.32%, 07/24/38
(a) (c)
.......... USD 600 602,244
Hill FL BV
(a)(b)
Series 2024-1FL, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.10%), 3.31%, 02/18/32 EUR 104 118,638
Series 2024-1FL, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.05%), 4.26%, 02/18/32 52 59,673
Series 2024-1FL, Class D, (1-mo. EURIBOR
at 0.00% Floor + 3.20%), 5.41%, 02/18/32 52 59,707
Series 2024-2FL, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.72%), 2.93%, 10/18/32 380 434,238
Series 2024-2FL, Class D, (1-mo. EURIBOR
at 0.00% Floor + 1.95%), 4.16%, 10/18/32 71 80,494
Series 2026-1FL, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.25%), 3.46%, 06/18/34 658 751,837
Series 2026-1FL, Class E, (1-mo. EURIBOR
at 0.00% Floor + 2.98%), 5.19%, 06/18/34 406 463,918
HIVE BV
(a)(b)
Series 2026-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 0.95%), 3.23%, 06/21/46 322 367,923
Series 2026-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.15%), 3.44%, 06/21/46 294 335,941
Series 2026-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.55%), 3.84%, 06/21/46 205 234,240
INCREF LLC, Series 2025-FL1, Class A, (1-mo.
CME Term SOFR at 1.73% Floor + 1.73%),
5.37%, 10/19/42
(a) (c)
................ USD 4,840 4,849,579
Iskandar Enterprise LLC, Series 2026-1A, Class
A21, 5.05%, 04/17/56
(c)
.............. 4,308 4,283,307
KKR CLO 27 Ltd., Series 27A, Class A1R2,
(3-mo. CME Term SOFR at 1.11% Floor +
1.11%), 4.78%, 01/15/35
(a) (c)
.......... 3,690 3,690,642

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
KKR CLO 59 Ltd., Series 2025-59A, Class A1,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 4.92%, 01/15/39
(a) (c)
.......... USD 6,275 $ 6,278,077
Koromo Italy Compartment 2., Series 2, Class A,
(1-mo. EURIBOR at 0.00% Floor + 0.68%),
2.90%, 02/26/32
(a) (b)
................ EUR 1,393 1,592,579
Latitude Australia Credit Card Master Trust
(a)(b)
Series 2025-1, Class B, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.40%), 5.70%, 11/22/37 ..... AUD 500 346,390
Series 2026-1, Class D, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.85%), 6.15%, 09/22/38 ..... 500 345,451
LendingClub Structured Loan Certificate Issuer
Trust, Series 2025-P16, Class A, 5.19%,
12/15/32
(c)
...................... USD 1,392 1,387,459
Lendmark Funding Trust, Series 2026-1A, Class
B, 5.09%, 11/20/35
(c)
............... 532 527,647
Lmdv Issuer Co. LLC, Series 2026-1A, Class A2,
5.38%, 07/17/56
(c)
................. 731 730,952
Loanpal Solar Loan Ltd.
(c)
Series 2020-2GF, Class A, 2.75%, 07/20/47 1,344 1,142,855
Series 2021-1GS, Class A, 2.29%, 01/20/48 2,030 1,700,068
Series 2021-2GS, Class A, 2.22%, 03/20/48 4,177 3,402,238
London Cards No. 2 plc
(a)(b)
Series 2, Class A, (Sterling Overnight Index
Average at 0.00% Floor + 1.40%), 5.13%,
03/28/34 ..................... GBP 381 507,557
Series 2, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 2.50%), 6.23%,
03/28/34 ..................... 130 173,209
Series 2, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 3.45%), 7.18%,
03/28/34 ..................... 117 156,764
Series 2, Class E, (Sterling Overnight Index
Average at 0.00% Floor + 5.50%), 9.23%,
03/28/34 ..................... 135 181,649
London Cards No. 3 plc, Series 3X, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 2.00%), 5.74%, 12/15/35
(a) (b)
..... 609 807,453
LT Autorahoitus V DAC, Series 5, Class B,
(1-mo. EURIBOR at 0.00% Floor + 0.90%),
3.11%, 05/18/35
(a) (b)
................ EUR 400 454,856
LT Rahoitus DAC
(a)(b)
Series 6, Class A, (1-mo. EURIBOR at 0.00%
Floor + 0.54%), 2.75%, 07/18/36 ..... 1,283 1,464,370
Series 6, Class B, (1-mo. EURIBOR at 0.00%
Floor + 0.90%), 3.11%, 07/18/36 ..... 200 226,812
Lyra Music Assets Delaware LP, Series 2025-1A,
Class A2, 5.60%, 09/20/65
(c)
.......... USD 1,165 1,169,988
M&T Bank RV Trust, Series 2026-1A, Class A,
4.35%, 01/15/46
(c)
................. 1,941 1,912,592
Madison Park Funding LVII Ltd., Series 2022-
57A, Class A1R, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 4.95%, 07/27/34
(a) (c)
2,365 2,365,110
Marzio Finance SRL, Series 2024-14, Class A,
(1-mo. EURIBOR at 0.00% Floor + 0.88%),
3.09%, 05/28/49
(a) (b)
................ EUR 254 290,860
Metro Finance Trust
(a)(b)
Series 2024-1, Class A, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.25%), 5.55%, 09/17/30 ..... AUD 3,175 2,204,171
Series 2025-1, Class A, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.17%), 5.47%, 10/15/31 ..... 4,303 2,986,060
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2025-1, Class B, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.55%), 5.85%, 10/15/31 ..... AUD 610 $ 423,440
MF1 LLC, Series 2026-FL21, Class A, (1-mo.
CME Term SOFR at 1.35% Floor + 1.35%),
4.99%, 02/18/41
(a) (c)
................ USD 6,900 6,902,687
Mila BV
(a)(b)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.45%), 3.70%, 09/16/41 EUR 64 73,025
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.00%), 4.25%, 09/16/41 64 73,156
Mill City Solar Loan Ltd., Series 2019-2GS, Class
A, 3.69%, 07/20/43
(c)
............... USD 5,771 5,198,340
Mosaic Solar Loan Trust
(c)
Series 2019-2A, Class A, 2.88%, 09/20/40 . 150 132,461
Series 2020-2A, Class B, 2.21%, 08/20/46 . 603 483,223
Series 2021-1A, Class B, 2.05%, 12/20/46 . 397 305,296
Series 2022-1A, Class B, 3.16%, 01/20/53 . 3,062 2,038,781
Series 2022-2A, Class A, 4.38%, 01/21/53 . 343 321,677
MTP ABS Funding LLC
(c)
Series 2026-1A, Class A2, 5.20%, 04/25/56 1,520 1,516,585
Series 2026-1A, Class B, 5.88%, 04/25/56 . 2,144 2,147,554
Navient Education Loan Trust, Series 2026-A,
Class A, 4.86%, 09/15/56
(c)
........... 230 229,189
Navient Private Education Loan Trust, Series
2020-A, Class A2B, (1-mo. CME Term SOFR
at 0.00% Floor + 1.01%), 4.64%, 11/15/68
(a) (c)
394 393,206
Navient Private Education Refi Loan Trust
(c)
Series 2019-CA, Class A2, 3.13%, 02/15/68 344 341,371
Series 2019-EA, Class A2B, (1-mo. CME
Term SOFR at 0.00% Floor + 1.03%),
4.66%, 05/15/68
(a)
............... 1,524 1,524,706
Series 2019-GA, Class A, 2.40%, 10/15/68 232 225,631
Series 2020-IA, Class A1B, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 4.74%,
04/15/69
(a)
.................... 3,418 3,400,448
Series 2021-DA, Class A, (US Prime Rate at
0.00% Floor - 1.99%), 4.76%, 04/15/60
(a)
4,546 4,418,704
Navient Student Loan Trust, Series 2023-BA,
Class A1B, (30-day Average SOFR at 0.00%
Floor + 1.70%), 5.29%, 03/15/72
(a) (c)
..... 1,400 1,407,015
Nelnet Student Loan Trust
(c)
Series 2021-A, Class D, 4.93%, 04/20/62 . 1,150 1,040,968
Series 2021-BA, Class AFL, (1-mo. CME
Term SOFR at 0.00% Floor + 0.89%),
4.53%, 04/20/62
(a)
............... 3,618 3,600,912
Series 2021-BA, Class AFX, 1.42%, 04/20/62 2,935 2,785,653
Series 2021-CA, Class AFL, (1-mo. CME
Term SOFR at 0.00% Floor + 0.85%),
4.49%, 04/20/62
(a)
............... 4,021 4,001,474
Series 2023-PL1A, Class A1B, 7.15%,
11/25/53 ..................... 1,695 1,729,732
Series 2025-1A, Class A1, (30-day Average
SOFR at 0.00% Floor + 0.75%), 4.38%,
10/25/33
(a)
.................... 4,255 4,254,752
Series 2025-AA, Class A1B, (30-day Average
SOFR at 0.00% Floor + 1.10%), 4.69%,
03/15/57
(a)
.................... 3,026 3,011,748
Series 2025-BA, Class A1B, (30-day Average
SOFR at 0.00% Floor + 1.35%), 4.94%,
05/17/55
(a)
.................... 3,501 3,509,728
Series 2025-BA, Class D, 6.04%, 05/17/55 1,425 1,391,764
Series 2025-CA, Class A1B, (30-day Average
SOFR at 1.35% Floor + 1.35%), 4.96%,
06/22/65
(a)
.................... 9,439 9,450,472

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Newbridge Park CLO DAC, Series 1X, Class A,
(3-mo. EURIBOR at 1.22% Floor + 1.22%),
3.42%, 04/15/40
(a) (b)
................ EUR 756 $ 862,895
Newday Funding
(a)(b)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.18%),
4.92%, 03/15/32 ................ GBP 534 710,152
Series 2024-1X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.65%),
5.39%, 03/15/32 ................ 208 277,076
Series 2024-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.40%),
6.14%, 03/15/32 ................ 147 196,437
Series 2026-1X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.05%),
0.00%, 07/15/34 ................ 461 611,493
Series 2026-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.30%),
0.00%, 07/15/34 ................ 100 132,645
Series 2026-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
0.00%, 07/15/34 ................ 206 273,249
Series 2026-1X, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 2.75%),
0.00%, 07/15/34 ................ 191 253,352
Newday Funding Master Issuer plc
(a)(b)
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.14%, 07/15/32 ................ 132 175,711
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.64%, 07/15/32 ................ 154 205,415
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.65%),
6.39%, 07/15/32 ................ 331 443,021
Series 2024-3X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
5.34%, 11/15/32 ................ 184 244,609
Series 2025-1X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.85%),
4.59%, 04/15/33 ................ 2,000 2,653,696
Series 2025-2X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.80%),
4.55%, 07/15/33 ................ 1,593 2,112,399
Series 2025-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.05%),
4.80%, 07/15/33 ................ 507 671,337
Series 2025-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.25%, 07/15/33 ................ 195 258,917
Series 2026-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.45%),
5.19%, 03/15/34 ................ 100 132,730
Noria DE
(a)(b)
Series 2024-DE1, Class D, (1-mo. EURIBOR
at 0.00% Floor + 1.65%), 3.89%, 02/25/43 EUR 65 74,578
Series 2024-DE1, Class E, (1-mo. EURIBOR
at 0.00% Floor + 3.55%), 5.79%, 02/25/43 65 75,659
Series 2024-DE1, Class F, (1-mo. EURIBOR
at 0.00% Floor + 4.50%), 6.74%, 02/25/43 65 75,108
Oaktree CLO Ltd.
(a)(c)
Series 2019-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.06%, 01/20/38 ................ USD 1,000 1,001,750
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-1A, Class D1RR, (3-mo. CME
Term SOFR at 2.60% Floor + 2.60%),
6.27%, 01/15/38 ................ USD 600 $ 588,642
Oban Cards plc
(a)(b)
Series 2026-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.23%, 06/17/35 ................ GBP 218 289,557
Series 2026-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.00%),
5.73%, 06/17/35 ................ 408 543,800
OCP Aegis CLO Ltd., Series 2024-39A, Class
AR, (3-mo. CME Term SOFR at 1.09% Floor
+ 1.09%), 4.77%, 04/16/38
(a) (c)
......... USD 3,050 3,047,101
OCP CLO Ltd., Series 2020-18A, Class A1R2,
(3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.05%, 07/20/37
(a) (c)
.......... 2,500 2,504,264
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.00%, 01/20/38
(a) (c)
..... 1,500 1,502,005
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class A1R2, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 4.96%, 07/19/38
(a) (c)
515 515,508
OHS Issuer LLC, Series 2026-1A, Class A2,
5.98%, 02/25/61
(c)
................. 1,796 1,749,372
Pagaya AI Technology in Housing Trust, Series
2023-1, Class A, 3.60%, 10/25/40
(c)
..... 4,911 4,725,587
Palmer Square Loan Funding Ltd., Series 2024-
3A, Class A2R, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 4.80%, 08/08/32
(a) (c)
3,225 3,219,635
Panorama Auto Trust
(a)(b)
Series 2025-1, Class A, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 0.97%), 5.27%, 03/15/33 ..... AUD 2,201 1,523,625
Series 2026-1, Class C, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.50%), 5.80%, 03/15/34 ..... 500 345,884
Series 2026-2, Class C, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.60%), 5.97%, 05/20/34 ..... 654 452,127
Series 2026-2, Class D, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.80%), 6.17%, 05/20/34 ..... 538 371,739
Series 2026-2, Class E, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 3.05%), 7.42%, 05/20/34 ..... 545 376,391
Park Blue CLO Ltd.
(a)(c)
Series 2023-3A, Class A1R, (3-mo. CME
Term SOFR at 1.48% Floor + 1.48%),
5.16%, 04/20/37 ................ USD 1,070 1,072,351
Series 2025-9A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 5.68%,
10/20/38 ..................... 1,500 1,505,190
Pavillion Consumer plc, Series 2025-1X, Class
B, (Sterling Overnight Index Average at 0.00%
Floor + 1.20%), 4.93%, 01/25/36
(a) (b)
..... GBP 1,272 1,684,103
PCL Funding IX plc
(a)(b)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.90%),
4.64%, 07/16/29 ................ 636 844,519
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.30%),
5.04%, 07/16/29 ................ 140 185,976
PCL Funding XII plc, Series 2026-1, Class B,
(Sterling Overnight Index Average at 0.00%
Floor + 1.15%), 4.88%, 06/15/30
(a) (b)
..... 177 235,026

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Penta CLO 17 DAC, Series 2024-17X, Class AR,
(3-mo. EURIBOR at 1.21% Floor + 1.21%),
3.49%, 02/15/39
(a) (b)
................ EUR 950 $ 1,085,317
Perimeter Master Note Business Trust
(c)
Series 2026-1A, Class A, 6.01%, 01/15/32 . USD 2,570 2,569,685
Series 2026-1A, Class B, 6.50%, 01/15/32 . 445 444,976
Series 2026-1A, Class C, 8.73%, 01/15/32 . 505 504,995
Series 2026-1A, Class D, 11.51%, 01/15/32 365 364,991
PFS Financing Corp., 5.54%, 10/16/28
(c) (e)
... 2,000 2,003,400
Pikes Peak CLO 11 Ltd., Series 2022-11A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.40%), 5.07%, 07/25/37
(a) (c)
......... 3,000 3,004,306
Pikes Peak CLO 6, Series 2020-6A, Class DRR,
(3-mo. CME Term SOFR at 2.50% Floor +
2.50%), 6.15%, 05/18/34
(a) (c)
.......... 1,285 1,278,182
Planet Fitness Master Issuer LLC, Series 2025-
1A, Class A2II, 5.65%, 12/06/55
(c)
....... 1,246 1,237,049
Point Broadband Funding LLC
(c)
Series 2025-1A, Class A2, 5.34%, 07/20/55 758 754,086
Series 2025-1A, Class C, 8.16%, 07/20/55 . 964 985,433
Pony SA
(a)(b)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.20%), 3.33%, 01/14/33 EUR 74 84,597
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 3.78%, 01/14/33 74 84,606
Post CLO Ltd., Series 2021-1A, Class BR,
(3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.27%, 10/15/34
(a) (c)
.......... USD 3,000 3,002,088
Prodigy Finance DAC, Series 2021-1A, Class
A, (1-mo. CME Term SOFR at 0.00% Floor +
1.36%), 5.01%, 07/25/51
(a) (c)
.......... 455 454,183
Progress Residential Trust, Series 2021-SFR10,
Class A, 2.39%, 12/17/40
(c)
........... 2,921 2,756,393
PRPM Issuer LLC, Series 2026-CRE1, Class
A, (1-mo. CME Term SOFR at 1.67% Floor +
1.67%), 5.31%, 03/19/43
(a) (c)
.......... 3,020 3,023,177
QTS Issuer ABS II LLC
(c)
Series 2025-1A, Class A2, 5.04%, 10/05/55 4,330 4,238,189
Series 2026-1A, Class A2, 5.36%, 01/05/56 3,409 3,366,841
Series 2026-1A, Class B, 6.73%, 01/05/56 . 1,095 1,096,082
Series 2026-4A, Class A2, 5.70%, 03/05/56 3,448 3,439,138
Series 2026-5A, Class A2, 6.18%, 03/06/56 640 646,898
Quarzo SRL
(a)(b)
Series 2024-1, Class C, (3-mo. EURIBOR at
0.00% Floor + 2.30%), 4.70%, 06/15/41 EUR 53 61,118
Series 2024-1, Class D, (3-mo. EURIBOR at
0.00% Floor + 3.70%), 6.10%, 06/15/41 53 60,987
Series 2025-1, Class A, (3-mo. EURIBOR at
0.00% Floor + 0.81%), 3.21%, 03/15/42 1,880 2,151,315
Series 2026-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.00%), 3.40%, 09/15/43 805 921,079
Series 2026-1, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.40%), 3.80%, 09/15/43 314 359,453
RCKT Mortgage Trust
(c)
Series 2023-CES3, Class A1A, 7.11%,
11/25/43
(a)
.................... USD 939 942,591
Series 2024-CES1, Class A1A, 6.02%,
02/25/44
(a)
.................... 4,505 4,513,309
Series 2024-CES3, Class A2, 6.68%,
05/25/44
(a)
.................... 570 574,356
Series 2024-CES5, Class A2, 6.04%,
08/25/44
(d)
.................... 2,380 2,387,649
Series 2025-CES4, Class A1A, 5.81%,
04/25/55
(d)
.................... 3,454 3,471,392
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 4.99%, 01/25/38
(a) (c)
.......... USD 2,180 $ 2,182,959
Regatta 36 Funding Ltd., Series 2026-1A, Class
D1, (3-mo. CME Term SOFR at 3.00% Floor +
3.00%), 6.67%, 04/15/39
(a) (c)
.......... 250 251,741
Regatta XVIII Funding Ltd., Series 2021-1A,
Class A1R, (3-mo. CME Term SOFR at 1.16%
Floor + 1.16%), 4.83%, 04/15/38
(a) (c)
..... 575 574,957
Regional Management Issuance Trust, Series
2024-2, Class A, 5.11%, 12/15/33
(c)
...... 915 916,273
Republic Finance Issuance Trust
(c)
Series 2024-A, Class A, 5.91%, 08/20/32 .. 3,670 3,677,475
Series 2026-A, Class A, 4.82%, 06/20/39 .. 2,670 2,653,864
RevoCar UG, Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor + 0.56%), 2.85%,
02/21/37
(a) (b)
..................... EUR 303 345,982
RMIT Cash Management LLC, Series 2021-3,
Class A, 3.88%, 10/17/33
(c) (e)
.......... USD 4,470 4,425,300
Rockford Tower CLO Ltd.
(a)(c)
Series 2021-1A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 5.11%,
07/20/34 ..................... 10,750 10,752,687
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.61% Floor + 1.61%), 5.29%,
04/20/37 ..................... 5,000 5,000,000
RR 32 Ltd., Series 2024-32RA, Class A1R,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.03%, 10/15/39
(a) (c)
.......... 1,355 1,357,374
RR 36 Ltd., Series 2024-36RA, Class A1R,
(3-mo. CME Term SOFR at 1.29% Floor +
1.29%), 4.96%, 01/15/40
(a) (c)
.......... 1,750 1,752,694
RR 43 Ltd., Series 2026-43A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.35%, 10/15/39
(a) (c)
................ 1,190 1,189,319
Sagard-HalseyPoint CLO 10 Ltd., Series 2025-
10A, Class A1, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.03%, 10/20/38
(a) (c)
2,750 2,755,519
SAIF Securitization Trust, Series 2026-CES1,
Class A1A, 5.40%, 02/25/56
(c) (d)
........ 1,824 1,815,270
Santander Consumo 10 FT
(a)(b)
Series 10, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.50%), 3.74%, 05/22/41 EUR 300 343,215
Series 10, Class D, (3-mo. EURIBOR at
0.00% Floor + 1.90%), 4.14%, 05/22/41 300 343,384
Satus plc
(a)(b)
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.25%),
4.98%, 01/17/31 ................ GBP 141 187,140
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.05%),
5.78%, 01/17/31 ................ 137 181,478
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.30%),
7.03%, 01/17/31 ................ 100 133,331
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 5.30%),
9.03%, 01/17/31 ................ 100 132,686
SC Germany SA Compartment Consumer
(a)(b)
Series 2024-1, Class A, (1-mo. EURIBOR at
0.00% Floor + 0.65%), 2.78%, 01/14/38 EUR 466 533,003
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.00%), 3.13%, 01/14/38 239 272,692
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.30%), 3.43%, 01/14/38 398 454,636

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.40%), 3.53%, 05/14/38 EUR 100 $ 114,633
Series 2024-2, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 3.83%, 05/14/38 100 114,642
Series 2025-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 0.95%), 3.08%, 12/14/38 1,000 1,139,770
SC Sweden I SARL, Series 1, Class B, (STIB1M
at 0.00% Floor + 1.39%), 3.37%, 12/25/39
(a) (b)
SEK 6,350 654,871
Scooters Coffee Issuer LLC, Series 2026-1A,
Class A2, 6.38%, 05/20/56
(c)
.......... USD 1,775 1,780,821
Sculptor European CLO VIII DAC, Series 8X,
Class A1R, (3-mo. EURIBOR at 1.28% Floor
+ 1.28%), 3.45%, 01/17/38
(a) (b)
......... EUR 2,500 2,855,546
Service Experts Issuer LLC
(c)
Series 2021-1A, Class A, 2.67%, 02/02/32 . USD 292 288,893
Series 2024-1A, Class A, 6.39%, 11/20/35 . 473 480,824
Sesac Finance LLC, Series 2025-1, Class A2,
5.50%, 07/25/55
(c)
................. 1,625 1,579,048
Signal Peak CLO 12 Ltd., Series 2022-12A,
Class A1R, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.08%, 07/18/37
(a) (c)
..... 540 540,922
Signal Peak CLO 5 Ltd., Series 2018-5A, Class
A1R2, (3-mo. CME Term SOFR at 1.23%
Floor + 1.23%), 4.86%, 04/25/37
(a) (c)
..... 1,885 1,885,942
Silver Point CLO 8 Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.21% Floor +
1.21%), 4.88%, 04/15/38
(a) (c)
.......... 1,000 1,000,158
Sixth Street CLO XI Ltd., Series 2018-11A, Class
AR2, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.22%), 4.87%, 04/25/37
(a) (c)
......... 1,725 1,725,170
Sixth Street CLO XX Ltd., Series 2021-20A,
Class BR, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.33%, 07/17/38
(a) (c)
..... 1,000 1,002,858
SLM Private Credit Student Loan Trust
(a)
Series 2004-A, Class A3, (3-mo. CME Term
SOFR at 0.00% Floor + 0.66%), 4.33%,
06/15/33 ..................... 67 66,894
Series 2005-A, Class A4, (3-mo. CME Term
SOFR at 0.00% Floor + 0.57%), 4.24%,
12/15/38 ..................... 2,203 2,165,744
Series 2005-B, Class A4, (3-mo. CME Term
SOFR at 0.00% Floor + 0.59%), 4.26%,
06/15/39 ..................... 2,205 2,175,072
Series 2007-A, Class A4A, (3-mo. CME Term
SOFR at 0.00% Floor + 0.50%), 4.17%,
12/16/41 ..................... 1,252 1,236,459
SLM Private Education Loan Trust, Series
2010-C, Class A5, (1-mo. CME Term SOFR at
0.00% Floor + 4.86%), 8.49%, 10/15/41
(a) (c)
8,952 9,284,572
SLM Student Loan Trust, Series 2013-4, Class
A, (30-day Average SOFR at 0.00% Floor +
0.66%), 4.29%, 06/25/43
(a)
........... 2,160 2,126,448
SMB Private Education Loan Trust
(c)
Series 2020-A, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 0.94%), 4.57%,
09/15/37
(a)
.................... 293 292,596
Series 2021-A, Class APL, (1M Sofr FWD +
0.84%), 4.47%, 01/15/53
(a)
......... 6,402 6,346,879
Series 2021-C, Class APT1, 1.39%, 01/15/53 2,766 2,525,159
Series 2021-C, Class D, 3.93%, 01/15/53 . 134 118,998
SoFi Consumer Loan Program Trust
(c)
Series 2026-B, Class A, 4.40%, 02/25/36 .. 1,485 1,481,709
Series 2026-B, Class B, 4.90%, 02/25/36 .. 1,760 1,752,041
Series 2026-B, Class C, 5.20%, 02/25/36 . 1,680 1,677,367
Series 2026-B, Class D, 5.56%, 02/25/36 . 1,649 1,636,915
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
SoFi Personal Loan Trust
(c)
Series 2023-1,  0.00%, 10/15/30
(g)
...... USD 47 $ 529,376
Series 2023-1A, Class A, 6.00%, 11/12/30 . 292 292,690
Series 2024-1A, Class A, 6.06%, 02/12/31 . 449 448,820
SoFi Professional Loan Program LLC, Series
2019-A, Class A2FX, 3.69%, 06/15/48
(c)
... 401 399,020
SoFi Professional Loan Program Trust
(c)
Series 2018-C, Class A2FX, 3.59%, 01/25/48 174 173,389
Series 2021-A, Class AFX, 1.03%, 08/17/43 335 292,711
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1R, (3-mo. CME Term SOFR at 1.28%
Floor + 1.28%), 4.95%, 01/25/32
(a) (c)
..... 3,591 3,593,082
SpringCastle America Funding LLC, Series 2020-
AA, Class A, 1.97%, 09/25/37
(c)
........ 1,727 1,623,816
Stream Innovations Issuer Trust, Series 2025-1A,
Class A, 5.05%, 09/15/45
(c)
........... 311 309,430
Summit Issuer LLC, Series 2025-1A, Class A2,
5.21%, 11/20/55
(c)
................. 2,607 2,589,468
Sunrise SPC 98 SRL
(a)(b)
Series 2026-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.25%), 3.46%, 04/27/51 EUR 375 426,243
Series 2026-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.50%), 3.71%, 04/27/51 173 197,044
Series 2026-1, Class E, (1-mo. EURIBOR at
0.00% Floor + 2.85%), 5.06%, 04/27/51 183 209,523
Sunrise Spv 95 SRL, Series 2024-1, Class A1,
(1-mo. EURIBOR at 0.00% Floor + 0.80%),
3.01%, 03/27/49
(a) (b)
................ 149 170,057
Symphony CLO 52 Ltd., Series 2025-52A, Class
AR, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.15%), 4.82%, 01/20/36
(a) (c)
......... USD 800 800,377
Symphony CLO XXII Ltd., Series 2020-22A,
Class DR, (3-mo. CME Term SOFR at 3.30%
Floor + 3.30%), 6.98%, 04/18/33
(a) (c)
..... 1,250 1,250,584
TAGUS - Sociedade de Titularizacao de Creditos
SA
(a)(b)
Series 2, Class B, (1-mo. EURIBOR at 0.00%
Floor + 1.80%), 4.01%, 10/27/42 ..... EUR 58 66,409
Series 2, Class C, (1-mo. EURIBOR at 0.00%
Floor + 2.60%), 4.81%, 10/27/42 ..... 58 66,642
Series 2, Class D, (1-mo. EURIBOR at 0.00%
Floor + 2.85%), 5.13%, 09/23/38 ..... 238 267,778
Series 2, Class D, (1-mo. EURIBOR at 0.00%
Floor + 4.00%), 6.21%, 10/27/42 ..... 60 69,784
Series 3, Class B, (1-mo. EURIBOR at 0.00%
Floor + 1.40%), 3.61%, 10/27/43 ..... 100 114,124
Series 3, Class C, (1-mo. EURIBOR at 0.00%
Floor + 1.65%), 3.86%, 10/27/43 ..... 100 114,678
Series 3, Class D, (1-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.21%, 10/27/43 ..... 200 228,208
Series 3, Class E, (1-mo. EURIBOR at 0.00%
Floor + 4.40%), 6.61%, 10/27/43 ..... 200 228,607
Series 6, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.20%), 3.51%, 12/25/39 ..... 400 457,216
TCW CLO Ltd., Series 2023-1A, Class A1R,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.05%, 03/31/38
(a) (c)
.......... USD 825 826,837
Texas Debt Capital CLO 2024-I Ltd., Series
2024-1A, Class D1R, (3-mo. CME Term
SOFR at 2.50% Floor + 2.60%), 6.25%,
07/22/39
(a) (c)
..................... 1,000 1,000,000
Texas Debt Capital Euro CLO DAC, Series 2024-
1X, Class AR, (3-mo. EURIBOR at 1.28%
Floor + 1.28%), 3.57%, 07/16/40
(a) (b)
..... EUR 2,000 2,285,200

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Tikehau US CLO IV Ltd., Series 2023-1A, Class
C1R, (3-mo. CME Term SOFR at 2.30% Floor
+ 2.30%), 5.97%, 03/15/38
(a) (c)
......... USD 1,000 $ 1,003,780
Trestles CLO III Ltd., Series 2020-3A, Class X,
(3-mo. CME Term SOFR at 1.00% Floor +
1.00%), 4.68%, 10/20/37
(a) (c)
.......... 423 422,851
Trinitas CLO XII Ltd.
(a)(c)
Series 2020-12A, Class A1R2, (3-mo. CME
Term SOFR at 1.05% Floor + 1.05%),
4.72%, 04/25/33 ................ 1,560 1,559,839
Series 2020-12A, Class B1R2, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.22%, 04/25/33 ................ 3,500 3,494,646
UPG HI Issuer Trust, Series 2025-2, Class A,
5.00%, 09/25/47
(c)
................. 1,047 1,041,618
Upgrade Master Pass-Thru Trust
(c)
Series 2025-ST4, Class A, 5.50%, 08/16/32 602 601,413
Series 2025-ST5, Class A, 4.79%, 09/15/32 3,090 3,089,665
Series 2025-ST6, Class A, 4.61%, 10/15/32 1,490 1,488,193
Series 2025-ST7, Class A, 4.55%, 11/15/32 1,045 1,044,273
Series 2025-ST7, Class B, 4.98%, 11/15/32 927 924,778
Series 2025-ST8, Class D, 5.91%, 12/15/33 642 637,751
Series 2026-ST1, Class A, 4.24%, 03/15/34 1,052 1,049,473
UPX HIL Issuer Trust, Series 2025-1, Class A,
5.16%, 01/25/47
(c)
................. 1,453 1,440,886
US Bank NA, Series 2026-RVM1, Class B1,
4.96%, 12/25/46
(c)
................. 2,647 2,614,558
Vantage Data Centers Germany Borrower Lux
SARL, Series 2025-1X, Class A2, 4.29%,
06/28/50
(b)
...................... EUR 822 938,065
Vantage Data Centers Issuer LLC, Series 2025-
2A, Class A2, 5.24%, 11/15/55
(c)
........ USD 1,613 1,566,279
Vantage Data Centers Jersey Borrower Spv Ltd.,
Series 2024-1X, 6.17%, 05/28/39
(b)
...... GBP 867 1,162,059
VB-S1 Issuer LLC, Series 2026-1A, Class F,
6.84%, 03/15/56
(c)
................. USD 2,304 2,316,393
Vehis Auto Leasing DAC, Series 2026-1, Class
B, (WIBR3M at 0.00% Floor + 5.50%), 9.33%,
06/25/34
(a) (b)
..................... PLN 4,147 1,102,398
Velocity plc
(a)(b)
Series 2026-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
5.28%, 02/25/37 ................ GBP 86 113,455
Series 2026-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.80%),
5.53%, 02/25/37 ................ 86 113,454
Series 2026-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.20%),
6.93%, 02/25/37 ................ 86 113,455
Venture 31 CLO Ltd., Series 2018-31A, Class
A1, (3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 4.97%, 04/20/31
(a) (c)
.......... USD 113 112,695
Vista Point Securitization Trust
(c)(d)
Series 2024-CES1, Class A2, 6.84%,
05/25/54 ..................... 2,370 2,388,852
Series 2024-CES1, Class A3, 7.18%,
05/25/54 ..................... 1,192 1,203,005
Voya Euro CLO III DAC, Series 3X, Class AR,
(3-mo. EURIBOR at 1.25% Floor + 1.25%),
3.19%, 03/16/38
(a) (b)
................ EUR 310 354,398
Warwick Capital CLO 6 Ltd., Series 2025-6A,
Class A1, (3-mo. CME Term SOFR at 1.43%
Floor + 1.43%), 5.11%, 07/20/38
(a) (c)
..... USD 825 826,443
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Wellfleet CLO Ltd., Series 2021-4A, Class A1R,
(3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 4.97%, 10/25/38
(a) (c)
.......... USD 1,200 $ 1,201,560
Whitebox CLO I Ltd., Series 2019-1A, Class
A1R3, (3-mo. CME Term SOFR at 1.18%
Floor + 1.18%), 4.85%, 01/24/37
(a) (c)
..... 4,450 4,447,932
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R2, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.05%, 10/24/37
(a) (c)
..... 260 260,419
Wise CLO Ltd., Series 2026-1A, Class A, (3-mo.
CME Term SOFR at 1.22% Floor + 1.22%),
4.99%, 07/20/39
(a) (c)
................ 4,405 4,399,494
Youni Italy SRL
(a)(b)
Series 2024-1, Class A, (1-mo. EURIBOR at
0.00% Floor + 0.88%), 3.12%, 04/25/34 EUR 235 269,309
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 3.94%, 04/25/34 64 74,080
Total Asset-Backed Securities — 14 .8%
(Cost: $ 604,180,641 ) .............................. 598,325,922
Shares
Shares
Common Stocks
Financial Services — 0.0%
Labels Buyer LLC
(h)
.................. 249 9,466
Total Common Stocks — 0.0%
(Cost: $ — ) ..................................... 9,466
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 1.0%
ATI, Inc.
4.88% , 10/01/29 .................. USD 448 443,090
7.25% , 08/15/30 .................. 426 442,304
Axon Enterprise, Inc., 6.13%, 03/15/30
(c)
.... 100 101,996
Boeing Co. (The)
6.30% , 05/01/29 .................. 5,045 5,252,040
5.15% , 05/01/30 .................. 2,982 3,018,354
Bombardier, Inc., 8.75%, 11/15/30
(c)
....... 976 1,031,685
Honeywell Aerospace, Inc., 4.30%, 03/16/31
(c)
5,260 5,169,210
L3Harris Technologies, Inc., 4.40%, 06/15/28 . 901 897,560
Lockheed Martin Corp., 5.10%, 11/15/27 .... 989 1,000,300
RTX Corp.
2.65% , 11/01/26 .................. 1,150 1,144,820
3.50% , 03/15/27 .................. 2,522 2,508,796
3.13% , 05/04/27 .................. 5,802 5,741,588
4.13% , 11/16/28 .................. 6,351 6,301,764
5.75% , 01/15/29 .................. 900 927,077
2.25% , 07/01/30 .................. 340 311,239
TransDigm, Inc.
6.75% , 08/15/28
(c)
................. 400 403,984
4.63% , 01/15/29 .................. 164 161,389
6.38% , 03/01/29
(c)
................. 1,318 1,338,141
4.88% , 05/01/29 .................. 100 98,532
6.88% , 12/15/30
(c)
................. 266 273,368
6.63% , 03/01/32
(c)
................. 1,223 1,254,334
6.38% , 05/31/33
(c)
................. 1,089 1,099,354
6.75% , 01/31/34
(c)
................. 100 102,571
39,023,496

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components — 0.2%
Adient Global Holdings Ltd., 7.50%, 02/15/33
(c)
USD 462 $ 476,586
Allison Transmission, Inc.
(c)
4.75% , 10/01/27 .................. 171 170,574
3.75% , 01/30/31 .................. 100 93,519
American Axle & Manufacturing, Inc., 7.75%,
10/15/33
(c)
..................... 1,005 992,806
Clarios Global LP
(c)
6.75% , 05/15/28 .................. 100 101,464
6.75% , 02/15/30 .................. 157 161,778
6.75% , 09/15/32 .................. 201 205,278
Cooper-Standard Automotive, Inc., 9.25%,
03/01/31
(c)
..................... 869 875,822
Cyprium Corp.
(c)
6.13% , 04/15/31 .................. 507 506,978
6.38% , 04/15/34 .................. 149 148,702
Forvia SE, 6.75%, 09/15/33
(c)
........... 395 394,816
Goodyear Tire & Rubber Co. (The)
5.25% , 04/30/31 .................. 587 529,710
5.25% , 07/15/31 .................. 623 554,515
5.63% , 04/30/33 .................. 413 359,817
Tenneco, Inc., 8.00%, 11/17/28
(c)
........ 717 721,484
ZF North America Capital, Inc.
(c)
7.50% , 03/24/31 .................. 1,467 1,476,893
6.88% , 04/23/32 .................. 273 268,579
8,039,321
Automobiles — 0.2%
Jaguar Land Rover Automotive plc, 4.50%,
10/01/27
(c)
..................... 289 286,438
Nissan Motor Acceptance Co. LLC
(c)
7.05% , 09/15/28 .................. 167 171,100
6.13% , 09/30/30 .................. 702 690,080
Nissan Motor Co. Ltd.
(c)
7.50% , 07/17/30 .................. 875 901,840
7.75% , 07/17/32 .................. 920 953,539
8.13% , 07/17/35 .................. 1,097 1,161,691
Stellantis NV, 3.38%, 11/19/28
(b)
......... EUR 2,300 2,612,672
6,777,360
Banks — 9.6%
Bank of America Corp.
(a)
(1-day SOFR + 1.34%), 5.93% , 09/15/27 . USD 18,162 18,215,309
Series FIX , (1-day SOFR + 0.83%), 4.98% ,
01/24/29 ..................... 4,583 4,608,036
(1-day SOFR + 1.11%), 4.62% , 05/09/29 . 13,484 13,477,500
(1-day SOFR + 1.06%), 2.09% , 06/14/29 . 305 290,441
(3-mo. CME Term SOFR + 1.47%), 3.97% ,
02/07/30 ..................... 895 878,147
(1-day SOFR + 0.87%), 4.46% , 02/06/32 . 6,229 6,119,176
(1-day SOFR + 1.32%), 2.69% , 04/22/32 . 3,369 3,051,691
(1-day SOFR + 1.04%), 4.70% , 04/23/32 . 8,700 8,626,850
(1-day SOFR + 1.21%), 2.57% , 10/20/32 . 4,540 4,041,000
Citibank NA
4.58% , 05/29/27 .................. 4,808 4,818,334
5.80% , 09/29/28 .................. 663 682,118
4.91% , 05/29/30 .................. 3,712 3,757,803
(1-day SOFR + 0.91%), 4.85% , 06/18/32
(a)
3,330 3,327,625
Citigroup, Inc.
3.20% , 10/21/26 .................. 9,984 9,951,775
(1-day SOFR + 1.14%), 4.64% , 05/07/28
(a)
15,767 15,776,766
(3-mo. CME Term SOFR + 1.41%), 3.52% ,
10/27/28
(a)
.................... 5,000 4,932,340
(3-mo. CME Term SOFR + 1.45%), 4.08% ,
04/23/29
(a)
.................... 1,954 1,935,713
(1-day SOFR + 1.36%), 5.17% , 02/13/30
(a)
8,354 8,443,126
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.60%), 3.98% ,
03/20/30
(a)
.................... USD 5,090 $ 4,991,811
(1-day SOFR + 1.34%), 4.54% , 09/19/30
(a)
8,815 8,753,080
(1-day SOFR + 1.46%), 4.95% , 05/07/31
(a)
12,134 12,174,151
(1-day SOFR + 1.17%), 4.50% , 09/11/31
(a)
8,023 7,918,555
JPMorgan Chase & Co.
(a)
(1-day SOFR + 0.77%), 1.47% , 09/22/27 . 2,330 2,314,496
(1-day SOFR + 1.33%), 6.07% , 10/22/27 . 9,500 9,546,102
(1-day SOFR + 0.93%), 4.98% , 07/22/28 . 18,135 18,214,527
(1-day SOFR + 0.80%), 4.92% , 01/24/29 . 10,987 11,040,304
(1-day SOFR + 1.02%), 2.07% , 06/01/29 . 1,200 1,143,992
(1-day SOFR + 1.45%), 5.30% , 07/24/29 . 3,020 3,059,321
(1-day SOFR + 1.31%), 5.01% , 01/23/30 . 4,254 4,282,815
(1-day SOFR + 0.82%), 4.41% , 04/23/30 . 6,300 6,246,416
(3-mo. CME Term SOFR + 1.42%), 3.70% ,
05/06/30 ..................... 15,870 15,434,058
(1-day SOFR + 1.13%), 5.00% , 07/22/30 . 8,045 8,099,471
(1-day SOFR + 1.01%), 5.14% , 01/24/31 . 10,129 10,242,901
(1-day SOFR + 1.44%), 5.10% , 04/22/31 . 1,484 1,500,756
(1-day SOFR + 0.93%), 4.26% , 10/22/31 . 5,025 4,912,447
(1-day SOFR + 0.84%), 4.35% , 01/22/32 . 3,425 3,355,063
(1-day SOFR + 1.07%), 1.95% , 02/04/32 . 4,580 4,031,500
KeyCorp, (SOFR Index + 1.23%), 5.12%,
04/04/31
(a)
..................... 187 188,451
Morgan Stanley Bank NA
(a)
(1-day SOFR + 0.93%), 4.97% , 07/14/28 . 17,587 17,661,863
(SOFR Index + 0.97%), 4.79% , 05/10/30 . 4,315 4,319,261
Morgan Stanley Private Bank NA
(a)
(1-day SOFR + 0.77%), 4.47% , 07/06/28 . 10,000 9,989,120
(1-day SOFR + 0.78%), 4.20% , 11/17/28 . 2,965 2,949,812
(1-day SOFR + 1.08%), 4.73% , 07/18/31 . 13,844 13,781,551
(1-day SOFR + 1.02%), 4.47% , 11/19/31 . 3,950 3,882,380
Pinnacle Financial Partners, Inc., (1-day SOFR +
1.70%), 5.60%, 05/19/32
(a)
........... 5,495 5,512,570
Regions Bank, (1-day SOFR + 0.81%), 4.76%,
07/27/29
(a)
..................... 9,720 9,723,507
Truist Financial Corp.
(a)
(1-day SOFR + 0.86%), 1.89% , 06/07/29 . 1,317 1,249,636
(1-day SOFR + 1.62%), 5.44% , 01/24/30 . 1,627 1,654,145
Wells Fargo & Co.
(a)
Series W , (1-day SOFR + 0.78%), 4.90% ,
01/24/28 ..................... 946 948,143
(1-day SOFR + 1.07%), 5.71% , 04/22/28 . 16,506 16,654,474
(1-day SOFR + 1.37%), 4.97% , 04/23/29 . 8,903 8,946,439
(1-day SOFR + 1.74%), 5.57% , 07/25/29 . 4,410 4,484,491
(1-day SOFR + 0.88%), 4.08% , 09/15/29 . 9,960 9,820,285
(1-day SOFR + 0.74%), 4.18% , 01/23/30 . 3,370 3,325,826
(3-mo. CME Term SOFR + 1.43%), 2.88% ,
10/30/30 ..................... 4,150 3,906,509
(1-day SOFR + 1.50%), 5.15% , 04/23/31 . 4,136 4,179,414
Westpac Banking Corp., 4.18%, 05/22/28
(c)
.. 17,040 16,992,647
390,366,040
Beverages — 0.0%
Primo Water Holdings, Inc., 4.38%, 04/30/29
(c)
230 224,508
Biotechnology — 0.5%
AbbVie, Inc.
4.80% , 03/15/29 .................. 2,864 2,886,206
3.20% , 11/21/29 .................. 636 608,996
4.88% , 03/15/30 .................. 1,783 1,802,625
4.13% , 03/15/31 .................. 2,225 2,177,220
Amgen, Inc.
2.20% , 02/21/27 .................. 1,323 1,305,481
5.15% , 03/02/28 .................. 5,257 5,307,096
1.65% , 08/15/28 .................. 817 769,934

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology (continued)
4.05% , 08/18/29 .................. USD 3,680 $ 3,623,847
5.25% , 03/02/30 .................. 208 211,928
Genmab A/S, 7.25%, 12/15/33
(c)
......... 850 886,208
19,579,541
Broadline Retail — 0.4%
Amazon.com, Inc., 4.00%, 03/13/29 ...... 13,380 13,236,988
Kohl's Corp., 5.13%, 05/01/31
(d)
......... 756 675,836
Match Group Holdings II LLC
(c)
5.00% , 12/15/27 .................. 463 461,384
4.63% , 06/01/28 .................. 60 59,181
4.13% , 08/01/30 .................. 47 44,234
3.63% , 10/01/31 .................. 168 151,156
6.13% , 09/15/33 .................. 162 160,086
Nordstrom, Inc., 4.38%, 04/01/30 ........ 253 243,503
Rakuten Group, Inc.
(c)
9.75% , 04/15/29 .................. 855 929,221
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.96%), 6.25%
(a) (i)
.. 274 259,329
Wayfair LLC
(c)
7.25% , 10/31/29 .................. 100 103,206
7.75% , 09/15/30 .................. 354 372,139
6.75% , 11/15/32 .................. 222 227,971
7.13% , 05/31/34 .................. 185 190,212
17,114,446
Building Products — 0.2%
(c)
Builders FirstSource, Inc.
5.00% , 03/01/30 .................. 690 676,408
6.38% , 03/01/34 .................. 285 288,108
6.75% , 05/15/35 .................. 468 477,159
EMRLD Borrower LP
6.63% , 12/15/30 .................. 594 607,267
6.75% , 07/15/31 .................. 191 197,694
Quikrete Holdings, Inc.
6.38% , 03/01/32 .................. 948 968,075
6.75% , 03/01/33 .................. 653 665,654
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28 ...................... 470 470,967
Standard Building Solutions, Inc.
6.50% , 08/15/32 .................. 452 454,732
6.25% , 08/01/33 .................. 279 277,059
5.88% , 03/15/34 .................. 343 330,522
Standard Industries, Inc.
4.75% , 01/15/28 .................. 606 601,712
4.38% , 07/15/30 .................. 174 165,257
6,180,614
Capital Markets — 4.8%
Deutsche Bank AG
(a)
(1-day SOFR + 1.21%), 5.37% , 01/10/29 . 6,177 6,237,315
(1-day SOFR + 2.51%), 6.82% , 11/20/29 . 699 731,188
(1-day SOFR + 1.10%), 4.47% , 12/10/31 . 930 914,588
Focus Financial Partners LLC, 6.75%, 09/15/31
(c)
419 421,605
FS KKR Capital Corp.
2.63% , 01/15/27 .................. 51 50,059
6.88% , 08/15/29 .................. 646 647,246
6.13% , 01/15/31 .................. 870 836,391
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 0.82%), 1.54% , 09/10/27 . 10,630 10,570,559
(1-day SOFR + 0.91%), 1.95% , 10/21/27 . 13,057 12,955,350
(1-day SOFR + 1.11%), 2.64% , 02/24/28 . 1,348 1,331,758
(1-day SOFR + 1.32%), 4.94% , 04/23/28 . 10,550 10,580,056
(1-day SOFR + 0.71%), 4.15% , 01/21/29 . 8,790 8,714,332
(3-mo. CME Term SOFR + 1.56%), 4.22% ,
05/01/29 ..................... 3,000 2,973,945
(1-day SOFR + 0.90%), 4.15% , 10/21/29 . 12,750 12,570,226
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.77%), 6.48% , 10/24/29 . USD 1,390 $ 1,441,858
(1-day SOFR + 0.99%), 4.59% , 04/20/30 . 5,010 4,981,723
(1-day SOFR + 1.27%), 5.73% , 04/25/30 . 177 181,394
(1-day SOFR + 1.21%), 5.05% , 07/23/30 . 12,717 12,791,507
(1-day SOFR + 1.58%), 5.22% , 04/23/31 . 11,792 11,909,519
(1-day SOFR + 1.06%), 4.37% , 10/21/31 . 8,540 8,352,430
(1-day SOFR + 0.96%), 4.52% , 01/21/32 . 5,000 4,905,643
(1-day SOFR + 1.03%), 4.97% , 06/03/32 . 3,700 3,697,867
Jane Street Group
(c)
4.50% , 11/15/29 .................. 270 263,166
7.13% , 04/30/31 .................. 942 973,987
6.13% , 11/01/32 .................. 111 111,023
Morgan Stanley
(a)
(SOFR 6 Month + 1.00%), 2.48% , 01/21/28 4,791 4,739,072
(1-day SOFR + 1.38%), 4.99% , 04/12/29 . 13,689 13,763,401
(1-day SOFR + 1.45%), 5.17% , 01/16/30 . 3,570 3,602,176
(SOFR Index + 0.96%), 4.56% , 04/10/30 . 3,030 3,010,783
(1-day SOFR + 1.26%), 5.66% , 04/18/30 . 8,499 8,681,811
(1-day SOFR + 1.22%), 5.04% , 07/19/30 . 10,557 10,630,633
(1-day SOFR + 1.10%), 4.65% , 10/18/30 . 3,520 3,501,027
(1-day SOFR + 1.51%), 5.19% , 04/17/31 . 2,335 2,359,600
(1-day SOFR + 0.95%), 4.49% , 01/16/32 . 4,725 4,633,156
(1-day SOFR + 1.20%), 4.71% , 03/12/32 . 3,770 3,723,411
(SOFR Index + 1.18%), 4.81% , 04/16/32 . 3,075 3,051,095
Osaic Holdings, Inc., 6.75%, 08/01/32
(c)
.... 680 681,163
Stonex Escrow Issuer LLC, 6.88%, 07/15/32
(c)
436 448,370
StoneX Group, Inc., 7.88%, 03/01/31
(c)
..... 100 104,998
UBS Group AG
(c)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 1.49% ,
08/10/27
(a)
.................... 8,065 8,036,717
4.28% , 01/09/28 .................. 875 871,064
(1-day SOFR + 1.06%), 4.40% , 09/23/31
(a)
1,770 1,734,682
(1-day SOFR + 1.05%), 4.59% , 08/10/32
(a)
3,460 3,394,761
196,112,655
Chemicals — 0.7%
Avient Corp., 7.13%, 08/01/30
(c)
......... 465 473,559
Axalta Coating Systems LLC, 4.75%, 06/15/27
(c)
454 452,656
Celanese US Holdings LLC
7.33% , 07/15/29
(d)
................. 661 690,937
7.00% , 02/15/31 .................. 1,057 1,087,922
7.38% , 07/15/32
(d)
................. 605 636,318
Chemours Co. (The)
(c)
5.75% , 11/15/28 .................. 193 192,844
4.63% , 11/15/29 .................. 108 103,084
7.88% , 03/15/34 .................. 697 700,398
Dow Chemical Co. (The), 4.80%, 01/15/31 .. 5,790 5,703,470
Ecolab, Inc., 4.80%, 06/15/31 .......... 4,050 4,067,929
FMC Corp., 6.38%, 05/18/53 ........... 1,158 910,344
Huntsman International LLC
4.50% , 05/01/29 .................. 294 287,127
2.95% , 06/15/31 .................. 354 318,188
INEOS Finance plc, 7.50%, 04/15/29
(c)
..... 1,110 1,079,181
LYB International Finance III LLC, 5.13%,
01/15/31 ...................... 4,590 4,582,730
Methanex Corp., 5.13%, 10/15/27 ........ 696 695,309
NOVA Chemicals Corp.
(c)
5.25% , 06/01/27 .................. 416 416,323
7.00% , 12/01/31 .................. 108 113,486
Olin Corp.
5.63% , 08/01/29 .................. 59 58,566
5.00% , 02/01/30 .................. 123 119,239
6.63% , 04/01/33
(c)
................. 344 339,672
Olympus Water US Holding Corp.
(c)
7.25% , 06/15/31 .................. 535 541,728

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
6.75% , 08/01/32 .................. USD 200 $ 195,416
7.25% , 02/15/33 .................. 1,074 1,062,151
Sasol Financing USA LLC, 4.38%, 09/18/26 .. 3,000 2,987,760
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/31 132 123,722
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
..................... 131 128,448
WR Grace Holdings LLC
(c)
7.38% , 03/01/31 .................. 223 223,927
6.63% , 08/15/32 .................. 154 149,361
7.00% , 08/01/33 .................. 307 298,944
28,740,739
Commercial Services & Supplies — 0.3%
ADT Security Corp. (The)
(c)
4.13% , 08/01/29 .................. 188 180,252
5.88% , 10/15/33 .................. 523 513,779
Allied Universal Holdco LLC
(c)
4.63% , 06/01/28 .................. 929 912,947
6.88% , 06/15/30 .................. 884 908,396
7.88% , 02/15/31 .................. 81 84,676
Aramark Services, Inc., 5.00%, 02/01/28
(c)
... 410 409,179
Brink's Co. (The), 6.50%, 06/15/29
(c)
...... 150 153,002
Clean Harbors, Inc., 6.38%, 02/01/31
(c)
..... 24 24,339
Deluxe Corp., 8.13%, 09/15/29
(c)
......... 200 207,052
Garda World Security Corp., 7.75%, 02/15/28
(c)
1,661 1,690,295
GEO Group, Inc. (The), 8.63%, 04/15/29 ... 556 579,226
GFL Environmental, Inc.
(c)
4.00% , 08/01/28 .................. 499 487,202
4.75% , 06/15/29 .................. 490 482,207
4.38% , 08/15/29 .................. 45 43,742
6.75% , 01/15/31 .................. 254 261,310
Multi-Color Corp., 8.50%, (8.50% Cash or 2.50%
PIK), 05/11/33
(a) (c) (j)
................ 494 431,953
Prime Security Services Borrower LLC, 3.38%,
08/31/27
(c)
..................... 378 370,290
Veralto Corp., 4.85%, 01/15/32 ......... 4,440 4,432,851
Waste Pro USA, Inc., 7.00%, 02/01/33
(c)
.... 168 171,913
Williams Scotsman, Inc.
(c)
6.63% , 06/15/29 .................. 314 320,575
6.63% , 04/15/30 .................. 279 287,425
7.38% , 10/01/31 .................. 100 103,535
13,056,146
Communications Equipment — 0.0%
Motorola Solutions, Inc.
4.60% , 02/23/28 .................. 233 233,538
5.00% , 04/15/29 .................. 183 184,981
2.30% , 11/15/30 .................. 480 432,987
851,506
Construction & Engineering — 0.1%
(c)
Arcosa, Inc., 6.88%, 08/15/32 .......... 100 104,314
Mexico City Airport Trust, 3.88%, 04/30/28 .. 3,300 3,219,150
3,323,464
Consumer Finance — 1.7%
AerCap Ireland Capital DAC, 4.38%, 11/15/30 3,285 3,220,770
Ally Financial, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.45%), 6.65%, 01/17/40
(a)
........... 572 565,822
American Express Co.
(a)
(1-day SOFR + 0.81%), 4.44% , 05/03/30 . 6,870 6,827,661
(1-day SOFR + 0.87%), 4.46% , 02/10/32 . 3,705 3,650,345
Azorra Finance Ltd.
(c)
7.75% , 04/15/30 .................. 353 366,559
6.25% , 02/15/34 .................. 372 360,710
Capital One Financial Corp.
3.75% , 03/09/27 .................. 1,171 1,165,941
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(1-day SOFR + 0.86%), 1.88% , 11/02/27
(a)
USD 4,734 $ 4,690,384
3.80% , 01/31/28 .................. 746 736,759
(1-day SOFR + 2.64%), 6.31% , 06/08/29
(a)
731 751,677
(1-day SOFR + 1.91%), 5.70% , 02/01/30
(a)
3,143 3,208,218
(1-day SOFR + 1.25%), 4.49% , 09/11/31
(a)
3,225 3,164,350
Credit Acceptance Corp.
(c)
9.25% , 12/15/28 .................. 159 165,579
6.63% , 03/15/30 .................. 465 465,741
FirstCash, Inc., 4.63%, 09/01/28
(c)
........ 850 835,621
Ford Motor Credit Co. LLC
5.80% , 03/05/27 .................. 5,084 5,110,260
4.95% , 05/28/27 .................. 1,795 1,796,031
7.35% , 11/04/27 .................. 4,112 4,225,080
4.97% , 04/06/29 .................. 3,030 2,999,222
5.88% , 11/07/29 .................. 5,477 5,542,881
General Motors Financial Co., Inc.
5.80% , 01/07/29 .................. 2,385 2,442,659
4.60% , 01/08/31 .................. 2,315 2,283,240
GGAM Finance Ltd., 6.88%, 04/15/29
(c)
.... 527 538,490
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(c)
..................... 511 519,207
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(c)
585 604,311
Synchrony Financial
5.15% , 03/19/29 .................. 2,700 2,700,411
(1-day SOFR + 1.40%), 5.02% , 07/29/29
(a)
1,685 1,686,234
(SOFR Index + 2.13%), 5.94% , 08/02/30
(a)
1,345 1,371,776
(1-day SOFR + 1.68%), 5.45% , 03/06/31
(a)
5,205 5,203,650
7.25% , 02/02/33 .................. 323 336,699
67,536,288
Consumer Staples Distribution & Retail — 0.1%
(c)
Albertsons Cos., Inc.
6.50% , 02/15/28 .................. 413 416,358
3.50% , 03/15/29 .................. 116 110,199
4.88% , 02/15/30 .................. 695 672,449
5.50% , 03/31/31 .................. 225 219,846
5.63% , 03/31/32 .................. 544 525,943
5.75% , 03/31/34 .................. 298 283,799
KeHE Distributors LLC
9.00% , 02/15/29 .................. 96 100,498
7.13% , 04/30/33 .................. 351 357,545
Performance Food Group, Inc.
4.25% , 08/01/29 .................. 390 378,560
6.13% , 09/15/32 .................. 152 153,859
US Foods, Inc., 4.75%, 02/15/29 ........ 857 845,894
4,064,950
Containers & Packaging — 0.1%
Ardagh Group SA, 9.50%, 12/01/30
(c)
...... 788 842,469
Ardagh Metal Packaging Finance USA LLC,
6.25%, 01/30/31
(c)
................ 428 432,790
Ball Corp.
6.00% , 06/15/29 .................. 354 359,699
2.88% , 08/15/30 .................. 334 304,772
5.50% , 09/15/33 .................. 100 100,618
Clydesdale Acquisition Holdings, Inc.
(c)
6.63% , 04/15/29 .................. 583 582,269
8.75% , 04/15/30 .................. 1,428 1,408,591
Crown Americas LLC, 5.25%, 04/01/30 .... 113 113,308
Graphic Packaging International LLC
(c)
3.50% , 03/15/28 .................. 401 388,966
3.75% , 02/01/30 .................. 118 110,899
Owens-Brockway Glass Container, Inc., 9.50%,
06/01/33
(c)
..................... 965 988,517
Sword Purchaser LLC, 10.50%, 04/15/34
(c)
.. 421 440,451
6,073,349

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Distributors — 0.0%
(c)
American Builders & Contractors Supply Co., Inc.
4.00% , 01/15/28 .................. USD 126 $ 123,828
3.88% , 11/15/29 .................. 100 95,307
RB Global Holdings, Inc.
6.75% , 03/15/28 .................. 260 263,479
7.75% , 03/15/31 .................. 100 103,678
586,292
Diversified Consumer Services — 0.0%
Belron UK Finance plc, 5.75%, 10/15/29
(c)
... 345 346,596
Service Corp. International
4.63% , 12/15/27 .................. 509 506,385
5.13% , 06/01/29 .................. 359 356,161
Wand NewCo 3, Inc., 7.63%, 01/30/32
(c)
.... 579 598,878
1,808,020
Diversified REITs — 1.4%
Equinix Asia Financing Corp. Pte. Ltd., 4.40%,
03/15/31 ...................... 6,235 6,104,296
Equinix Europe 2 Financing Corp. LLC, 4.60%,
11/15/30 ...................... 4,790 4,734,602
GLP Capital LP
5.75% , 06/01/28 .................. 1,861 1,881,743
5.30% , 01/15/29 .................. 3,518 3,534,489
4.00% , 01/15/30 .................. 2,010 1,930,115
VICI Properties LP
4.50% , 09/01/26
(c)
................. 5,266 5,262,842
4.25% , 12/01/26
(c)
................. 7,154 7,140,226
5.75% , 02/01/27
(c)
................. 3,780 3,789,879
4.50% , 01/15/28
(c)
................. 1,090 1,082,408
4.75% , 02/15/28 .................. 7,230 7,227,688
4.75% , 04/01/28 .................. 7,545 7,537,861
4.63% , 12/01/29
(c)
................. 3,255 3,194,890
4.95% , 02/15/30 .................. 3,687 3,676,885
4.13% , 08/15/30
(c)
................. 900 863,780
57,961,704
Diversified Telecommunication Services — 0.7%
APLD ComputeCo 2 LLC, 6.75%, 03/15/31
(c)
. 731 733,626
APLD ComputeCo 3 LLC, 7.00%, 06/15/31
(c)
. 280 279,426
APLD ComputeCo LLC, 9.25%, 12/15/30
(c)
.. 766 826,349
AT&T, Inc.
1.65% , 02/01/28 .................. 3,528 3,371,445
4.35% , 03/01/29 .................. 3,313 3,291,305
Black Pearl Compute LLC, 6.13%, 02/15/31
(c)
. 433 438,549
CCO Holdings LLC
(c)
5.38% , 06/01/29 .................. 998 976,309
4.75% , 03/01/30 .................. 2,295 2,176,007
7.00% , 02/01/33 .................. 2,999 2,941,077
7.38% , 02/01/36 .................. 993 973,820
Cipher Compute LLC, 7.13%, 11/15/30
(c)
.... 101 104,986
Core Scientific Finance I LLC, 7.75%, 05/15/31
(c)
700 709,839
ELK Grove Village Property LLC, 7.50%,
06/15/31
(c)
..................... 465 468,142
Fibercop SpA, 7.20%, 07/18/36
(c)
........ 658 674,746
Level 3 Financing, Inc.
(c)
6.88% , 06/30/33 .................. 1,053 1,081,852
8.50% , 01/15/36 .................. 792 850,477
7.50% , 02/15/37 .................. 493 506,005
Meridian Arc Holdco LLC, 6.25%, 04/30/31
(c)
. 1,104 1,106,473
Sable International Finance Ltd., 7.13%,
10/15/32
(c)
..................... 400 397,008
SV RNO Property Owner 1 LLC, 5.88%,
03/01/31
(c)
..................... 1,235 1,217,195
Windstream Services LLC, 8.25%, 10/01/31
(c)
1,934 2,039,509
WULF Compute LLC, 7.75%, 10/15/30
(c)
.... 430 451,650
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc., 6.25%, (6.25% Cash
or 0.50% PIK), 03/09/30
(a) (c) (j)
......... USD 728 $ 725,791
26,341,586
Electric Utilities — 4.3%
Alpha Generation LLC
(c)
6.75% , 10/15/32 .................. 288 293,300
6.25% , 01/15/34 .................. 135 132,838
California Buyer Ltd., 6.38%, 02/15/32
(c)
.... 216 216,534
Chpe LLC, 4.88%, 06/30/31
(c)
.......... 4,951 4,941,361
Duke Energy Carolinas LLC
2.45% , 02/01/30 .................. 1,085 1,009,348
4.85% , 03/15/30 .................. 3,392 3,422,898
Duke Energy Corp.
2.65% , 09/01/26 .................. 7,257 7,236,705
4.85% , 01/05/27 .................. 332 332,959
3.15% , 08/15/27 .................. 1,426 1,405,512
4.30% , 03/15/28 .................. 1,238 1,233,380
4.85% , 01/05/29 .................. 3,971 3,993,720
3.40% , 06/15/29 .................. 2,376 2,296,322
2.45% , 06/01/30 .................. 500 459,926
FirstEnergy Corp.
Series B , 3.90% , 07/15/27
(d)
.......... 3,904 3,881,675
2.65% , 03/01/30 .................. 3,070 2,840,698
Series B , 2.25% , 09/01/30 ............ 3,009 2,708,638
FirstEnergy Pennsylvania Electric Co., 4.55%,
03/15/31
(c)
..................... 2,470 2,453,811
FirstEnergy Transmission LLC
2.87% , 09/15/28
(c)
................. 1,662 1,596,165
4.55% , 01/15/30 .................. 593 588,610
Jersey Central Power & Light Co., 4.60%,
01/15/30
(c)
..................... 3,650 3,625,964
NextEra Energy Capital Holdings, Inc.
4.63% , 07/15/27 .................. 1,846 1,848,336
4.69% , 09/01/27 .................. 4,382 4,392,028
4.85% , 02/04/28 .................. 1,745 1,754,630
1.90% , 06/15/28 .................. 546 519,362
4.90% , 03/15/29 .................. 553 557,656
5.05% , 03/15/30 .................. 1,280 1,296,440
2.25% , 06/01/30 .................. 549 500,755
4.40% , 03/01/31 .................. 1,820 1,794,925
NRG Energy, Inc.
2.45% , 12/02/27
(c)
................. 2,395 2,315,981
5.75% , 01/15/28 .................. 45 45,021
5.25% , 06/15/29
(c)
................. 223 222,423
5.75% , 07/15/29
(c)
................. 1,339 1,339,305
4.73% , 10/15/30
(c)
................. 2,965 2,928,508
3.63% , 02/15/31
(c)
................. 800 742,923
4.96% , 04/30/31
(c)
................. 6,620 6,546,944
5.88% , 05/15/34
(c)
................. 220 218,843
6.00% , 01/15/36
(c)
................. 294 293,081
Ohio Edison Co., 4.95%, 12/15/29
(c)
...... 1,576 1,587,439
Pacific Gas & Electric Co.
3.30% , 12/01/27 .................. 7,291 7,154,202
5.55% , 05/15/29 .................. 8,990 9,175,598
4.55% , 07/01/30 .................. 16,908 16,648,733
2.50% , 02/01/31 .................. 4,450 3,992,418
5.05% , 11/15/31 .................. 3,810 3,806,404
PG&E Corp.
5.00% , 07/01/28 .................. 1,241 1,234,161
5.25% , 07/01/30 .................. 1,538 1,514,533
Pinnacle West Capital Corp., 4.65%, 06/01/29 6,445 6,445,791
Southern California Edison Co.
5.65% , 10/01/28 .................. 1,058 1,078,030
5.15% , 06/01/29 .................. 264 266,785

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Southern Co. (The)
3.25% , 07/01/26 .................. USD 652 $ 652,000
Series 21-B , 1.75% , 03/15/28 ......... 5,686 5,430,019
5.50% , 03/15/29 .................. 3,736 3,820,485
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(c)
..... 4,409 4,327,589
Vistra Operations Co. LLC
(c)
5.05% , 12/30/26 .................. 1,355 1,355,904
3.70% , 01/30/27 .................. 2,565 2,548,302
5.00% , 07/31/27 .................. 242 241,829
4.30% , 10/15/28 .................. 4,040 3,992,670
4.30% , 07/15/29 .................. 8,134 7,967,251
4.60% , 10/15/30 .................. 4,830 4,751,875
4.70% , 01/31/31 .................. 4,705 4,610,813
5.00% , 04/30/31 .................. 5,780 5,736,303
7.75% , 10/15/31 .................. 160 167,405
6.88% , 04/15/32 .................. 663 686,665
VoltaGrid LLC, 7.38%, 11/01/30
(c)
........ 701 727,758
XPLR Infrastructure Operating Partners LP
(c)
7.25% , 01/15/29 .................. 288 298,004
8.38% , 01/15/31 .................. 314 334,881
8.63% , 03/15/33 .................. 508 544,761
173,086,133
Electrical Equipment — 0.1%
GE Vernova, Inc., 4.25%, 02/04/31 ....... 4,865 4,788,255
Solaris Energy Infrastructure LLC, 6.38%,
05/15/31
(c)
..................... 154 155,718
4,943,973
Electronic Equipment, Instruments & Components — 0.1%
(c)
Ingram Micro, Inc., 4.75%, 05/15/29 ...... 477 468,466
Sensata Technologies, Inc., 4.38%, 02/15/30 . 2,022 1,966,643
2,435,109
Energy Equipment & Services — 0.1%
(c)
Archrock Partners LP, 6.63%, 09/01/32 ..... 126 128,506
Kodiak Gas Services LLC
5.88% , 04/01/31 .................. 274 274,703
6.50% , 10/01/33 .................. 158 160,157
Noble Finance II LLC, 8.00%, 04/15/30 .... 415 430,005
Transocean International Ltd., 7.88%, 10/15/32 836 872,734
USA Compression Partners LP, 7.13%, 03/15/29 145 148,529
Valaris Ltd., 8.38%, 04/30/30 ........... 505 524,431
WBI Operating LLC
6.25% , 10/15/30 .................. 527 529,930
6.50% , 10/15/33 .................. 87 87,546
3,156,541
Entertainment — 0.2%
Live Nation Entertainment, Inc.
(c)
6.50% , 05/15/27 .................. 100 99,988
3.75% , 01/15/28 .................. 345 338,346
Netflix, Inc.
4.88% , 04/15/28 .................. 2,330 2,346,927
5.88% , 11/15/28 .................. 2,903 2,994,850
4.88% , 06/15/30
(c)
................. 2,613 2,629,238
ROBLOX Corp., 3.88%, 05/01/30
(c)
....... 339 320,363
Starz Capital Holdings 1, Inc., 6.00%,
04/15/30
(c) (d)
.................... 6 5,723
8,735,435
Financial Services — 0.7%
Block, Inc.
(c)
5.63% , 08/15/30 .................. 1,203 1,206,009
6.00% , 08/15/33 .................. 133 133,918
CrossCountry Intermediate HoldCo LLC
(c)
6.50% , 10/01/30 .................. 240 236,552
Security
Par (000)
Par (000) Value
Financial Services (continued)
6.75% , 12/01/32 .................. USD 583 $ 562,871
Fidelity National Information Services, Inc.,
4.45%, 03/10/28 ................. 9,690 9,655,518
Freedom Mortgage Holdings LLC
(c)
6.88% , 05/01/31 .................. 646 626,919
9.13% , 05/15/31 .................. 437 451,814
7.88% , 04/01/33 .................. 998 973,270
Global Payments, Inc.
2.15% , 01/15/27 .................. 613 605,050
4.45% , 06/01/28 .................. 424 420,148
4.88% , 11/15/30 .................. 2,576 2,532,399
Jefferies Finance LLC, 6.63%, 10/15/31
(c)
... 470 462,654
National Rural Utilities Cooperative Finance
Corp., 4.75%, 02/07/28 ............. 1,057 1,061,292
NCR Atleos Corp., 9.50%, 04/01/29
(c)
...... 146 155,678
NTT Finance Corp., 4.88%, 07/16/30
(c)
..... 689 687,470
PennyMac Financial Services, Inc.
(c)
7.13% , 11/15/30 .................. 399 404,339
5.75% , 09/15/31 .................. 462 438,246
6.88% , 05/15/32 .................. 813 795,632
6.88% , 02/15/33 .................. 100 97,498
6.75% , 02/15/34 .................. 260 249,578
Rocket Cos., Inc.
(c)
6.50% , 08/01/29 .................. 1,209 1,234,019
7.13% , 02/01/32 .................. 182 188,903
Rocket Mortgage LLC, 3.88%, 03/01/31
(c)
... 505 472,559
Shift4 Payments LLC, 6.75%, 08/15/32
(c)
.... 186 186,355
Stena International SA, 7.63%, 02/15/31
(c)
... 237 244,973
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(c)
..................... 1,263 1,173,268
UWM Holdings LLC
(c)
6.63% , 02/01/30 .................. 563 524,595
6.25% , 03/15/31 .................. 922 821,708
26,603,235
Food Products — 0.1%
Chobani LLC
(c)
4.63% , 11/15/28 .................. 547 541,690
7.63% , 07/01/29 .................. 100 103,118
Darling Ingredients, Inc., 5.25%, 04/15/27
(c)
.. 749 748,433
Lamb Weston Holdings, Inc., 4.13%, 01/31/30
(c)
599 574,394
Pilgrim's Pride Corp.
3.50% , 03/01/32 .................. 156 142,214
6.25% , 07/01/33 .................. 323 337,229
Post Holdings, Inc.
(c)
4.50% , 09/15/31 .................. 1,122 1,052,564
6.25% , 10/15/34 .................. 701 688,770
6.50% , 03/15/36 .................. 154 152,251
4,340,663
Gas Utilities — 0.1%
AmeriGas Partners LP
(c)
9.50% , 06/01/30 .................. 238 255,380
6.88% , 06/01/31 .................. 176 178,195
Spire, Inc., 4.60%, 09/01/31 ........... 3,300 3,250,804
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
..................... 360 341,277
4,025,656
Ground Transportation — 0.8%
Albion Financing 1 SARL, 7.00%, 05/21/30
(c)
. 414 428,665
Avis Budget Car Rental LLC
(c)
5.38% , 03/01/29 .................. 116 113,443
8.00% , 02/15/31 .................. 151 152,486
8.38% , 06/15/32 .................. 935 941,184
ERAC USA Finance LLC, 4.50%, 10/30/29
(c)
. 5,610 5,571,611

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Ryder System, Inc.
1.75% , 09/01/26 .................. USD 777 $ 773,422
2.85% , 03/01/27 .................. 5,131 5,076,373
4.30% , 06/15/27 .................. 267 266,546
5.25% , 06/01/28 .................. 537 543,863
5.38% , 03/15/29 .................. 354 361,380
5.00% , 03/15/30 .................. 1,462 1,475,287
Uber Technologies, Inc.
4.50% , 08/15/29
(c)
................. 12,000 11,912,346
4.15% , 01/15/31 .................. 5,872 5,733,926
XPO, Inc., 7.13%, 06/01/31
(c)
........... 100 103,408
33,453,940
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, 4.00%, 03/15/31 ..... 3,240 3,157,547
Avantor Funding, Inc., 4.63%, 07/15/28
(c)
... 827 818,319
Bausch + Lomb Corp., 8.38%, 10/01/28
(c)
... 2,115 2,173,162
Medline Borrower LP
(c)
6.25% , 04/01/29 .................. 687 701,150
5.25% , 10/01/29 .................. 231 229,588
Teleflex, Inc., 4.25%, 06/01/28
(c)
......... 302 297,679
7,377,445
Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29
(c)
100 98,440
AdaptHealth LLC
(c)
4.63% , 08/01/29 .................. 166 160,167
5.13% , 03/01/30 .................. 436 423,025
Community Health Systems, Inc., 9.75%,
01/15/34
(c)
..................... 2,717 2,836,768
DaVita, Inc.
(c)
4.63% , 06/01/30 .................. 1,034 1,001,695
6.88% , 09/01/32 .................. 321 331,054
6.75% , 07/15/33 .................. 425 438,536
Elevance Health, Inc.
3.65% , 12/01/27 .................. 2,986 2,951,277
4.10% , 03/01/28 .................. 3,043 3,021,882
4.00% , 09/15/28 .................. 586 579,154
5.15% , 06/15/29 .................. 181 183,571
4.75% , 02/15/30 .................. 1,286 1,290,164
Encompass Health Corp., 4.63%, 04/01/31 .. 286 276,138
Global Medical Response, Inc., 7.38%,
10/01/32
(c)
..................... 536 555,433
HCA, Inc.
5.00% , 03/01/28 .................. 11,022 11,083,201
5.20% , 06/01/28 .................. 11,399 11,510,985
5.88% , 02/01/29 .................. 4,110 4,204,265
4.13% , 06/15/29 .................. 1,107 1,089,926
5.25% , 03/01/30 .................. 7,824 7,932,646
3.50% , 09/01/30 .................. 6,984 6,625,279
4.30% , 11/15/30 .................. 4,390 4,294,171
Humana, Inc.
3.70% , 03/23/29 .................. 952 927,666
5.38% , 04/15/31 .................. 690 699,314
LifePoint Health, Inc.
(c)
9.88% , 08/15/30 .................. 138 145,405
8.38% , 02/15/32 .................. 1,106 1,151,182
7.00% , 05/01/34 .................. 436 417,890
Molina Healthcare, Inc.
(c)
4.38% , 06/15/28 .................. 100 98,254
3.88% , 11/15/30 .................. 507 472,802
6.50% , 02/15/31 .................. 324 329,603
Tenet Healthcare Corp.
4.63% , 06/15/28 .................. 1,129 1,119,416
4.38% , 01/15/30 .................. 762 738,465
6.13% , 06/15/30 .................. 315 317,308
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.75% , 05/15/31 .................. USD 871 $ 892,258
68,197,340
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(c)
.......... 930 929,491
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC, 4.88%,
05/15/29
(c)
..................... 621 607,197
RHP Hotel Properties LP
(c)
7.25% , 07/15/28 .................. 384 391,593
6.50% , 04/01/32 .................. 138 141,211
RLJ Lodging Trust LP, 3.75%, 07/01/26
(c)
... 34 34,000
Service Properties Trust
8.63% , 11/15/31
(c)
................. 708 745,843
8.88% , 06/15/32 .................. 561 577,583
2,497,427
Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC
(c)
3.88% , 01/15/28 .................. 410 402,294
4.38% , 01/15/28 .................. 829 819,585
5.63% , 09/15/29 .................. 477 479,490
4.00% , 10/15/30 .................. 100 94,405
Big Sky Funding LLC, Class A2, 5.75%, (5.75%
Cash or 5.75% PIK), 10/20/35
(e) (j)
....... 333 333,000
Boyd Gaming Corp., 4.75%, 12/01/27 ..... 292 291,013
Brightstar Lottery plc, 5.25%, 01/15/29
(c)
.... 405 403,639
Caesars Entertainment, Inc.
(c)
4.63% , 10/15/29 .................. 100 96,123
7.00% , 02/15/30 .................. 1,450 1,458,346
6.00% , 10/15/32 .................. 565 511,980
Churchill Downs, Inc.
(c)
5.50% , 04/01/27 .................. 987 986,682
5.75% , 04/01/30 .................. 117 116,889
Flutter Treasury DAC, 5.88%, 06/04/31
(c)
.... 770 767,359
Gaia Purchaser, Inc., 7.63%, 07/15/33
(c)
.... 325 328,727
Hilton Domestic Operating Co., Inc.
5.88% , 04/01/29
(c)
................. 134 135,493
4.88% , 01/15/30 .................. 638 635,894
4.00% , 05/01/31
(c)
................. 272 257,068
5.50% , 09/15/31
(c)
................. 100 100,256
6.13% , 04/01/32
(c)
................. 989 1,002,209
Hilton Grand Vacations Borrower LLC
(c)
5.00% , 06/01/29 .................. 123 120,052
4.88% , 07/01/31 .................. 445 418,274
6.63% , 01/15/32 .................. 100 101,486
KFC Holding Co., 4.75%, 06/01/27
(c)
...... 100 99,722
Light & Wonder International, Inc.
(c)
7.50% , 09/01/31 .................. 193 200,038
6.25% , 10/01/33 .................. 272 270,526
Marriott Ownership Resorts, Inc., 6.50%,
10/01/33
(c)
..................... 247 245,470
MGM China Holdings Ltd., 4.75%, 02/01/27
(b)
. 1,800 1,793,826
MGM Resorts International
5.50% , 04/15/27 .................. 427 427,664
4.75% , 10/15/28 .................. 349 346,527
NCL Corp. Ltd.
(c)
5.88% , 01/15/31 .................. 545 528,951
6.75% , 02/01/32 .................. 810 808,179
6.25% , 09/15/33 .................. 52 50,501
Penn Entertainment, Inc., 6.75%, 04/01/31
(c)
. 551 553,867
Resorts World Las Vegas LLC
(c)
4.63% , 04/16/29 .................. 900 806,869
8.45% , 07/27/30 .................. 200 197,000
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(c)
..................... 100 101,496

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Sands China Ltd., 2.30%, 03/08/27
(d)
...... USD 3,500 $ 3,447,080
Six Flags Entertainment Corp., 8.63%,
01/15/32
(c)
..................... 1,660 1,709,263
Station Casinos LLC
(c)
4.50% , 02/15/28 .................. 352 347,964
6.63% , 03/15/32 .................. 195 198,037
Travel + Leisure Co.
(c)
4.50% , 12/01/29 .................. 333 322,201
6.13% , 09/01/33 .................. 295 291,950
Vail Resorts, Inc., 5.63%, 07/15/30
(c)
...... 190 189,763
Viking Cruises Ltd., 9.13%, 07/15/31
(c)
..... 552 578,377
Voyager Parent LLC, 9.25%, 07/01/32
(c)
.... 909 961,320
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
..................... 125 123,128
Wynn Macau Ltd.
(c)
5.63% , 08/26/28 .................. 985 976,825
5.13% , 12/15/29 .................. 326 318,190
6.75% , 02/15/34 .................. 259 257,407
Wynn Resorts Finance LLC
(c)
5.13% , 10/01/29 .................. 568 564,188
7.13% , 02/15/31 .................. 100 105,681
6.25% , 03/15/33 .................. 100 100,375
Yum! Brands, Inc., 4.75%, 01/15/30
(c)
...... 779 766,228
27,548,877
Household Durables — 0.2%
Ashton Woods USA LLC, 6.88%, 08/01/33
(c)
. 501 496,573
Brookfield Residential Properties, Inc.
(c)
5.00% , 06/15/29 .................. 269 256,150
4.88% , 02/15/30 .................. 534 496,939
Century Communities, Inc.
(c)
3.88% , 08/15/29 .................. 220 210,241
6.63% , 09/15/33 .................. 271 273,645
Dream Finders Homes, Inc., 8.25%, 08/15/28
(c)
45 46,013
K. Hovnanian Enterprises, Inc.
(c)
8.00% , 04/01/31 .................. 321 331,164
8.38% , 10/01/33 .................. 122 125,352
LGI Homes, Inc., 8.75%, 12/15/28
(c)
....... 218 225,274
Mattamy Group Corp.
(c)
4.63% , 03/01/30 .................. 206 197,696
6.00% , 12/15/33 .................. 399 383,002
Newell Brands, Inc.
8.50% , 06/01/28
(c)
................. 164 171,342
6.63% , 09/15/29 .................. 61 62,019
6.38% , 05/15/30 .................. 177 179,406
6.63% , 05/15/32 .................. 704 712,907
Risewell Homes, Inc., 8.50%, 11/01/30
(c)
.... 460 469,632
Somnigroup International, Inc.
(c)
4.00% , 04/15/29 .................. 526 507,070
3.88% , 10/15/31 .................. 100 91,911
Taylor Morrison Communities, Inc.
(c)
5.75% , 01/15/28 .................. 150 151,640
5.13% , 08/01/30 .................. 304 304,366
Whirlpool Corp.
6.13% , 06/15/30 .................. 530 488,895
7.50% , 07/01/31
(c)
................. 80 80,956
6.50% , 06/15/33 .................. 578 501,053
6,763,246
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 .. 118 112,523
Energizer Holdings, Inc., 6.00%, 09/15/33
(c)
.. 544 523,413
635,936
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The), 5.20%, 07/15/29 ....... USD 1,700 $ 1,709,675
Clearway Energy Operating LLC
(c)
4.75% , 03/15/28 .................. 372 368,583
3.75% , 02/15/31 .................. 200 185,503
5.75% , 01/15/34 .................. 122 119,623
Constellation Energy Generation LLC, 4.40%,
01/15/31 ...................... 4,230 4,158,504
Talen Energy Supply LLC
(c)(k)
(Acquired 06/25/26 , cost $ 731,613 ) 6.13% ,
05/01/31 ..................... 731 731,014
(Acquired 06/25/26 , cost $ 895,771 ) 6.38% ,
05/01/33 ..................... 897 895,868
8,168,770
Insurance — 0.3%
(c)
Acrisure LLC
4.25% , 02/15/29 .................. 116 105,852
7.50% , 11/06/30 .................. 945 896,271
6.75% , 07/01/32 .................. 742 666,922
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 .................. 1,890 1,867,225
5.88% , 11/01/29 .................. 162 158,331
7.38% , 10/01/32 .................. 591 586,601
AmWINS Group, Inc., 4.88%, 06/30/29 ..... 660 635,965
Ardonagh Finco Ltd., 7.75%, 02/15/31 ..... 1,673 1,691,850
CRC Insurance Group LLC, 7.13%, 06/01/31 . 1,105 1,101,476
Global Atlantic Fin Co., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.55%), 7.25%, 03/01/56
(a)
........... 610 597,830
Howden UK Refinance plc, 7.25%, 02/15/31 . 1,244 1,204,974
HUB International Ltd., 7.25%, 06/15/30 .... 708 726,576
Jones Deslauriers Insurance Management, Inc.,
8.50%, 03/15/30 ................. 444 452,865
Ryan Specialty LLC, 4.38%, 02/01/30 ..... 332 319,923
11,012,661
Interactive Media & Services — 0.3%
Alphabet, Inc.
3.70% , 02/15/29 .................. 8,090 7,958,678
4.10% , 02/15/31 .................. 1,330 1,306,832
Snap, Inc.
(c)
6.88% , 03/01/33 .................. 514 501,012
6.88% , 03/15/34 .................. 368 356,271
10,122,793
IT Services — 0.5%
(c)
Beignet Investor LLC, 6.58%, 05/30/49 ..... 6,660 6,794,218
Cogent Communications Group LLC, 6.50%,
07/01/32 ...................... 1,100 989,723
CoreWeave, Inc.
9.25% , 06/01/30 .................. 581 584,774
9.00% , 02/01/31 .................. 228 225,313
9.75% , 10/01/31 .................. 1,720 1,716,205
Gartner, Inc., 4.50%, 07/01/28 .......... 6,319 6,207,439
Go Daddy Operating Co. LLC
5.25% , 12/01/27 .................. 100 99,896
3.50% , 03/01/29 .................. 499 470,058
ION Platform Finance US, Inc.
9.00% , 08/01/29 .................. 100 88,978
7.88% , 09/30/32 .................. 2,354 1,705,579
18,882,183
Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc.
(c)
4.25% , 05/01/28 .................. 148 145,221
4.00% , 03/15/31 .................. 412 386,480

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc., 4.22%, 02/12/31 USD 1,200 $ 1,178,433
1,710,134
Machinery — 0.0%
(c)
Chart Industries, Inc., 7.50%, 01/01/30 ..... 773 798,071
Esab Corp., 5.63%, 04/01/31 ........... 315 315,342
Terex Corp., 5.00%, 05/15/29 .......... 395 391,325
TK Elevator US Newco, Inc., 5.25%, 07/15/27 200 200,030
1,704,768
Media — 1.4%
Charter Communications Operating LLC
4.20% , 03/15/28 .................. 9,810 9,681,204
2.25% , 01/15/29 .................. 6,871 6,401,775
5.05% , 03/30/29 .................. 639 636,567
6.10% , 06/01/29 .................. 6,700 6,863,637
Clear Channel Outdoor Holdings, Inc.
(c)
7.88% , 04/01/30 .................. 3,656 3,808,371
7.13% , 02/15/31 .................. 1,478 1,530,462
DirecTV Financing LLC
(c)
8.88% , 02/01/30 .................. 504 512,796
10.00% , 02/15/31 ................. 1,988 2,062,957
9.25% , 06/01/32 .................. 150 152,407
Discovery Communications LLC
3.95% , 03/20/28 .................. 202 198,717
5.00% , 09/20/37 .................. 506 397,210
Discovery Global Holdings, Inc.
3.76% , 03/15/27 .................. 1,784 1,768,380
4.28% , 03/15/32 .................. 225 201,904
5.05% , 03/15/42 .................. 1,404 1,028,528
EchoStar Corp.
10.75% , 11/30/29 ................. 521 563,003
6.75% , 11/30/30 .................. 1,433 1,456,789
Gray Media, Inc., 9.63%, 07/15/32
(c)
...... 1,864 1,799,039
Lamar Media Corp.
3.75% , 02/15/28 .................. 34 33,362
4.88% , 01/15/29 .................. 431 427,507
4.00% , 02/15/30 .................. 100 95,588
McGraw-Hill Education, Inc.
(c)
5.75% , 08/01/28 .................. 159 158,336
7.38% , 09/01/31 .................. 699 710,397
Neptune Bidco US, Inc.
(c)
10.38% , 05/15/31 ................. 496 514,062
9.50% , 02/15/33 .................. 1,644 1,662,177
Nexstar Media, Inc.
(c)
4.75% , 11/01/28 .................. 137 134,209
6.50% , 09/15/33 .................. 421 420,883
7.25% , 04/15/34 .................. 1,431 1,427,393
Outfront Media Capital LLC, 4.25%, 01/15/29
(c)
1,004 977,608
Paramount Global
4.95% , 01/15/31 .................. 772 717,604
4.20% , 05/19/32 .................. 625 542,319
Sirius XM Radio LLC
(c)
5.00% , 08/01/27 .................. 1,743 1,740,671
4.13% , 07/01/30 .................. 769 723,805
Stagwell Global LLC, 5.63%, 08/15/29
(c)
.... 278 268,137
Sunrise FinCo. I BV, 4.88%, 07/15/31
(c)
..... 610 576,883
Univision Communications, Inc.
(c)
9.38% , 08/01/32 .................. 752 764,061
8.88% , 04/15/33 .................. 1,693 1,666,630
Versant Media Group, Inc., 7.25%, 01/30/31
(c)
350 362,098
Virgin Media O2 Vendor Financing Notes VI
DAC, 8.50%, 03/15/33
(c)
............ 1,892 1,520,265
VZ Secured Financing BV
(c)
5.00% , 01/15/32 .................. 1,058 925,936
Security
Par (000)
Par (000) Value
Media (continued)
7.50% , 01/15/33 .................. USD 645 $ 617,146
56,050,823
Metals & Mining — 1.3%
Alcoa Nederland Holding BV, 7.13%, 03/15/31
(c)
341 353,874
Alumina Pty. Ltd.
(c)
6.13% , 03/15/30 .................. 200 202,829
6.38% , 09/15/32 .................. 200 203,678
Arsenal AIC Parent LLC
(c)
8.00% , 10/01/30 .................. 294 306,407
11.50% , 10/01/31 ................. 767 821,970
Cleveland-Cliffs, Inc.
(c)
6.88% , 11/01/29 .................. 149 150,309
7.00% , 03/15/32 .................. 153 151,790
7.63% , 01/15/34 .................. 1,500 1,497,931
Commercial Metals Co., 6.00%, 12/15/35
(c)
.. 279 278,278
Constellium SE, 3.75%, 04/15/29
(c)
....... 1,051 1,010,698
ERO Copper Corp., 6.50%, 02/15/30
(c)
..... 369 368,598
First Quantum Minerals Ltd., 6.38%, 02/15/36
(c)
328 321,584
Fortescue Treasury Pty. Ltd.
(c)
4.50% , 09/15/27 .................. 173 171,672
5.88% , 04/15/30 .................. 410 415,144
Freeport Indonesia PT
4.76% , 04/14/27
(b)
................. 3,625 3,623,688
4.76% , 04/14/27
(c)
................. 3,700 3,698,660
Glencore Funding LLC
(c)
4.00% , 03/27/27 .................. 8,952 8,921,345
3.88% , 10/27/27 .................. 691 685,149
4.91% , 04/01/28 .................. 8,185 8,217,549
5.40% , 05/08/28 .................. 2,930 2,960,939
6.13% , 10/06/28 .................. 4,402 4,527,285
5.19% , 04/01/30 .................. 8,721 8,819,378
2.50% , 09/01/30 .................. 303 276,202
Kaiser Aluminum Corp., 4.50%, 06/01/31
(c)
.. 222 212,522
Mineral Resources Ltd.
(c)
9.25% , 10/01/28 .................. 211 217,848
7.00% , 04/01/31 .................. 100 103,511
6.25% , 05/01/34 .................. 483 474,932
Novelis Corp.
(c)
4.75% , 01/30/30 .................. 451 435,170
6.88% , 01/30/30 .................. 800 820,143
Steel Dynamics, Inc., 4.00%, 12/15/28 ..... 3,850 3,791,841
54,040,924
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(c)
5.25% , 10/15/28 .................. 556 553,464
6.00% , 04/15/30 .................. 96 96,349
6.50% , 07/01/30 .................. 503 513,674
6.50% , 10/15/30 .................. 155 158,578
1,322,065
Multi-Utilities — 0.3%
Consumers Energy Co.
4.70% , 01/15/30 .................. 363 363,981
4.50% , 01/15/31 .................. 3,950 3,922,137
Dominion Energy, Inc.
4.25% , 06/01/28 .................. 436 433,376
5.00% , 06/15/30 .................. 2,769 2,800,136
NiSource, Inc., 5.25%, 03/30/28 ......... 700 707,799
Public Service Enterprise Group, Inc.
5.20% , 04/01/29 .................. 297 300,964
4.90% , 03/15/30 .................. 2,687 2,708,384
11,236,777

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 5.4%
Aethon United BR LP, 7.50%, 10/01/29
(c)
.... USD 279 $ 290,162
Antero Midstream Partners LP
(c)
5.75% , 01/15/28 .................. 48 47,983
5.38% , 06/15/29 .................. 908 905,140
Ascent Resources Utica Holdings LLC
(c)
5.88% , 06/30/29 .................. 466 464,626
6.63% , 07/15/33 .................. 102 103,158
Blue Racer Midstream LLC, 7.00%, 07/15/29
(c)
211 216,287
Breakwater Energy Holdings SARL, 9.25%,
11/15/30
(c)
..................... 500 527,539
Buckeye Partners LP
4.13% , 12/01/27 .................. 303 299,086
4.50% , 03/01/28
(c)
................. 50 49,500
California Resources Corp., 7.00%, 01/15/34
(c)
682 674,448
Caturus Energy LLC, 8.50%, 02/15/30
(c)
.... 608 633,548
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 .................. 5,254 5,267,173
3.70% , 11/15/29 .................. 6,688 6,467,011
Cheniere Energy Partners LP
4.50% , 10/01/29 .................. 21,066 20,925,679
4.00% , 03/01/31 .................. 10,657 10,252,603
Chord Energy Corp., 6.00%, 10/01/30
(c)
.... 428 429,808
CNX Resources Corp.
(c)
7.38% , 01/15/31 .................. 294 301,101
7.25% , 03/01/32 .................. 214 220,473
5.88% , 03/01/34 .................. 301 292,915
Comstock Resources, Inc.
(c)
6.75% , 03/01/29 .................. 757 744,491
5.88% , 01/15/30 .................. 784 739,443
CQP Holdco LP, 5.50%, 06/15/31
(c)
....... 750 736,166
Crescent Energy Finance LLC
(c)
9.75% , 10/15/30 .................. 390 413,400
7.63% , 04/01/32 .................. 536 540,322
8.38% , 01/15/34 .................. 538 554,140
CVR Energy, Inc.
(c)
7.50% , 02/15/31 .................. 126 125,401
7.88% , 02/15/34 .................. 661 653,938
Delek Logistics Partners LP
(c)
7.38% , 06/30/33 .................. 562 572,540
6.88% , 06/01/34 .................. 181 180,147
Diamondback Energy, Inc.
3.50% , 12/01/29 .................. 4,817 4,645,626
5.15% , 01/30/30 .................. 13,257 13,442,056
Enbridge, Inc.
5.25% , 04/05/27 .................. 1,985 1,996,204
3.70% , 07/15/27 .................. 734 728,989
5.30% , 04/05/29 .................. 523 531,612
Energy Transfer LP
4.20% , 04/15/27 .................. 1,344 1,341,128
5.55% , 02/15/28 .................. 2,587 2,621,427
4.95% , 05/15/28 .................. 3,636 3,654,110
6.10% , 12/01/28 .................. 7,120 7,343,721
6.00% , 02/01/29
(c)
................. 2,011 2,026,874
5.25% , 07/01/29 .................. 3,105 3,149,276
5.20% , 04/01/30 .................. 1,560 1,583,463
3.75% , 05/15/30 .................. 902 868,624
EOG Resources, Inc., 4.40%, 01/15/31 .... 2,040 2,012,988
EQT Corp.
3.90% , 10/01/27 .................. 2,751 2,726,497
5.70% , 04/01/28 .................. 1,078 1,096,336
4.50% , 01/15/29 .................. 2,539 2,520,751
5.00% , 01/15/29 .................. 5,580 5,594,705
7.00% , 02/01/30
(d)
................. 3,875 4,123,870
7.50% , 06/01/30 .................. 14,840 16,022,175
4.75% , 01/15/31 .................. 6,505 6,443,931
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.63% , 05/15/31
(c)
................. USD 6,527 $ 6,108,115
Expand Energy Corp.
5.38% , 02/01/29 .................. 6,898 6,898,460
5.38% , 03/15/30 .................. 6,644 6,668,091
Genesis Energy LP
8.25% , 01/15/29 .................. 505 521,468
7.88% , 05/15/32 .................. 325 335,101
8.00% , 05/15/33 .................. 136 141,463
6.75% , 03/15/34
(c)
................. 225 223,263
Global Partners LP
(c)
8.25% , 01/15/32 .................. 100 104,734
7.13% , 07/01/33 .................. 219 221,595
Harvest Midstream I LP
(c)
7.50% , 05/15/32 .................. 387 400,842
6.75% , 05/15/34 .................. 227 230,236
Hess Midstream Operations LP, 5.50%,
10/15/30
(c)
..................... 617 614,661
Hilcorp Energy I LP
(c)
5.75% , 02/01/29 .................. 141 140,452
6.00% , 02/01/31 .................. 385 372,927
6.25% , 04/15/32 .................. 670 648,574
8.38% , 11/01/33 .................. 593 617,473
7.25% , 02/15/35 .................. 100 98,461
Howard Midstream Energy Partners LLC
(c)
7.38% , 07/15/32 .................. 186 192,643
6.63% , 01/15/34 .................. 285 287,436
Infinity Natural Resources LLC, 7.63%,
04/01/31
(c)
..................... 421 418,148
ITT Holdings LLC, 6.50%, 08/01/29
(c)
...... 849 839,050
Kinetik Holdings LP, 6.63%, 12/15/28
(c)
..... 750 762,396
Matador Resources Co.
(c)
6.50% , 04/15/32 .................. 305 306,666
6.25% , 04/15/33 .................. 224 223,184
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28
(b)
1,600 1,606,000
Murphy Oil Corp., 6.50%, 02/15/34 ....... 139 137,702
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(c)
.. 697 692,567
Permian Resources Operating LLC
(c)
5.88% , 07/01/29 .................. 558 557,923
9.88% , 07/15/31 .................. 175 183,931
7.00% , 01/15/32 .................. 526 544,042
Petrobras Global Finance BV, 6.00%, 01/27/28 3,500 3,543,400
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(c)
..................... 288 284,228
Sabine Pass Liquefaction LLC
4.20% , 03/15/28 .................. 2,907 2,887,135
4.50% , 05/15/30 .................. 5,900 5,842,939
SM Energy Co.
(c)
6.75% , 08/01/29 .................. 222 226,045
7.00% , 08/01/32 .................. 146 147,345
6.63% , 04/15/34 .................. 996 980,386
Sunoco LP
7.00% , 09/15/28
(c)
................. 100 101,994
4.50% , 05/15/29 .................. 100 97,778
4.50% , 10/01/29
(c)
................. 659 640,013
4.63% , 05/01/30
(c)
................. 1,058 1,021,897
5.63% , 03/15/31
(c)
................. 115 114,161
7.25% , 05/01/32
(c)
................. 135 140,037
6.63% , 08/15/32
(c)
................. 618 628,547
Tallgrass Energy Partners LP
(c)
5.50% , 01/15/28 .................. 141 140,701
7.38% , 02/15/29 .................. 418 428,770
6.00% , 09/01/31 .................. 222 219,637
6.75% , 03/15/34 .................. 197 198,744
Targa Resources Partners LP
5.00% , 01/15/28 .................. 2,324 2,322,048

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.50% , 03/01/30 .................. USD 2,875 $ 2,898,299
TransCanada PipeLines Ltd., 4.25%, 05/15/28 463 460,018
Venture Global Calcasieu Pass LLC
(c)
3.88% , 08/15/29 .................. 1,060 1,011,189
4.13% , 08/15/31 .................. 237 222,509
Venture Global LNG, Inc.
(c)
9.50% , 02/01/29 .................. 1,472 1,584,389
7.00% , 01/15/30 .................. 133 135,648
9.88% , 02/01/32 .................. 1,680 1,793,496
Venture Global Plaquemines LNG LLC
(c)
6.13% , 12/15/30 .................. 1,129 1,155,145
7.50% , 05/01/33 .................. 796 873,620
6.50% , 06/15/34 .................. 105 109,387
7.75% , 05/01/35 .................. 666 746,900
Viper Energy Partners LLC, 4.90%, 08/01/30 . 18,645 18,583,071
Williams Cos., Inc. (The)
5.30% , 08/15/28 .................. 1,208 1,225,432
4.90% , 03/15/29 .................. 101 101,607
220,066,710
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27 ...................... 1,800 1,773,900
Magnera Corp.
(c)
4.75% , 11/15/29 .................. 101 94,284
7.25% , 11/15/31 .................. 834 814,192
2,682,376
Passenger Airlines — 0.3%
American Airlines, Inc.
(c)
7.25% , 02/15/28 .................. 250 253,040
5.75% , 04/20/29 .................. 417 417,810
AS Mileage Plan IP Ltd., 5.02%, 10/20/29
(c)
.. 7,240 7,175,641
JetBlue Airways Corp., 9.88%, 09/20/31
(c)
... 1,382 1,251,695
United Airlines Pass-Through Trust, Series 2020-
1, Class A, 5.88%, 10/15/27 .......... 1,564 1,581,960
United Airlines, Inc., 4.63%, 04/15/29
(c)
..... 1,360 1,341,145
12,021,291
Personal Care Products — 0.0%
Edgewell Personal Care Co., 5.50%, 06/01/28
(c)
419 418,399
Opal Bidco SAS, 6.50%, 03/31/32
(c)
....... 254 259,131
Perrigo Finance Unlimited Co.
4.90% , 06/15/30
(d)
................. 293 281,745
6.13% , 09/30/32 .................. 448 427,887
Prestige Brands, Inc.
(c)
5.13% , 01/15/28 .................. 155 154,878
3.75% , 04/01/31 .................. 207 189,963
1,732,003
Pharmaceuticals — 0.5%
1261229 BC Ltd., 10.00%, 04/15/32
(c)
..... 3,400 3,443,642
Eli Lilly & Co., 4.38%, 05/20/31 ......... 4,075 4,043,635
Endo Finance Holdings LP, 8.50%, 04/15/31
(c)
205 215,498
HLF Financing SARL LLC
(c)
4.88% , 06/01/29 .................. 699 654,411
7.75% , 05/01/33 .................. 518 525,017
Jazz Securities DAC, 4.38%, 01/15/29
(c)
.... 274 268,403
Merck & Co., Inc., 4.15%, 03/15/31 ....... 2,850 2,795,959
Pfizer Investment Enterprises Pte. Ltd., 4.45%,
05/19/28 ...................... 1,858 1,859,346
Pfizer, Inc., 4.20%, 11/15/30 ........... 4,276 4,220,968
Teva Pharmaceutical Finance Netherlands III BV
3.15% , 10/01/26 .................. 894 890,424
8.13% , 09/15/31 .................. 214 241,392
19,158,695
Security
Par (000)
Par (000) Value
Professional Services — 0.0%
(c)
Amentum Holdings, Inc., 7.25%, 08/01/32 ... USD 247 $ 254,404
CACI International, Inc., 6.38%, 06/15/33 ... 352 357,005
CoreLogic, Inc., 4.50%, 05/01/28 ........ 68 66,424
677,833
Real Estate Management & Development — 0.0%
Fantasia Holdings Group Co. Ltd.
(b)(h)(l)
11.88% , 06/01/24 ................. 667 7,504
9.25% , 07/28/24 .................. 667 7,504
9.88% , 10/19/24 .................. 333 2,997
10.88% , 01/09/25 ................. 1,167 13,128
Howard Hughes Corp. (The)
(c)
4.13% , 02/01/29 .................. 120 115,940
4.38% , 02/01/31 .................. 183 173,067
6.13% , 03/01/34 .................. 327 323,090
643,230
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(c)
103 101,832
Realty Income Corp.
3.00% , 01/15/27 .................. 520 516,326
3.25% , 06/15/29 .................. 1,874 1,805,332
2,423,490
Semiconductors & Semiconductor Equipment — 0.9%
Broadcom, Inc.
4.00% , 04/15/29
(c)
................. 3,583 3,528,346
4.75% , 04/15/29 .................. 365 367,099
4.60% , 07/15/30 .................. 2,665 2,655,955
4.20% , 10/15/30 .................. 1,410 1,382,165
4.15% , 11/15/30 .................. 3,381 3,309,784
4.30% , 01/15/31 .................. 1,870 1,839,483
2.45% , 02/15/31 .................. 4,010 3,628,199
Entegris, Inc., 4.75%, 04/15/29
(c)
........ 305 301,404
Foundry JV Holdco LLC, 5.50%, 01/25/31
(c)
.. 4,590 4,692,442
Kioxia Holdings Corp., 6.25%, 07/24/30
(c)
... 463 477,617
Micron Technology, Inc., 5.30%, 01/15/31 ... 2,677 2,738,169
NVIDIA Corp., 4.50%, 06/15/31 ......... 9,000 8,968,136
NXP BV, 3.40%, 05/01/30 ............. 605 576,244
Qnity Electronics, Inc.
(c)
5.75% , 08/15/32 .................. 93 93,495
6.25% , 08/15/33 .................. 139 141,424
QUALCOMM, Inc., 4.50%, 05/20/30 ...... 650 649,764
35,349,726
Software — 1.5%
AppLovin Corp., 5.13%, 12/01/29 ........ 19,518 19,679,971
Capstone Borrower, Inc., 8.00%, 06/15/30
(c)
.. 813 772,376
Clarivate Science Holdings Corp., 3.88%,
07/01/28
(c)
..................... 332 319,281
Cloud Software Group LLC
(c)
6.50% , 03/31/29 .................. 671 651,059
9.00% , 09/30/29 .................. 1,396 1,355,002
8.25% , 06/30/32 .................. 595 557,661
6.63% , 08/15/33 .................. 1,150 997,040
Fair Isaac Corp.
(c)
6.00% , 05/15/33 .................. 234 230,427
6.25% , 09/15/34 .................. 456 449,150
Gen Digital, Inc., 6.75%, 09/30/27
(c)
....... 181 181,546
NCR Voyix Corp., 5.13%, 04/15/29
(c)
...... 511 498,494
Oak-Eagle AcquireCo, Inc., 8.75%, 07/01/34
(c)
1,239 1,314,978
Open Text Corp., 3.88%, 12/01/29
(c)
....... 876 805,433
Open Text Holdings, Inc.
(c)
4.13% , 02/15/30 .................. 100 91,605
4.13% , 12/01/31 .................. 559 490,739
Oracle Corp.
2.80% , 04/01/27 .................. 1,870 1,845,143

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
3.25% , 11/15/27 .................. USD 3,700 $ 3,626,166
4.80% , 08/03/28 .................. 3,082 3,075,619
4.20% , 09/27/29 .................. 2,313 2,249,758
2.95% , 04/01/30 .................. 3,141 2,891,037
4.45% , 09/26/30 .................. 3,280 3,166,400
4.95% , 02/04/31 .................. 12,015 11,763,067
Rocket Software, Inc., 9.00%, 11/28/28
(c)
... 676 671,962
SS&C Technologies, Inc., 6.50%, 06/01/32
(c)
. 354 357,020
UKG, Inc., 6.88%, 02/01/31
(c)
........... 967 939,420
VMware LLC, 1.80%, 08/15/28 .......... 136 128,664
59,109,018
Specialized REITs — 1.6%
American Tower Corp.
3.55% , 07/15/27 .................. 6,349 6,293,398
3.60% , 01/15/28 .................. 6,128 6,040,539
5.50% , 03/15/28 .................. 844 855,933
5.20% , 02/15/29 .................. 4,529 4,588,276
3.95% , 03/15/29 .................. 2,804 2,753,775
3.80% , 08/15/29 .................. 4,000 3,900,065
5.00% , 01/31/30 .................. 900 907,068
4.90% , 03/15/30 .................. 4,790 4,812,208
Crown Castle, Inc.
1.05% , 07/15/26 .................. 3,027 3,023,156
3.65% , 09/01/27 .................. 3,135 3,104,107
Equinix, Inc.
2.90% , 11/18/26 .................. 3,386 3,365,810
1.80% , 07/15/27 .................. 6,942 6,749,136
1.55% , 03/15/28 .................. 1,929 1,833,617
3.20% , 11/18/29 .................. 13,080 12,456,576
2.15% , 07/15/30 .................. 779 702,312
Iron Mountain, Inc.
(c)
4.88% , 09/15/27 .................. 543 542,029
7.00% , 02/15/29 .................. 1,277 1,301,110
4.88% , 09/15/29 .................. 19 18,644
5.25% , 07/15/30 .................. 694 683,630
Millrose Properties, Inc.
(c)
6.38% , 08/01/30 .................. 204 206,764
6.25% , 09/15/32 .................. 452 455,934
SBA Communications Corp., 3.13%, 02/01/29 369 353,070
64,947,157
Specialty Retail — 0.2%
Advance Auto Parts, Inc.
(c)
7.00% , 08/01/30 .................. 517 530,099
7.38% , 08/01/33 .................. 421 436,354
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 100 98,991
4.63% , 11/15/29
(c)
................. 285 277,516
4.75% , 03/01/30 .................. 148 143,891
Bath & Body Works, Inc., 6.63%, 10/01/30
(c)
.. 704 718,141
Carvana Co., 9.00%, (9.00% Cash or 14.00%
PIK), 06/01/31
(c) (j)
................ 1,317 1,453,090
Gap, Inc. (The)
(c)
3.63% , 10/01/29 .................. 460 433,422
3.88% , 10/01/31 .................. 100 91,119
Group 1 Automotive, Inc., 4.00%, 08/15/28
(c)
. 359 349,552
LCM Investments Holdings II LLC
(c)
4.88% , 05/01/29 .................. 438 426,448
8.25% , 08/01/31 .................. 188 195,883
Lithia Motors, Inc.
(c)
3.88% , 06/01/29 .................. 110 105,362
5.50% , 10/01/30 .................. 431 425,680
Michaels Cos., Inc. (The), 8.50%, 03/15/33
(c)
. 852 843,901
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... 174 171,255
PetSmart LLC, 10.00%, 09/15/33
(c)
....... 1,400 1,402,229
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Sonic Automotive, Inc., 4.88%, 11/15/31
(c)
... USD 100 $ 96,230
8,199,163
Technology Hardware, Storage & Peripherals — 0.3%
Dell International LLC
4.50% , 02/15/31 .................. 2,900 2,859,739
4.75% , 07/15/31 .................. 4,040 4,015,656
Hewlett Packard Enterprise Co., 4.60%, 03/23/29 4,410 4,403,093
Seagate Data Storage Technology Pte. Ltd.
(c)
8.25% , 12/15/29 .................. 420 439,175
8.50% , 07/15/31 .................. 98 102,408
11,820,071
Textiles, Apparel & Luxury Goods — 0.0%
Beach Acquisition Bidco LLC, 10.00%, (10.00%
Cash or 10.75% PIK), 07/15/33
(c) (j)
...... 355 385,415
Crocs, Inc., 4.25%, 03/15/29
(c)
.......... 141 136,806
VF Corp., 2.95%, 04/23/30 ............ 154 140,403
662,624
Tobacco — 2.0%
Altria Group, Inc.
2.63% , 09/16/26 .................. 2,202 2,195,219
6.20% , 11/01/28 .................. 6,163 6,376,165
4.80% , 02/14/29 .................. 6,256 6,279,541
3.40% , 05/06/30 .................. 848 809,069
4.50% , 08/06/30 .................. 4,096 4,064,715
BAT Capital Corp.
3.22% , 09/06/26 .................. 3,673 3,666,099
3.56% , 08/15/27 .................. 8,327 8,245,507
2.26% , 03/25/28 .................. 412 396,403
6.34% , 08/02/30 .................. 5,672 5,995,835
5.83% , 02/20/31 .................. 2,771 2,886,474
BAT International Finance plc
4.45% , 03/16/28 .................. 3,019 3,011,120
5.93% , 02/02/29 .................. 6,963 7,176,795
Philip Morris International, Inc.
4.88% , 02/15/28 .................. 6,991 7,032,686
3.13% , 03/02/28 .................. 1,448 1,416,949
3.88% , 10/27/28 .................. 1,913 1,887,730
4.13% , 04/27/29 .................. 5,435 5,377,259
5.13% , 02/15/30 .................. 2,710 2,751,078
4.38% , 04/30/30 .................. 3,762 3,724,069
4.00% , 10/29/30 .................. 4,513 4,396,268
5.13% , 02/13/31 .................. 3,300 3,360,614
81,049,595
Trading Companies & Distributors — 0.2%
EquipmentShare.com, Inc.
(c)
8.63% , 05/15/32 .................. 345 358,881
8.00% , 03/15/33 .................. 534 546,674
7.13% , 07/01/34 .................. 363 356,661
FTAI Aviation Investors LLC
(c)
7.88% , 12/01/30 .................. 591 617,509
7.00% , 05/01/31 .................. 1,392 1,441,761
Herc Holdings, Inc.
(c)
7.00% , 06/15/30 .................. 681 705,222
7.25% , 06/15/33 .................. 534 556,725
QXO Building Products, Inc.
(c)
6.50% , 07/15/31 .................. 299 304,732
6.75% , 04/30/32 .................. 685 707,317
United Rentals North America, Inc.
4.88% , 01/15/28 .................. 1,354 1,349,551
5.25% , 01/15/30 .................. 339 339,171
4.00% , 07/15/30 .................. 100 95,593
WESCO Distribution, Inc.
(c)
6.38% , 03/15/29 .................. 393 400,011

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
5.25% , 04/15/31 .................. USD 336 $ 332,552
6.63% , 03/15/32 .................. 410 422,489
6.38% , 03/15/33 .................. 161 165,186
8,700,035
Wireless Telecommunication Services — 0.8%
Connect Finco SARL, 9.00%, 09/15/29
(c)
.... 304 319,882
Digicel International Finance Ltd., 8.63%,
08/01/32
(c)
..................... 688 709,070
Maya SAS
(c)
7.00% , 10/15/28 .................. 673 675,887
8.50% , 04/15/31 .................. 200 211,887
Rogers Communications, Inc.
2.90% , 11/15/26 .................. 1,710 1,702,079
Series NC5 , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.65%),
7.00% , 04/15/55
(a)
............... 434 444,114
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.62%), 7.13% ,
04/15/55
(a)
.................... 257 264,044
T-Mobile USA, Inc.
3.75% , 04/15/27 .................. 4,438 4,415,117
2.05% , 02/15/28 .................. 5,267 5,060,968
4.95% , 03/15/28 .................. 490 493,050
4.85% , 01/15/29 .................. 922 927,625
2.63% , 02/15/29 .................. 2 1,902
3.38% , 04/15/29 .................. 5,165 4,993,327
3.88% , 04/15/30 .................. 11,731 11,367,051
3.50% , 04/15/31 .................. 1,340 1,264,506
Vmed O2 UK Financing I plc
(c)
4.25% , 01/31/31 .................. 503 413,643
4.75% , 07/15/31 .................. 200 164,331
6.75% , 01/15/33 .................. 987 835,659
34,264,142
Total Corporate Bonds — 49 .6%
(Cost: $ 2,007,591,888 ) ............................ 2,006,251,529
Floating Rate Loan Interests
Media — 0.0%
Discovery Global Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
06/03/33
(a)
...... 622 621,752
Total Floating Rate Loan Interests — 0.0%
(Cost: $ 620,253 ) ................................. 621,752
Foreign Agency Obligations
Canada — 0.8%
(c)
CDP Financial, Inc. , 3.88% , 01/22/31 ...... 5,230 5,130,008
CPPIB Capital, Inc. , 3.88% , 02/15/31 ...... 9,560 9,390,454
OMERS Finance Trust , 4.38% , 03/20/30 .... 5,195 5,203,290
Ontario Teachers' Finance Trust , 4.25% ,
04/25/28 ....................... 13,860 13,855,758
33,579,510
France — 0.3%
Caisse d'Amortissement de la Dette Sociale ,
4.00% , 02/12/31
(c)
................. 11,055 10,850,100
Indonesia — 0.0%
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara , 4.13% , 05/15/27
(c)
....... 1,700 1,687,692
Security
Par (000)
Par (000) Value
Mexico — 0.1%
Petroleos Mexicanos , 6.50% , 03/13/27 ..... USD 3,800 $ 3,833,326
Total Foreign Agency Obligations — 1 .2%
(Cost: $ 50,262,606 ) ............................... 49,950,628
Foreign Government Obligations
Dominican Republic — 0.1%
Dominican Republic Government Bond , 5.95% ,
01/25/27
(c)
...................... 3,615 3,634,882
Jordan — 0.0%
Hashemite Kingdom of Jordan , 7.75% ,
01/15/28
(b)
...................... 1,800 1,860,876
Morocco — 0.1%
Kingdom of Morocco
(c)
2.38% , 12/15/27 .................. 2,536 2,448,508
5.95% , 03/08/28 .................. 964 979,993
3,428,501
Oman — 0.1%
Oman Government Bond , 6.75% , 10/28/27
(c)
. 3,500 3,589,495
Romania — 0.1%
Romania Government Bond , 3.00% , 02/27/27
(b)
3,700 3,649,125
South Africa — 0.1%
Republic of South Africa , 4.85% , 09/27/27 ... 3,600 3,609,000
Total Foreign Government Obligations — 0 .5%
(Cost: $ 19,827,114 ) ............................... 19,771,879
Shares
Shares
Investment Companies
iShares AAA CLO Active ETF
(m)
.......... 140,000 7,267,400
Total Investment Companies — 0 .2%
(Cost: $ 7,265,650 ) ............................... 7,267,400
Par (000)
Par (000)
Municipal Bonds
Arizona — 0.0%
Maricopa County Industrial Development
Authority , Series 2024 , RB , 7.38% , 10/01/29
(c)
1,270 1,326,089
Massachusetts — 0 .1%
Massachusetts Educational Financing Authority ,
Series 2024A , RB , 6.35% , 07/01/49 ..... 2,035 2,125,118
Total Municipal Bonds — 0 .1%
(Cost: $ 3,305,000 ) ............................... 3,451,207
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 8.9%
A&D Mortgage Trust
(c)
Series 2023-NQM5, Class A1, 7.05%,
11/25/68
(d)
.................... 899 902,952
Series 2026-NQM1, Class A1, 4.91%,
02/25/71
(a)
.................... 1,753 1,733,452
Series 2026-NQM3, Class A1, (1-mo. CME
Term SOFR + 1.15%), 5.08%, 04/25/71
(a)
13,269 13,151,278
ACRA Trust, Series 2024-NQM1, Class A1,
5.61%, 10/25/64
(c) (d)
................ 2,854 2,853,752

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
AFG Trust
(a)(b)
Series 2026-1, Class A1L, (1-mo. ASX
Australia Bank Bill Short Term Rates Mid at
0.00% Floor + 0.95%), 5.26%, 10/10/57 AUD 3,916 $ 2,701,238
Series 2026-1, Class A2, (1-mo. ASX
Australia Bank Bill Short Term Rates Mid at
0.00% Floor + 1.08%), 5.39%, 10/10/57 848 583,690
Angel Oak Mortgage Trust
(c)(d)
Series 2023-6, Class A1, 6.50%, 12/25/67 . USD 1,427 1,427,311
Series 2024-1, Class A1, 5.21%, 08/25/68 . 4,501 4,487,565
Arroyo Mortgage Trust, Series 2022-2, Class A1,
5.95%, 07/25/57
(c) (d)
................ 3,083 3,075,600
Atlas Funding plc
(a)(b)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.85%),
4.58%, 09/20/61 ................ GBP 350 464,602
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.30%),
5.03%, 09/20/61 ................ 100 133,211
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
5.28%, 09/20/61 ................ 104 138,960
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
5.93%, 09/20/61 ................ 100 135,239
Auburn 15 plc, Series 15, Class A2, (Sterling
Overnight Index Average at 0.00% Floor +
1.10%), 4.83%, 07/20/45
(a) (b)
.......... 563 748,046
Banc of America Mortgage Trust, Series 2003-J,
Class 2A1, 5.04%, 11/25/33
(a)
......... USD 92 80,245
Barclays Mortgage Loan Trust
(c)
Series 2024-NQM1, Class A1, 5.90%,
01/25/64
(d)
.................... 2,665 2,667,509
Series 2025-NQM3, Class A1, 5.64%,
05/25/65
(a)
.................... 2,296 2,297,241
Barley Hill No. 2 plc, Series 2, Class C, (Sterling
Overnight Index Average + 2.55%), 6.28%,
08/27/58
(a) (b)
..................... GBP 520 689,956
Bear Stearns ARM Trust, Series 2004-5, Class
2A, 3.64%, 07/25/34
(a)
.............. USD 133 125,786
Bletchley Park Funding plc
(a)(b)
Series 2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.20%),
4.93%, 01/27/70 ................ GBP 416 552,595
Series 2026-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.30%),
5.04%, 01/27/70 ................ 125 165,807
Series 2026-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.95%),
5.69%, 01/27/70 ................ 100 132,645
Braccan Mortgage Funding plc
(a)(b)
Series 2025-1X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.84%),
4.59%, 05/17/67 ................ 1,022 1,355,137
Series 2025-1X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.10%),
4.85%, 05/17/67 ................ 215 285,218
Series 2026-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.45%),
5.22%, 04/17/68 ................ 152 201,614
Series 2026-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.85%),
5.62%, 04/17/68 ................ 105 139,274
BRAVO Residential Funding Trust
(c)
Series 2023-NQM6, Class A1, 6.60%,
09/25/63
(d)
.................... USD 2,488 2,484,088
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2023-NQM6, Class A3, 7.06%,
09/25/63
(d)
.................... USD 1,623 $ 1,620,204
Series 2025-NQM10, Class A1, 4.87%,
09/25/65
(a)
.................... 2,934 2,906,340
Series 2025-NQM3, Class A1, 5.57%,
03/25/65
(d)
.................... 908 908,927
Canada Square Funding plc
(a)(b)
Series 6, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.45%), 5.21%,
01/17/59 ..................... GBP 318 422,408
Series 6, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 1.85%), 5.61%,
01/17/59 ..................... 178 236,364
Castell plc
(a)(b)
Series 2025-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.97%),
4.70%, 01/27/62 ................ 643 854,330
Series 2026-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.23%, 12/27/62 ................ 100 133,348
Chase Home Lending Mortgage Trust
(a)(c)
Series 2019-ATR2, Class A11, (1-mo. CME
Term SOFR at 0.00% Floor/6.50% Cap +
1.01%), 4.66%, 07/25/49 .......... USD 516 504,286
Series 2025-11, Class A11, (30-day Average
SOFR at 0.00% Floor/7.50% Cap +
1.30%), 4.93%, 02/25/56 .......... 4,675 4,684,261
Series 2025-2, Class A11, (30-day Average
SOFR at 0.00% Floor/7.50% Cap +
1.20%), 4.83%, 12/25/55 .......... 2,395 2,402,490
Series 2025-3, Class A11, (30-day Average
SOFR at 0.00% Floor/7.50% Cap +
1.30%), 4.93%, 02/25/56 .......... 3,854 3,852,762
Series 2025-5, Class A11, (30-day Average
SOFR at 0.00% Floor/7.50% Cap +
1.50%), 5.13%, 04/25/56 .......... 4,460 4,473,453
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35 139 136,465
Series 2005-HYB8, Class 2A1, 4.00%,
12/20/35
(a)
.................... 372 350,433
CIM Trust, Series 2021-R6, Class A1, 1.42%,
07/25/61
(a) (c)
..................... 2,402 2,204,793
Citadel plc
(a)(b)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.02%),
4.75%, 04/28/60 ................ GBP 493 654,809
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.45%),
5.18%, 04/28/60 ................ 100 133,465
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.75%),
5.48%, 04/28/60 ................ 100 133,599
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.45%),
6.18%, 04/28/60 ................ 100 134,403
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.75%),
7.48%, 04/28/60 ................ 100 134,621
COLT Mortgage Loan Trust
(c)
Series 2022-3, Class A1, 4.20%, 02/25/67
(a)
USD 1,878 1,822,245
Series 2023-1, Class A1, 6.05%, 04/25/68
(d)
1,497 1,492,198
Series 2024-1, Class M1, 6.59%, 02/25/69
(a)
2,185 2,190,049
Series 2025-4, Class A1, 5.79%, 04/25/70
(d)
3,471 3,489,374
Credit Suisse Mortgage Capital Certificates,
Series 2022-ATH1, Class A1A, 3.87%,
01/25/67
(a) (c)
..................... 3,685 3,585,583

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Cross Mortgage Trust
(c)
Series 2025-H3, Class A1, 5.88%, 04/25/70
(a)
USD 4,781 $ 4,804,777
Series 2026-NQM4, Class A2, 5.69%,
04/25/71
(d)
.................... 3,251 3,245,499
Series 2026-NQM5, Class A1, 5.09%,
03/25/71
(a)
.................... 5,944 5,896,952
Series 2026-NQM5, Class A2, 5.40%,
03/25/71
(d)
.................... 2,567 2,549,470
CSMC Trust
(a)(c)
Series 2015-1, Class A1, 2.50%, 01/25/45 . 4,100 3,627,921
Series 2015-3, Class A9, 3.50%, 03/25/45 . 635 592,801
Series 2017-RPL1, Class A1, 2.75%,
07/25/57 ..................... 229 224,816
Dilosk Rmbs No. 8 Sts DAC
(a)(b)
Series 8-STS, Class A, (3-mo. EURIBOR at
0.00% Floor + 0.65%), 2.87%, 05/20/62 EUR 336 384,536
Series 8-STS, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.90%), 3.12%, 05/20/62 131 149,175
Dilosk Rmbs No. 9 Dac, Series 9, Class A,
(3-mo. EURIBOR at 0.00% Floor + 0.68%),
2.85%, 01/25/63
(a) (b)
................ 232 265,435
Domi BV
(a)(b)
Series 2025-1, Class A, (3-mo. EURIBOR at
0.00% Floor + 0.71%), 2.91%, 04/16/57 1,375 1,573,352
Series 2026-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.90%), 3.15%, 02/15/57 181 205,028
Series 2026-1, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.10%), 3.35%, 02/15/57 100 112,348
Driver Australia Ten, Series 10, Class B, (1-mo.
ASX Australia Bank Bill Short Term Rates Mid
at 0.00% Floor + 1.50%), 5.80%, 02/21/33
(a) (b)
AUD 60 41,836
Dutch Property Finance BV, Series 2023-1, Class
A, (3-mo. EURIBOR at 0.00% Floor + 0.90%),
3.06%, 04/28/64
(a) (b)
................ EUR 2,379 2,723,780
East One plc
(a)(b)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.13%, 12/27/55 ................ GBP 216 287,262
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
5.43%, 12/27/55 ................ 231 307,673
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.00%),
5.73%, 12/27/55 ................ 375 500,325
Edenbrook Mortgage Funding plc
(a)(b)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.95%),
5.68%, 03/22/57 ................ 330 443,206
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.55%),
6.28%, 03/22/57 ................ 191 257,046
Ellington Financial Mortgage Trust
(c)(d)
Series 2025-CES2, Class A1A, 5.65%,
02/25/60 ..................... USD 4,992 5,004,080
Series 2025-NQM3, Class A1, 5.49%,
08/25/70 ..................... 4,287 4,292,502
Elstree 1st plc, Series 251-1ST, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 0.72%), 4.45%, 01/21/65
(a) (b)
..... GBP 1,098 1,453,896
Elstree Funding No. 4 plc, Series 4, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 1.12%), 4.85%, 10/21/55
(a) (b)
..... 251 333,184
Exmoor Funding plc
(a)(b)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.88%),
4.61%, 03/25/94 ................ 372 494,765
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.63%, 03/25/94 ................ GBP 112 $ 149,426
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.80%),
6.53%, 03/25/94 ................ 100 133,953
Finsbury Square Green plc, Series 2021-1GRX,
Class C, (Sterling Overnight Index Average at
0.00% Floor + 1.88%), 5.61%, 12/16/67
(a) (b)
1,045 1,389,721
Finsbury Square plc
(a)(b)
Series 2021-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.13%, 12/16/71 ................ 371 493,017
Series 2021-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
5.43%, 12/16/71 ................ 200 264,967
Firstmac Mortgage Funding Trust, Series
2024-4, Class A1, (1-mo. ASX Australia Bank
Bill Short Term Rates Mid at 0.00% Floor +
1.08%), 5.39%, 02/18/56
(a) (b)
.......... AUD 2,294 1,590,440
Flagstar Mortgage Trust, Series 2018-2, Class
A4, 3.50%, 04/25/48
(a) (c)
............. USD 674 634,632
Frontier Mortgage Funding plc, Series 2025-1,
Class B, (Sterling Overnight Index Average at
0.00% Floor + 1.00%), 4.73%, 12/20/66
(a) (b)
GBP 1,493 1,976,120
GCAT Trust, Series 2025-NQM6, Class A1,
4.93%, 10/25/70
(a) (c)
................ USD 1,953 1,931,297
Gemgarto plc, Series 2021-1X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.95%), 5.68%, 12/16/67
(a) (b)
.......... GBP 218 289,558
GS Mortgage-Backed Securities Corp.
Trust, Series 2019-PJ1, Class B1, 4.01%,
08/25/49
(a) (c)
..................... USD 1,244 1,208,397
GS Mortgage-Backed Securities Trust
(c)
Series 2025-DSC2, Class A1, 5.04%,
01/25/66
(d)
.................... 2,125 2,105,172
Series 2025-NQM5, Class A1, 5.01%,
07/25/65
(d)
.................... 1,525 1,511,977
Series 2025-PJ10, Class A27, (30-day
Average SOFR at 0.00% Floor/7.50% Cap
+ 1.35%), 4.98%, 04/25/56
(a)
........ 2,845 2,850,245
Series 2026-R1, Class A1, 5.53%, 04/25/63
(d)
5,085 5,078,151
Harben Finance
(a)(b)
Series 2017-1RX, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.15%), 4.88%, 09/28/55 .......... GBP 741 982,489
Series 2017-1RX, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
1.50%), 5.23%, 09/28/55 .......... 441 584,185
Holmes Master Issuer plc, Series 2025-1, Class
A1, (Sterling Overnight Index Average at
0.00% Floor + 0.53%), 4.28%, 10/15/72
(a) (b)
2,995 3,974,716
Homes Trust, Series 2024-NQM2, Class A1,
5.72%, 10/25/69
(c) (d)
................ USD 3,424 3,430,784
Hops Hill NO 6 plc
(a)(b)
Series 6, Class A, (Sterling Overnight Index
Average at 0.00% Floor + 0.84%), 0.00%,
06/21/58 ..................... GBP 2,575 3,411,640
Series 6, Class B, (Sterling Overnight Index
Average at 0.00% Floor + 1.00%), 0.00%,
06/21/58 ..................... 213 282,534
Series 6, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.30%), 0.00%,
06/21/58 ..................... 124 164,479

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Hops Hill No. 4 plc
(a)(b)
Series 4, Class A, (Sterling Overnight Index
Average at 0.00% Floor + 0.88%), 4.61%,
04/21/56 ..................... GBP 415 $ 551,053
Series 4, Class B, (Sterling Overnight Index
Average at 0.00% Floor + 1.30%), 5.03%,
04/21/56 ..................... 265 353,388
Series 4, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.70%), 5.43%,
04/21/56 ..................... 214 285,705
Series 4, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.30%), 6.03%,
04/21/56 ..................... 215 285,964
Hops Hill No. 5 plc, Series 5, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.45%), 5.18%, 06/21/56
(a) (b)
.......... 100 132,638
J.P. Morgan Mortgage Trust
(a)(c)
Series 2020-LTV1, Class A11, (1-mo. CME
Term SOFR at 0.00% Floor/6.00% Cap +
1.11%), 4.70%, 06/25/50 ........... USD 17 17,337
Series 2021-3, Class A12, 5.50%, 07/25/51 7,014 6,990,278
Series 2021-6, Class A12, 5.00%, 10/25/51 6,679 6,469,569
Series 2021-7, Class A12, 5.00%, 11/25/51 3,811 3,730,118
Series 2023-DSC1, Class A1, 4.62%,
07/25/63 ..................... 3,606 3,499,862
Series 2024-2, Class A3, 6.00%, 08/25/54 . 833 842,374
Series 2025-NQM3, Class A1, 5.50%,
11/25/65 ..................... 1,664 1,661,854
Series 2025-NQM4, Class A1, 4.95%,
03/25/66 ..................... 5,139 5,071,967
Jubilee Place 9 BV, Series 9, Class C, (3-mo.
EURIBOR at 0.00% Floor + 1.10%), 3.34%,
10/17/61
(a) (b)
..................... EUR 100 113,037
Jubilee Place BV
(a)(b)
Series 7, Class A, (3-mo. EURIBOR at 0.00%
Floor + 0.72%), 3.13%, 09/18/62 ..... 1,130 1,293,313
Series 7, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.05%), 3.46%, 09/18/62 ..... 310 353,348
Jupiter Mortgage No. 1 plc
(a)(b)
Series 1X, Class AR, (Sterling Overnight
Index Average at 0.00% Floor + 1.00%),
4.76%, 07/20/55 ................ GBP 427 566,445
Series 1X, Class BR, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
5.46%, 07/20/55 ................ 1,362 1,815,031
Series 1X, Class CR, (Sterling Overnight
Index Average at 0.00% Floor + 2.25%),
6.01%, 07/20/55 ................ 430 573,369
Series 1X, Class DR, (Sterling Overnight
Index Average at 0.00% Floor + 3.00%),
6.76%, 07/20/55 ................ 293 390,766
La Trobe Financial Capital Markets Trust, Series
2025-1, Class A1L, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.05%), 5.35%, 05/15/57
(a)
...... AUD 2,356 1,629,032
Lanark Master Issuer plc, Series 2025-1X, Class
1A, (Sterling Overnight Index Average at
0.00% Floor + 0.47%), 4.21%, 12/22/69
(a) (b)
GBP 937 1,241,639
Lanebrook Mortgage Transaction plc
(a)(b)
Series 2021-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.25%),
5.01%, 07/20/58 ................ 158 209,732
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.80%),
4.53%, 03/15/61 ................ 270 358,508
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Liberty, Series 2025-1, Class A1B, (1-mo. ASX
Australia Bank Bill Short Term Rates Mid at
0.00% Floor + 1.10%), 5.41%, 09/25/56
(a) (b)
AUD 349 $ 241,531
London Bridge Mortgages plc, Series 2025-1,
Class B, (Sterling Overnight Index Average at
0.00% Floor + 1.05%), 4.78%, 03/20/67
(a) (b)
GBP 356 472,568
Meridian Funding plc
(a)(b)
Series 2025-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.85%),
4.58%, 02/20/68 ................ 3,921 5,201,439
Series 2025-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
5.33%, 02/20/68 ................ 335 443,713
Series 2025-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.05%),
5.78%, 02/20/68 ................ 356 472,031
Series 2025-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.25%),
6.98%, 02/20/68 ................ 384 507,537
MFA Trust
(c)(d)
Series 2023-INV2, Class A1, 6.77%, 10/25/58 USD 1,325 1,325,478
Series 2023-NQM3, Class A1, 6.62%,
07/25/68 ..................... 3,140 3,134,767
Series 2023-NQM4, Class A1, 6.10%,
12/25/68 ..................... 4,367 4,381,606
Mill City Mortgage Loan Trust, Series 2018-3,
Class A1, 3.50%, 08/25/58
(a) (c)
......... 632 626,263
Miltonia Mortgage Finance SRL, Series 1, Class
B, (3-mo. EURIBOR at 0.00% Floor + 1.30%),
3.46%, 04/28/62
(a) (b)
................ EUR 355 406,495
Molossus BTL plc, Series 2024-1, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 0.95%), 4.71%, 04/18/61
(a) (b)
..... GBP 558 740,025
Morgan Stanley Residential Mortgage Loan
Trust
(c)
Series 2024-INV4, Class A6, 5.00%,
09/25/54
(a)
.................... USD 3,617 3,585,471
Series 2025-DSC1, Class A1, 5.56%,
03/25/70
(d)
.................... 3,616 3,615,228
Series 2025-HX1, Class A1, 5.96%,
03/25/70
(a)
.................... 2,220 2,229,302
Series 2026-NQM1, Class A1, 4.81%,
12/25/70
(a)
.................... 2,927 2,886,941
Mortgage House RMBS Prime, Series 2024-2,
Class A1L, (1-mo. ASX Australia Bank Bill
Short Term Rates Mid at 0.00% Floor +
1.10%), 5.40%, 05/13/57
(a) (b)
.......... AUD 628 435,666
MortgageIT Trust, Series 2004-1, Class A1, (1-
mo. CME Term SOFR at 0.78% Floor/11.50%
Cap + 0.89%), 4.54%, 11/25/34
(a)
....... USD 266 260,445
National RMBS Trust, Series 2026-1, Class C,
(1-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.75%), 6.05%,
10/20/57
(a) (b)
..................... AUD 500 346,005
New Residential Mortgage Loan Trust
(c)
Series 2016-3A, Class A1B, 3.25%,
09/25/56
(a)
.................... USD 685 644,154
Series 2018-1A, Class A1A, 4.00%,
12/25/57
(a)
.................... 2,396 2,320,483
Series 2020-1A, Class A1B, 3.50%,
10/25/59
(a)
.................... 5,918 5,500,682
Series 2024-NQM1, Class A1, 6.13%,
03/25/64
(d)
.................... 2,411 2,417,318
OAK NO 5 plc, Series 5, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.51%), 4.26%, 07/28/72
(a) (b)
.......... GBP 994 1,317,253

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
OBX Trust
(c)(d)
Series 2023-NQM5, Class A1A, 6.57%,
06/25/63 ..................... USD 1,516 $ 1,511,866
Series 2023-NQM6, Class A1, 6.52%,
07/25/63 ..................... 3,300 3,298,141
Permanent Master Issuer plc, Series 2024-1X,
Class 1A1, (Sterling Overnight Index Average
at 0.00% Floor + 0.55%), 4.31%, 07/15/73
(a) (b)
GBP 876 1,162,204
Pierpont BTL plc
(a)(b)
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
5.93%, 09/21/61 ................ 100 133,010
Series 2025-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.80%),
4.53%, 03/21/62 ................ 635 841,165
Series 2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.05%),
4.78%, 03/21/62 ................ 336 445,136
Series 2026-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.77%),
4.50%, 12/21/62 ................ 1,770 2,343,198
PMF plc, Series 2024-1, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.98%), 4.71%, 07/16/60
(a) (b)
.......... 405 538,596
Polaris plc
(a)(b)
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
5.08%, 02/26/61 ................ 421 562,511
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
5.43%, 02/26/61 ................ 144 192,805
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.70%),
6.43%, 02/26/61 ................ 105 141,991
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
7.73%, 02/26/61 ................ 100 135,344
Series 2025-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.82%),
4.55%, 02/26/68 ................ 1,922 2,548,657
Series 2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.05%),
4.78%, 02/26/68 ................ 487 647,178
Series 2025-2, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.05%),
4.78%, 08/25/68 ................ 206 272,607
Series 2026-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.30%),
5.04%, 03/27/69 ................ 100 132,668
PRET Trust, Series 2025-RPL2, Class A1,
4.00%, 08/25/64
(c) (d)
................ USD 729 704,602
PRKCM Trust, Series 2023-AFC1, Class A1,
6.60%, 02/25/58
(c) (d)
................ 1,722 1,716,190
Provident Funding Mortgage Trust, Series 2021-
INV2, Class 1A3, 2.50%, 11/25/51
(a) (c)
.... 2,197 1,937,178
PRPM LLC, Series 2024-RCF1, Class A1,
4.00%, 01/25/54
(c) (d)
................ 816 803,990
PRPM Trust
(c)
Series 2025-NQM2, Class A1, 5.69%,
04/25/70
(d)
.................... 3,469 3,473,988
Series 2026-NQM1, Class A1, 5.13%,
02/25/71
(a)
.................... 4,495 4,458,775
PUMA, Series 2026-1, Class A, (1-mo. ASX
Australia Bank Bill Short Term Rates Mid at
0.00% Floor + 0.93%), 5.32%, 10/20/57
(a) (b)
AUD 2,985 2,066,045
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Residential Mortgage Loan Trust, Series 2019-3,
Class M1, 3.26%, 09/25/59
(a) (c)
......... USD 1,138 $ 1,131,801
RESIMAC Premier
(a)(b)
Series 2024-2, Class A2, (1-mo. ASX
Australia Bank Bill Short Term Rates Mid at
0.00% Floor + 1.10%), 5.40%, 02/12/56 AUD 320 221,612
Series 2026-2, Class A2, (1-mo. ASX
Australia Bank Bill Short Term Rates Mid at
0.00% Floor + 1.08%), 5.42%, 02/11/58 4,085 2,826,835
Series 2026-2, Class AB, (1-mo. ASX
Australia Bank Bill Short Term Rates Mid at
0.00% Floor + 1.25%), 5.59%, 02/11/58 715 494,694
RMAC Securities No.1 plc, Series 2007-NS1X,
Class A2A, (Sterling Overnight Index Average
at 0.00% Floor + 0.27%), 4.01%, 06/12/44
(a) (b)
GBP 179 232,922
Santander Mortgage Asset Receivable Trust,
Series 2026-NQM1, Class A1, 4.95%,
11/25/65
(a) (c)
..................... USD 2,061 2,038,811
Sapphire XXXII Trust, Series 2025-1, Class A1L,
(1-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.10%), 5.40%,
06/14/66
(a) (b)
..................... AUD 3,619 2,508,028
Sequoia Mortgage Trust
(a)(c)
Series 2017-CH1, Class A2, 3.50%, 08/25/47 USD 99 91,276
Series 2024-HYB1, Class A1A, 4.51%,
11/25/63 ..................... 2,873 2,870,532
Series 2025-9, Class A26F, (30-day Average
SOFR at 0.00% Floor/7.50% Cap +
1.30%), 4.93%, 10/25/55 .......... 1,704 1,707,626
Series 2026-HYB1, Class A1A, 4.67%,
04/25/56 ..................... 3,449 3,358,105
Series 2026-HYB2, Class A1A, 4.63%,
07/25/56 ..................... 6,533 6,383,249
Series 2026-MED1, Class A1A, 5.12%,
04/25/56 ..................... 2,819 2,782,640
Silverstone Master Issuer plc, Series 2023-1,
Class 2A, (Sterling Overnight Index Average
at 0.00% Floor + 0.50%), 4.26%, 01/21/70
(a) (b)
GBP 635 842,138
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1, 1.03%, 11/25/55
(a) (c)
. USD 572 555,677
Stratton Mortgage Funding plc
(a)(b)
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
5.08%, 06/28/50 ................ GBP 315 418,425
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.23%, 06/28/50 ................ 242 321,382
Series 2024-3, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
5.08%, 06/25/49 ................ 459 608,150
Series 2024-3, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.23%, 06/25/49 ................ 100 132,741
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-13, Class A2, (1-mo. CME
Term SOFR at 0.30% Floor + 0.41%), 4.06%,
09/25/34
(a)
...................... USD 364 343,177
Together Asset-Backed Securitisation plc
(a)(b)
Series 2024-1ST1X, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.95%), 4.69%, 08/15/64 .......... GBP 347 461,451
Series 2024-2ND1X, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
1.70%), 5.43%, 08/20/55 .......... 156 208,555

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-2ND1X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
2.50%), 6.23%, 08/20/55 .......... GBP 103 $ 137,656
Series 2024-2ND1X, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
3.50%), 7.23%, 08/20/55 .......... 119 160,438
Series 2025-2ND1X, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.93%), 4.67%, 09/12/56 .......... 682 905,540
Series 2025-2ND1X, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
1.20%), 4.94%, 09/12/56 .......... 500 666,581
Series 2025-CRE1, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
1.20%), 4.94%, 01/15/57 .......... 3,073 4,097,434
Towd Point Mortgage Trust
(c)
Series 2015-1, Class A5, 4.48%, 10/25/53
(a)
USD 324 322,877
Series 2015-6, Class M2, 3.75%, 04/25/55
(a)
2,648 2,624,877
Series 2016-2, Class M1, 3.00%, 08/25/55
(a)
926 918,997
Series 2017-4, Class A1, 2.75%, 06/25/57
(a)
3,037 2,989,052
Series 2017-6, Class A1, 2.75%, 10/25/57
(a)
1,727 1,709,538
Series 2018-1, Class A1, 3.00%, 01/25/58
(a)
11 11,420
Series 2018-2, Class A1, 3.25%, 03/25/58
(a)
748 742,797
Series 2018-6, Class A1A, 3.75%, 03/25/58
(a)
366 365,070
Series 2020-4, Class A1, 1.75%, 10/25/60 . 595 540,243
Series 2022-1, Class A1, 3.75%, 07/25/62
(a)
5,479 5,164,639
Tower Bridge Funding plc
(a)(b)
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.20%),
4.95%, 05/20/66 ................ GBP 100 132,760
Series 2024-3X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.13%, 12/20/66 ................ 100 132,660
Series 2024-3X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.63%, 12/20/66 ................ 100 132,739
Series 2026-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.75%),
4.51%, 01/20/73 ................ 808 1,070,943
Trinity Square plc, Series 2021-1X, Class AR,
(Sterling Overnight Index Average + 0.90%),
4.66%, 07/15/59
(a) (b)
................ 490 650,482
Triton Bond Trust in respect of, Series 2026-1,
Class A2, (1-mo. ASX Australia Bank Bill
Short Term Rates Mid at 0.00% Floor +
1.15%), 5.45%, 02/15/58
(a) (b)
.......... AUD 2,942 2,022,310
Turquoise V Trust
(a)(b)
Series 2026-1, Class A1L, (1-mo. ASX
Australia Bank Bill Short Term Rates Mid at
0.00% Floor + 1.05%), 5.35%, 06/12/67 2,040 1,410,375
Series 2026-1, Class A2, (1-mo. ASX
Australia Bank Bill Short Term Rates Mid at
0.00% Floor + 1.20%), 5.50%, 06/12/67 1,130 781,240
Series 2026-1, Class B, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.45%), 5.75%, 06/12/67 ..... 990 683,245
Series 2026-1, Class C, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.60%), 5.90%, 06/12/67 ..... 500 345,076
Series 2026-1, Class D, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.85%), 6.15%, 06/12/67 ..... 500 344,536
Twin Bridges plc
(a)(b)
Series 2021-2, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.15%),
4.89%, 09/12/55 ................ GBP 435 577,351
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2021-2, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.24%, 09/12/55 ................ GBP 187 $ 248,034
Series 2022-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
5.44%, 12/12/55 ................ 365 484,848
Series 2026-1X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.86%),
0.00%, 10/17/71 ................ 2,153 2,855,850
Series 2026-1X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.00%),
0.00%, 10/17/71 ................ 299 396,609
Series 2026-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.30%),
0.00%, 10/17/71 ................ 100 132,645
UWM Mortgage Trust, Series 2021-INV5, Class
A10, 5.00%, 01/25/52
(a) (c)
............. USD 4,176 4,058,803
Verus Securitization Trust
(c)
Series 2024-INV1, Class A3, 6.47%,
03/25/69
(d)
.................... 1,346 1,349,624
Series 2025-11, Class B1, 6.41%, 11/25/70
(a)
1,350 1,339,798
Series 2026-1, Class A1, 4.86%, 01/25/71
(a)
3,545 3,510,106
Series 2026-1, Class A2, 5.12%, 01/25/71
(d)
1,574 1,563,293
Series 2026-5, Class A2, 5.61%, 05/25/71
(d)
3,804 3,799,096
Series 2026-R3, Class A1, 5.19%, 02/27/68
(a)
6,431 6,403,163
Walsh Acceptance, Series 1997-2, Class A,
(1-mo. CME Term SOFR at 2.00% Floor +
2.11%), 5.75%, 03/01/27
(a) (c)
.......... —
(f)
276
Wells Fargo Mortgage Backed Securities Trust
(a)
(c)
Series 2019-4, Class A2, 3.00%, 09/25/49 . 573 498,551
Series 2020-RR1, Class A1, 3.00%, 05/25/50 1,072 940,895
Winchester 1 plc
(a)(b)
Series 1, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.55%), 5.31%,
10/21/56 ..................... GBP 100 133,330
Series 1, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.00%), 5.76%,
10/21/56 ..................... 100 133,854
WST Trust, Series 2026-1, Class A, (1-mo. ASX
Australia Bank Bill Short Term Rates Mid at
0.00% Floor + 0.83%), 5.13%, 09/19/57
(a) (b)
AUD 3,042 2,102,094
359,532,931
Commercial Mortgage-Backed Securities — 8.7%
1345T, Series 2025-AOA, Class A, (1-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.23%,
06/15/42
(a) (c)
..................... USD 2,700 2,701,682
425 Trust
(a)(c)
Series 2026-LEX, Class A, (1-mo. CME Term
SOFR at 1.67% Floor + 1.67%), 1.00%,
07/15/43 ..................... 1,111 1,111,000
Series 2026-LEX, Class C, (1-mo. CME Term
SOFR at 2.70% Floor + 2.70%), 1.00%,
07/15/43 ..................... 2,765 2,765,000
Series 2026-LEX, Class D, (1-mo. CME Term
SOFR at 3.50% Floor + 3.50%), 1.00%,
07/15/43 ..................... 2,065 2,065,000
Series 2026-LEX, Class E, (1-mo. CME Term
SOFR at 4.60% Floor + 4.60%), 1.00%,
07/15/43 ..................... 2,305 2,305,000
Series 2026-LEX, Class F, (1-mo. CME Term
SOFR at 5.85% Floor + 5.85%), 1.00%,
07/15/43 ..................... 790 790,000

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Aesir European Loan Conduit No. 41 DAC
(a)(b)
Series 41X, Class A, (Sterling Overnight Index
Average at 0.00% Floor + 1.23%), 4.99%,
01/23/36 ..................... GBP 1,222 $ 1,617,751
Series 41X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.16%, 01/23/36 ................ 293 387,243
ALA Trust
(a)(c)
Series 2025-OANA, Class A, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%),
5.37%, 06/15/40 ................ USD 2,991 3,004,085
Series 2025-OANA, Class D, (1-mo. CME
Term SOFR at 3.09% Floor + 3.09%),
6.72%, 06/15/40 ................ 601 603,254
Alen Mortgage Trust, Series 2021-ACEN, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 4.89%, 04/15/34
(a) (c)
.......... 5,530 5,253,500
Ares Commercial Mortgage Trust
(a)(c)
Series 2026-AZURE, Class B, (1-mo. CME
Term SOFR at 1.60% Floor + 1.60%),
5.23%, 03/15/38 ................ 1,035 1,034,999
Series 2026-AZURE, Class C, (1-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.53%, 03/15/38 ................ 420 420,523
Ares Trust, Series 2025-IND3, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.13%, 04/15/42
(a) (c)
................ 2,867 2,872,329
BAHA Trust, Series 2024-MAR, Class B, 7.07%,
12/10/41
(a) (c)
..................... 2,275 2,341,950
BANK
Series 2018-BN14, Class A2, 4.13%,
09/15/60 ..................... 1,961 1,939,453
Series 2019-BN16, Class A2, 3.93%,
02/15/52 ..................... 292 289,642
Series 2019-BN18, Class A2, 3.47%,
05/15/62 ..................... 3,393 3,292,639
BANK5, Series 2026-5YR23, Class AS, 6.05%,
07/15/31 ....................... 5,745 5,917,132
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.42%, 05/15/35
(a) (c)
.......... 4,147 4,148,292
BBCMS Mortgage Trust
(c)
Series 2018-TALL, Class A, (1-mo. CME Term
SOFR at 0.87% Floor + 0.92%), 4.55%,
03/15/37
(a)
.................... 1,324 1,251,180
Series 2025-C35, Class D, 4.50%, 07/15/58 1,586 1,230,629
Benchmark Mortgage Trust, Series 2025-V18,
Class B, 5.94%, 10/15/58 ............ 2,780 2,795,303
BFLD Commercial Mortgage Trust
(a)(c)
Series 2024-UNIV, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.12%,
11/15/41 ..................... 1,030 1,030,966
Series 2024-UNIV, Class B, (1-mo. CME Term
SOFR at 1.84% Floor + 1.84%), 5.47%,
11/15/41 ..................... 760 760,712
Series 2025-660F, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.13%,
11/15/42 ..................... 1,862 1,866,073
Series 2025-660F, Class D, (1-mo. CME Term
SOFR at 2.75% Floor + 2.75%), 6.38%,
11/15/42 ..................... 1,140 1,144,973
BFLD Mortgage Trust, Series 2024-WRHS,
Class A, (1-mo. CME Term SOFR at 1.49%
Floor + 1.49%), 5.12%, 07/15/39
(a) (c)
..... 3,068 3,070,278
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BFLD Trust
(a)(c)
Series 2025-EWEST, Class B, (1-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.53%, 06/15/42 ................ USD 2,640 $ 2,639,889
Series 2025-FPM, Class A, 5.18%, 10/10/40 1,756 1,750,679
Series 2025-FPM, Class B, 5.78%, 10/10/40 2,961 2,963,118
BHMS Commercial Mortgage Trust, Series 2025-
ATLS, Class A, (1-mo. CME Term SOFR at
1.85% Floor + 1.85%), 5.48%, 08/15/42
(a) (c)
2,946 2,957,407
BLP Commercial Mortgage Trust, Series 2024-
IND2, Class D, (1-mo. CME Term SOFR at
2.59% Floor + 2.59%), 6.22%, 03/15/41
(a) (c)
457 457,181
BMO Mortgage Trust
Series 2025-5C9, Class AS, 6.16%,
04/15/58
(a)
.................... 1,483 1,524,778
Series 2025-C11, Class ASB, 5.68%,
02/15/58 ..................... 1,798 1,869,446
BPR Commercial Mortgage Trust, Series 2025-
STAR, Class B, 5.56%, 11/05/42
(a) (c)
..... 2,180 2,149,210
BPR Mortgage Trust, Series 2025-ALDR, Class
A, 5.67%, 06/05/42
(c)
............... 2,555 2,595,920
BRCK Trust
(a)(c)
Series 2025-830B, Class E, 7.51%, 12/10/42 1,114 1,106,964
Series 2025-830B, Class F, 8.40%, 12/10/42 500 496,561
Bridge Commercial Mortgage Trust
(a)(c)
Series 2026-MF, Class A, (1-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 4.85%,
06/15/39 ..................... 4,230 4,236,609
Series 2026-MF, Class B, (1-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.20%,
06/15/39 ..................... 305 305,763
BSTN Commercial Mortgage Trust
(a)(c)
Series 2025-1C, Class A, 5.55%, 06/15/44 . 2,145 2,174,301
Series 2025-HUB, Class A, 5.06%, 04/13/41 1,625 1,610,413
BWAY Mortgage Trust, Series 2013-1515, Class
C, 3.45%, 03/10/33
(c)
............... 375 343,011
BWAY Trust, Series 2025-1535, Class A, 6.52%,
05/05/42
(a) (c)
..................... 2,628 2,652,376
BX Commercial Mortgage Trust
(a)(c)
Series 2022-AHP, Class A, (1-mo. CME Term
SOFR at 0.99% Floor + 0.99%), 4.62%,
01/17/39 ..................... 412 412,176
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.32%,
08/15/41 ..................... 3,122 3,133,812
Series 2024-AIRC, Class B, (1-mo. CME Term
SOFR at 2.14% Floor + 2.14%), 5.77%,
08/15/41 ..................... 3,170 3,181,690
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
6.51%, 10/15/41 ................ 2,232 2,237,892
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
4.92%, 12/15/39 ................ 1,612 1,615,390
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.07%,
02/15/39 ..................... 1,926 1,928,873
Series 2024-MF, Class B, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.32%,
02/15/39 ..................... 1,470 1,472,610
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.07%,
02/15/39 ..................... 3,046 3,051,919
Series 2026-AHP, Class D, (1-mo. CME Term
SOFR at 2.65% Floor + 2.65%), 6.25%,
06/15/43 ..................... 2,225 2,225,000

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2026-VLT9, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.33%,
03/15/45 ..................... USD 4,301 $ 4,298,312
BX Trust
(a)(c)
Series 2024-BIO, Class A, (1-mo. CME Term
SOFR + 1.64%), 5.27%, 02/15/41 .... 6,073 6,076,796
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.07%, 04/15/41 ................ 2,007 2,009,849
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.12%,
06/15/41 ..................... 3,675 3,677,182
Series 2025-LIFE, Class A, 6.08%, 06/13/47 4,788 4,761,529
Series 2025-LUNR, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.13%, 06/15/40 ................ 5,969 5,980,447
Series 2025-ROIC, Class A, (1-mo. CME
Term SOFR at 1.14% Floor + 1.14%),
4.77%, 03/15/30 ................ 249 248,234
Series 2025-VOLT, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.33%,
12/15/44 ..................... 1,405 1,406,317
Series 2026-CIP, Class E, (1-mo. CME Term
SOFR at 3.10% Floor + 3.10%), 6.73%,
05/15/38 ..................... 621 625,260
Series 2026-ORBT, Class E, (1-mo. CME
Term SOFR at 3.00% Floor + 3.00%),
6.63%, 07/15/43 ................ 796 796,000
Series 2026-PNDA, Class C, (1-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
5.43%, 05/15/43 ................ 4,167 4,182,626
CHI Commercial Mortgage Trust, Series 2025-
110W, Class D, 6.63%, 12/13/40
(a) (c)
..... 890 889,013
Commercial Mortgage Trust
(c)
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
5.47%, 06/15/41
(a)
............... 3,810 3,808,810
Series 2025-167G, Class A, 5.50%, 08/10/40 2,477 2,429,843
Series 2025-167G, Class B, 5.93%, 08/10/40 1,085 1,069,070
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.27%, 08/15/41
(a) (c)
................ 2,462 2,451,998
CSMC Trust, Series 2021-BHAR, Class C,
(1-mo. CME Term SOFR at 2.00% Floor +
2.11%), 5.74%, 11/15/38
(a) (c)
........... 2,500 2,468,159
CSTL Commercial Mortgage Trust
(a)(c)
Series 2026-GATE3, Class D, 5.70%,
02/10/43 ..................... 403 401,439
Series 2026-GATE3, Class E, 6.55%,
02/10/43 ..................... 1,510 1,511,342
DBC Mortgage Trust
(a)(c)
Series 2025-DBC, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 4.98%,
11/15/42 ..................... 872 872,817
Series 2025-DBC, Class C, (1-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 5.68%,
11/15/42 ..................... 5,605 5,622,516
Series 2025-DBC, Class D, (1-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 6.23%,
11/15/42 ..................... 2,250 2,260,547
DBSG Mortgage Trust, Series 2024-ALTA, Class
A, 6.14%, 06/10/37
(a) (c)
.............. 5,145 5,169,497
DK Trust
(a)(c)
Series 2025-LXP, Class A, (1-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 5.23%,
08/15/37 ..................... 1,445 1,449,516
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-LXP, Class B, (1-mo. CME Term
SOFR at 1.84% Floor + 1.84%), 5.48%,
08/15/37 ..................... USD 1,177 $ 1,178,839
Series 2025-LXP, Class C, (1-mo. CME Term
SOFR at 2.24% Floor + 2.24%), 5.88%,
08/15/37 ..................... 1,261 1,263,364
ELM Trust, Series 2024-ELM, Class D10, 6.85%,
06/10/39
(a) (c)
..................... 2,840 2,841,234
FS Commercial Mortgage Trust, Series 2026-
PALM, Class A, (1-mo. CME Term SOFR at
1.40% Floor + 1.40%), 5.05%, 07/15/41
(a) (c)
3,685 3,685,000
FS ORL
(a)(c)
Series 2026-ORL, Class B, (1-mo. CME Term
SOFR at 1.55% Floor + 1.55%), 5.18%,
02/15/41 ..................... 2,335 2,337,919
Series 2026-ORL, Class E, (1-mo. CME Term
SOFR at 3.25% Floor + 3.25%), 6.88%,
02/15/41 ..................... 1,125 1,126,378
GS Mortgage Securities Corp. Trust
(a)(c)
Series 2017-375H, Class C, 3.60%, 09/10/37 590 565,301
Series 2025-800D, Class A, (1-mo. CME Term
SOFR at 2.65% Floor + 2.65%), 6.29%,
11/25/41 ..................... 2,453 2,445,373
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 4.89%, 10/15/36
(a) (c)
.......... 5,557 5,501,430
Hudson Yards Mortgage Trust, Series 2025-
SPRL, Class A, 5.65%, 01/13/40
(a) (c)
..... 2,870 2,915,313
Idun European Loan Conduit No. 42 SARL
(a)(b)
Series 42X, Class A, (3-mo. EURIBOR at
0.00% Floor + 1.35%), 0.00%, 07/28/38 EUR 691 789,537
Series 42X, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.60%), 0.00%, 07/28/38 285 325,641
Series 42X, Class D, (3-mo. EURIBOR at
0.00% Floor + 2.90%), 0.00%, 07/28/38 144 164,534
Series 42X, Class E, (3-mo. EURIBOR at
0.00% Floor + 3.90%), 0.00%, 07/28/38 237 270,796
INT Commercial Mortgage Trust, Series
2025-PLAZA, Class A, 5.04%, 11/05/37
(a) (c)
USD 699 696,385
INTOWN Mortgage Trust, Series 2025-STAY,
Class A, (1-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 4.97%, 03/15/42
(a) (c)
..... 3,512 3,512,000
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.37%, 11/15/41
(a) (c)
.......... 1,580 1,566,175
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(c)
Series 2019-BKWD, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.61%),
5.24%, 09/15/29 ................ 720 705,541
Series 2022-OPO, Class D, 3.56%, 01/05/39 1,000 766,000
Series 2024-IGLG, Class A, 5.35%, 11/09/39 2,720 2,719,750
Series 2025-BHR5, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
5.32%, 03/15/40 ................ 678 678,216
Series 2026-FUN, Class A, (1-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.25%,
06/15/39 ..................... 4,077 4,082,096
Lagarino European Loan Conduit No. 40 DAC
(a)(b)
Series 40X, Class A, (3-mo. EURIBOR at
0.00% Floor/5.50% Cap + 1.50%), 3.89%,
06/22/37 ..................... EUR 2,006 2,292,504
Series 40X, Class B, (3-mo. EURIBOR at
0.00% Floor + 2.15%), 4.54%, 06/22/37 659 750,296
Series 40X, Class C, (3-mo. EURIBOR at
0.00% Floor + 2.65%), 5.04%, 06/22/37 418 476,363

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 40X, Class D, (3-mo. EURIBOR at
0.00% Floor + 3.55%), 5.94%, 06/22/37 EUR 1,189 $ 1,353,785
LBA Trust, Series 2024-7IND, Class A, (1-mo.
CME Term SOFR at 1.44% Floor + 1.44%),
5.07%, 10/15/41
(a) (c)
................ USD 2,447 2,448,906
LEX Trust
(a)(c)
Series 2026-450, Class B, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.33%,
03/15/43 ..................... 1,307 1,311,085
Series 2026-450, Class D, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 5.98%,
03/15/43 ..................... 642 644,207
Series 2026-450, Class E, (1-mo. CME Term
SOFR at 3.70% Floor + 3.70%), 7.33%,
03/15/43 ..................... 2,665 2,640,141
LQR Trust, Series 2025-CALI, Class E, (1-mo.
CME Term SOFR at 3.95% Floor + 3.95%),
7.58%, 01/15/43
(a) (c)
................ 2,394 2,393,976
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
6.32%, 08/15/40
(a) (c)
................ 2,329 2,340,788
MAC Trust, Series 2025-801B, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.33%, 10/15/40
(a) (c)
................ 2,500 2,497,923
MAIN Trust
(a)(c)
Series 2026-OLAS, Class A, (1-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.33%, 01/15/41 ................ 3,825 3,824,981
Series 2026-OLAS, Class E, (1-mo. CME
Term SOFR at 4.25% Floor + 4.25%),
7.88%, 01/15/41 ................ 1,035 1,034,989
Series 2026-OLAS, Class F, (1-mo. CME
Term SOFR at 5.25% Floor + 5.25%),
8.88%, 01/15/41 ................ 1,130 1,129,985
Manhattan West Mortgage Trust, Series 2020-
1MW, Class A, 2.13%, 09/10/39
(c)
....... 1,945 1,882,533
MCR Mortgage Trust
(c)
Series 2024-HF1, Class A, (1-mo. CME Term
SOFR at 1.79% Floor + 1.79%), 5.42%,
12/15/41
(a)
.................... 407 407,492
Series 2024-TWA, Class E, 8.73%, 06/12/39 2,038 2,037,958
MIC Trust (The)
(a)(c)
Series 2023-MIC, Class A, 8.73%, 12/05/38 4,480 4,720,815
Series 2023-MIC, Class B, 9.86%, 12/05/38 1,436 1,519,560
MLTI Trust
(a)(c)
Series 2026-SF75, Class B, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.33%,
03/15/36 ..................... 2,791 2,792,740
Series 2026-SF75, Class E, (1-mo. CME Term
SOFR at 3.25% Floor + 3.25%), 6.88%,
03/15/36 ..................... 1,225 1,227,293
Morgan Stanley Capital I Trust
Series 2018-BOP, Class A, (1-mo. CME Term
SOFR at 0.85% Floor + 0.90%), 4.52%,
08/15/33
(a) (c)
................... 1,799 1,463,169
Series 2019-H7, Class A4, 3.26%, 07/15/52 470 448,859
Series 2021-L5, Class A2, 1.52%, 05/15/54 123 122,434
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(a) (c)
................... 1,327 1,300,539
MTN Commercial Mortgage Trust, Series 2026-
LPFX, Class A, 5.15%, 05/15/43
(a) (c)
..... 1,658 1,654,877
National Commercial Mortgage Trust
(a)(c)
Series 2026-IND, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 4.98%,
06/15/43 ..................... 5,464 5,467,408
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2026-IND, Class C, (1-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.38%,
06/15/43 ..................... USD 1,700 $ 1,702,652
NCMF Trust
(a)(c)
Series 2025-MFS, Class A, 5.05%, 06/10/33 4,305 4,268,973
Series 2025-MFS, Class B, 5.69%, 06/10/33 2,622 2,621,249
Series 2025-MFS, Class E, 7.78%, 06/10/33 2,025 2,025,345
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.02%, 10/15/40
(a) (c)
1,400 1,403,500
NY Commercial Mortgage Trust
(a)(c)
Series 2025-299P, Class A, 5.85%, 02/10/47 1,815 1,876,939
Series 2025-299P, Class C, 6.38%, 02/10/47 1,300 1,333,466
NYC Commercial Mortgage Trust
(a)(c)
Series 2025-11X, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 5.37%,
10/15/40 ..................... 2,460 2,468,456
Series 2025-3BP, Class A, (1-mo. CME Term
SOFR at 1.21% Floor + 1.21%), 4.84%,
02/15/42 ..................... 1,562 1,561,512
One New York Plaza Trust
(a)(c)
Series 2020-1NYP, Class A, (1-mo. CME
Term SOFR at 0.95% Floor + 1.06%),
4.69%, 01/15/36 ................ 2,718 2,640,301
Series 2020-1NYP, Class AJ, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
4.99%, 01/15/36 ................ 1,117 1,082,792
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.52%, 08/10/42
(a) (c)
....... 1,257 1,269,501
PKHL Commercial Mortgage Trust, Series
2021-MF, Class A, (1-mo. CME Term SOFR at
0.88% Floor + 0.99%), 4.62%, 07/15/38
(a) (c)
3,047 2,891,138
PRM5 Trust, Series 2025-PRM5, Class A,
4.62%, 03/10/33
(a) (c)
................ 1,402 1,389,293
PRM8 Trust, Series 2026-PRM8, Class E,
6.53%, 05/10/41
(a) (c)
................ 670 658,707
Sage AR Funding
(a)(b)
Series 2025-1X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 2.00%),
5.75%, 05/17/37 ................ GBP 1,103 1,458,450
Series 2026-1X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.25%),
5.03%, 05/18/38 ................ 1,811 2,394,473
Series 2026-1X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.28%, 05/18/38 ................ 2,058 2,714,845
Series 2026-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.75%),
5.53%, 05/18/38 ................ 1,208 1,592,699
Series 2026-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.50%),
6.28%, 05/18/38 ................ 516 679,992
SDAL Trust, Series 2025-DAL, Class A, (1-mo.
CME Term SOFR at 2.44% Floor + 2.44%),
6.07%, 04/15/42
(a) (c)
................ USD 4,256 4,259,750
Sirius Logistics UK DAC, Series 2026-1X, Class
A, (Sterling Overnight Index Average at 0.00%
Floor + 1.25%), 5.00%, 11/17/35
(a) (b)
..... GBP 1,283 1,700,760
SLG Commercial Mortgage Trust, Series 2026-
PAT, Class A, 4.93%, 02/15/39
(a) (c)
....... USD 2,156 2,130,036
SLG Office Trust
(a)(c)
Series 2026-OMA, Class E, 7.19%, 04/15/41 760 759,848
Series 2026-OMA, Class F, 8.19%, 04/15/41 1,300 1,302,237

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Taurus UK DAC
(a)(b)
Series 2025-UK2X, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
1.50%), 5.25%, 02/18/35 .......... GBP 1,785 $ 2,369,929
Series 2025-UK4, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.25%),
4.99%, 08/18/35 ................ 803 1,062,945
TEXAS Commercial Mortgage Trust, Series
2025-TWR, Class B, (1-mo. CME Term SOFR
at 1.59% Floor + 1.59%), 5.22%, 04/15/42
(a) (c)
USD 2,961 2,959,149
Think Tank Commercial Trust, Series 2025-3,
Class A1, (1-mo. ASX Australia Bank Bill
Short Term Rates Mid at 0.00% Floor +
1.10%), 5.41%, 12/10/57
(a) (b)
.......... AUD 2,424 1,679,808
Thunder Logistics DAC
(a)(b)
Series 2024-1X, Class A, (3-mo. EURIBOR at
0.00% Floor + 1.50%), 3.75%, 11/17/36 EUR 222 253,317
Series 2024-1X, Class B, (3-mo. EURIBOR at
0.00% Floor + 2.05%), 4.30%, 11/17/36 66 75,874
Together Asset-Backed Securitisation, Series
2026-CRE1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.23%, 02/20/58
(a) (b)
................ GBP 103 136,717
UBS Commercial Mortgage Trust, Series 2019-
C18, Class A4, 3.04%, 12/15/52 ........ USD 283 264,736
UK Logistics DAC
(a)(b)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 1.65% Floor + 1.65%),
5.39%, 05/17/34 ................ GBP 115 152,305
Series 2024-2X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
5.09%, 02/17/35 ................ 455 603,208
Series 2025-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
7.74%, 05/17/35 ................ 672 892,689
Series 2025-2X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.33%),
5.08%, 08/17/35 ................ 3,457 4,586,057
Series 2025-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.65%),
5.40%, 08/17/35 ................ 638 847,348
Series 2025-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.95%),
5.70%, 08/17/35 ................ 265 351,973
VEGAS Trust, Series 2024-GCS, Class D,
6.42%, 07/10/36
(a) (c)
................ USD 2,868 2,858,363
Velocity Commercial Capital Loan Trust
(c)
Series 2018-1, Class A, 3.59%, 04/25/48 .. 29 28,936
Series 2019-3, Class A, 3.03%, 10/25/49
(a)
. 1,245 1,199,384
Series 2023-3, Class A, 7.10%, 08/25/53
(a)
. 2,530 2,558,762
Series 2024-2, Class A, 6.58%, 04/25/54
(a)
. 1,267 1,281,523
Series 2025-3, Class A, 5.87%, 06/25/55
(a)
. 4,008 4,016,221
Series 2026-1, Class A, 5.10%, 02/25/56
(a)
. 1,812 1,786,394
VRTX Trust, Series 2025-HQ, Class B, 5.67%,
08/05/42
(a) (c)
..................... 3,109 3,062,376
Wells Fargo Commercial Mortgage Trust, Series
2025-VTT, Class A, 5.27%, 03/15/38
(a) (c)
... 2,897 2,883,338
WEST Trust, Series 2025-ROSE, Class A,
5.45%, 04/10/35
(a) (c)
................ 2,862 2,859,974
WHARF Commercial Mortgage Trust, Series
2025-DC, Class D, 6.83%, 07/15/40
(a) (c)
... 2,130 2,163,032
353,014,395
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations — 0.0%
BlackRock Capital Finance LP, Series 1997-R2,
Class AP, 0.00%, 12/25/35
(a) (c) (e) (m)
....... USD 5 $ —
Total Non-Agency Mortgage-Backed Securities — 17 .6%
(Cost: $ 712,724,146 ) .............................. 712,547,326
Shares
Shares
Preferred Securities
Preferred Stocks — 0.0%
Financial Services — 0.0%
Labels Buyer LLC , Class E , 12.00% ....... 170 139,400
Total Preferred Securities — 0.0%
(Cost: $ 139,000 ) ................................. 139,400
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.5%
Federal Farm Credit Bank Bonds
1.63% , 03/17/31 .................. 450 399,888
1.68% , 09/17/35 .................. 30,000 23,283,550
2.25% , 08/15/29 .................. 23,500 22,136,481
2.78% , 12/01/36 .................. 3,525 2,943,529
Federal Home Loan Bank Bonds
2.18% , 11/06/29 .................. 9,700 9,079,612
2.50% , 11/05/36 .................. 3,525 2,846,210
Federal National Mortgage Association ,
1.63% , 08/24/35 .................. 1,000 773,662
61,462,932
Collateralized Mortgage Obligations — 6.4%
Federal Home Loan Mortgage Corp REMIC.
Variable Rate Notes
(a)
Series 5491 , Class FA , (30-day Average
SOFR at 1.30% Floor/6.50% Cap +
1.30%), 4.93% , 01/25/55 .......... 4,248 4,280,549
Series 5518 , Class FC , (30-day Average
SOFR at 1.32% Floor/6.50% Cap +
1.32%), 4.95% , 03/25/55 .......... 4,896 4,937,233
Federal Home Loan Mortgage Corp.
Series 3959 , Class MA , 4.50% , 11/15/41 .. 294 292,959
Series 4569 , Class JA , 3.00% , 03/15/42 .. 690 687,243
Series 4752 , Class PL , 3.00% , 09/15/46 .. 3,262 3,122,440
Series 5000 , Class MA , 2.00% , 06/25/44 .. 2,199 2,061,416
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust Variable
Rate Notes , Series 2018-3 , Class MA ,
3.50% , 08/25/57
(a)
................. 6,874 6,635,268
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 5478 , Class FH , (30-day Average
SOFR at 1.45% Floor/6.50% Cap +
1.45%), 5.08% , 04/25/54 .......... 5,511 5,575,954
Series 5480 , Class FA , (30-day Average
SOFR at 1.45% Floor/6.50% Cap +
1.45%), 5.08% , 03/25/54 .......... 5,469 5,493,204
Series 5547 , Class FH , (30-day Average
SOFR at 1.40% Floor/6.50% Cap +
1.40%), 5.03% , 06/25/55 .......... 46,140 46,667,121
Federal National Mortgage Association , Series
2011-84 , Class MG , 4.00% , 09/25/26
(d)
... 2 1,639

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2024-91 , Class FA , (30-day Average
SOFR at 1.20% Floor/7.00% Cap +
1.20%), 4.83% , 12/25/54 .......... USD 9,221 $ 9,326,946
Series 2024-94 , Class FB , (30-day Average
SOFR at 1.42% Floor/6.50% Cap +
1.42%), 5.05% , 12/25/54 .......... 2,059 2,082,874
Series 2025-40 , Class GF , (30-day Average
SOFR at 1.45% Floor/6.50% Cap +
1.45%), 5.08% , 06/25/55 .......... 65,580 66,379,316
Series 2025-44 , Class FB , (30-day Average
SOFR at 1.40% Floor/6.50% Cap +
1.40%), 5.03% , 06/25/55 .......... 96,962 98,062,324
Government National Mortgage Association
Series 2017-136 , Class GB , 3.00% , 03/20/47 2,485 2,360,692
Series 2020-127 , Class LP , 1.50% , 06/20/50 3,028 2,425,752
260,392,930
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates , Series
KIR2 , Class A1 , 2.75% , 03/25/27 ....... 857 850,525
Federal National Mortgage Association ACES
Variable Rate Notes , Series 2023-M1 , Class
1A , 3.59% , 04/25/32
(a)
.............. 741 710,944
1,561,469
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes , Series K121 , Class X1 ,
1.11% , 10/25/30 .................. 11,483 401,255
Government National Mortgage Association
Variable Rate Notes , Series 2012-120 ,
0.65% , 02/16/53 .................. 7,711 112,549
513,804
Mortgage-Backed Securities — 0.5%
Federal Home Loan Mortgage Corp.
3.00% , 09/01/32 .................. 88 85,001
4.00% , 11/01/36 .................. 172 167,380
Federal Home Loan Mortgage Corp. Variable
Rate Notes , (RFUCCT1Y at 1.63%
Floor/7.88% Cap + 1.63%), 6.13% , 10/01/45
(a)
243 249,689
Federal National Mortgage Association Variable
Rate Notes
(a)
(RFUCCT1Y at 1.59% Floor/7.81% Cap +
1.59%), 5.77% , 06/01/45 .......... 528 550,548
(RFUCCT1Y at 1.74% Floor/8.97% Cap +
1.74%), 5.96% , 09/01/42 .......... 441 457,270
(RFUCCT1Y at 1.59% Floor/7.97% Cap +
1.59%), 6.09% , 11/01/45 ........... 34 35,229
(RFUCCT1Y at 1.59% Floor/8.10% Cap +
1.59%), 6.27% , 09/01/45 .......... 916 948,715
Uniform Mortgage-Backed Securities
2.50% , 07/01/31 - 04/01/32 ........... 1,731 1,661,551
3.00% , 12/01/26 - 02/01/34 ........... 9,889 9,545,235
3.50% , 04/01/34 .................. 1,104 1,072,115
4.00% , 05/01/27 - 03/01/38 ........... 4,139 4,041,126
18,813,859
Total U.S. Government Sponsored Agency Securities — 8 .4%
(Cost: $ 341,714,287 ) .............................. 342,744,994
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes ,
1.88% , 01/15/36 .................. USD 10,884 $ 10,570,166
U.S. Treasury Notes
3.50% , 12/15/28 - 02/15/29 ........... 185,635 182,604,425
Total U.S. Treasury Obligations — 4 .8%
(Cost: $ 196,552,759 ) .............................. 193,174,591
Total Long-Term Investments — 97.2%
(Cost: $ 3,944,183,344 ) ............................ 3,934,256,094
Shares
Shares
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.54%
(m) (n)
.................. 33,317,088 33,317,088
Total Short-Term Securities — 0 .8%
(Cost: $ 33,317,088 ) ............................... 33,317,088
Total Investments Before Options Written — 98 .0%
(Cost: $ 3,977,500,432 ) ............................ 3,967,573,182
Total Options Written — (0.0) %
(Premium Received — $ (963,780) ) .................... (1,856,250)
Total Investments Net of Options Written — 98 .0%
(Cost: $ 3,976,536,652 ) ............................ 3,965,716,932
Other Assets Less Liabilities — 2.0% .................... 80,040,484
Net Assets — 100.0% ...............................
$ 4,045,757,416

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Rounds to less than 1,000.
(g)
Zero-coupon bond.
(h)
Non-income producing security.
(i)
Perpetual security with no stated maturity date.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,626,882, representing less than 0.05% of its net assets as of period end, and an original cost of $1,627,384.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Affiliate of the Fund.
(n)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Par/Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 12,456,843 $ 20,860,245
(a)
$ — $ — $ — $ 33,317,088 33,317,088 $ 1,064,073 $ —
BlackRock Capital Finance LP ,
Series 1997-R2 , Class AP . — — — — — — 4,564 2,105 —
iShares AAA CLO Active ETF . — 7,265,650 — — 1,750 7,267,400 140,000 56,235 —
$ — $ 1,750 $ 40,584,488 $ 1,122,413 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2-Year Note .................................................... 9,400 09/30/26 $ 1,937,208 $ (2,477,737)
Short Contracts
U.S. Treasury 10-Year Note ................................................... 1,150 09/21/26 126,213 (873,480)
U.S. Treasury 10-Year Ultra Note ............................................... 188 09/21/26 21,109 (131,017)
U.S. Treasury Long Bond ..................................................... 285 09/21/26 32,223 (574,450)
U.S. Treasury Ultra Bond ..................................................... 6 09/21/26 694 (10,736)
U.S. Treasury 5-Year Note .................................................... 4,951 09/30/26 529,602 (976,622)
3-mo. SOFR ............................................................. 1,080 03/16/27 259,079 929,740
(1,636,565)
$ (4,114,302)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 1,766,000 USD 2,017,330 Deutsche Bank AG 07/03/26 $ 502
USD 2,019,226 AUD 2,892,000 Bank of America NA 09/16/26 19,729
USD 248,452 AUD 355,000 Goldman Sachs International 09/16/26 3,009
USD 31,245,427 AUD 44,295,000 UBS AG 09/16/26 620,342
USD 2,278,996 EUR 1,968,000 Deutsche Bank AG 09/16/26 23,055
USD 45,456 EUR 39,000 HSBC Bank plc 09/16/26 750
USD 1,597,158 EUR 1,390,000 Natwest Markets plc 09/16/26 3,785
USD 49,817,765 EUR 42,724,000 Wells Fargo Bank NA 09/16/26 842,754
USD 1,077,036 GBP 803,000 BNP Paribas SA 09/16/26 11,900
USD 102,932,827 GBP 76,687,000 Deutsche Bank AG 09/16/26 1,211,668
USD 237,280 GBP 177,000 Natwest Markets plc 09/16/26 2,499
USD 2,684 GBP 2,000 UBS AG 09/16/26 31
USD 1,276,208 GBP 952,000 Wells Fargo Bank NA 09/16/26 13,431
USD 1,116,283 PLN 4,147,000 Credit Agricole Corporate & Investment Bank SA 09/16/26 13,940
USD 677,546 SEK 6,350,000 Natwest Markets plc 09/16/26 19,823
2,787,218
USD 3,307,382 AUD 4,789,000 Deutsche Bank AG 09/16/26 (3,681)
USD 13,273,807 EUR 11,606,000 Deutsche Bank AG 09/16/26 (30,284)
(33,965)
$ 2,753,253
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
3-mo. SOFR ................................ 3,000 12/11/26 USD 96.06 USD 750,000 $ (1,856,250)

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
46.V2 ........... 5 .00 % Quarterly 06/20/31 B+ USD 115,206 $ 9,446,458 $ 7,563,244 $ 1,883,214
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 591,897,221 $ 6,428,701 $ 598,325,922
Common Stocks ......................................... — 9,466 — 9,466
Corporate Bonds
Aerospace & Defense .................................... — 39,023,496 — 39,023,496
Automobile Components .................................. — 8,039,321 — 8,039,321
Automobiles .......................................... — 6,777,360 — 6,777,360
Banks ............................................... — 390,366,040 — 390,366,040
Beverages ........................................... — 224,508 — 224,508
Biotechnology ......................................... — 19,579,541 — 19,579,541
Broadline Retail ........................................ — 17,114,446 — 17,114,446
Building Products ....................................... — 6,180,614 — 6,180,614
Capital Markets ........................................ — 196,112,655 — 196,112,655
Chemicals ............................................ — 28,740,739 — 28,740,739
Commercial Services & Supplies ............................. — 13,056,146 — 13,056,146
Communications Equipment ................................ — 851,506 — 851,506
Construction & Engineering ................................ — 3,323,464 — 3,323,464
Consumer Finance ...................................... — 67,536,288 — 67,536,288
Consumer Staples Distribution & Retail ........................ — 4,064,950 — 4,064,950
Containers & Packaging .................................. — 6,073,349 — 6,073,349
Distributors ........................................... — 586,292 — 586,292
Diversified Consumer Services .............................. — 1,808,020 — 1,808,020
Diversified REITs ....................................... — 57,961,704 — 57,961,704
Diversified Telecommunication Services ........................ — 26,341,586 — 26,341,586
Electric Utilities ........................................ — 173,086,133 — 173,086,133

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

Level 1 Level 2 Level 3 Total
Electrical Equipment ..................................... $ — $ 4,943,973 $ — $ 4,943,973
Electronic Equipment, Instruments & Components ................. — 2,435,109 — 2,435,109
Energy Equipment & Services .............................. — 3,156,541 — 3,156,541
Entertainment ......................................... — 8,735,435 — 8,735,435
Financial Services ...................................... — 26,603,235 — 26,603,235
Food Products ......................................... — 4,340,663 — 4,340,663
Gas Utilities ........................................... — 4,025,656 — 4,025,656
Ground Transportation ................................... — 33,453,940 — 33,453,940
Health Care Equipment & Supplies ........................... — 7,377,445 — 7,377,445
Health Care Providers & Services ............................ — 68,197,340 — 68,197,340
Health Care Technology .................................. — 929,491 — 929,491
Hotel & Resort REITs .................................... — 2,497,427 — 2,497,427
Hotels, Restaurants & Leisure .............................. — 27,215,877 333,000 27,548,877
Household Durables ..................................... — 6,763,246 — 6,763,246
Household Products ..................................... — 635,936 — 635,936
Independent Power and Renewable Electricity Producers ............ — 8,168,770 — 8,168,770
Insurance ............................................ — 11,012,661 — 11,012,661
Interactive Media & Services ............................... — 10,122,793 — 10,122,793
IT Services ........................................... — 18,882,183 — 18,882,183
Life Sciences Tools & Services .............................. — 1,710,134 — 1,710,134
Machinery ............................................ — 1,704,768 — 1,704,768
Media ............................................... — 56,050,823 — 56,050,823
Metals & Mining ........................................ — 54,040,924 — 54,040,924
Mortgage Real Estate Investment Trusts (REITs) .................. — 1,322,065 — 1,322,065
Multi-Utilities .......................................... — 11,236,777 — 11,236,777
Oil, Gas & Consumable Fuels ............................... — 220,066,710 — 220,066,710
Paper & Forest Products .................................. — 2,682,376 — 2,682,376
Passenger Airlines ...................................... — 12,021,291 — 12,021,291
Personal Care Products .................................. — 1,732,003 — 1,732,003
Pharmaceuticals ....................................... — 19,158,695 — 19,158,695
Professional Services .................................... — 677,833 — 677,833
Real Estate Management & Development ....................... — 643,230 — 643,230
Retail REITs .......................................... — 2,423,490 — 2,423,490
Semiconductors & Semiconductor Equipment .................... — 35,349,726 — 35,349,726
Software ............................................. — 59,109,018 — 59,109,018
Specialized REITs ...................................... — 64,947,157 — 64,947,157
Specialty Retail ........................................ — 8,199,163 — 8,199,163
Technology Hardware, Storage & Peripherals .................... — 11,820,071 — 11,820,071
Textiles, Apparel & Luxury Goods ............................ — 662,624 — 662,624
Tobacco ............................................. — 81,049,595 — 81,049,595
Trading Companies & Distributors ............................ — 8,700,035 — 8,700,035
Wireless Telecommunication Services ......................... — 34,264,142 — 34,264,142
Floating Rate Loan Interests ................................. — 621,752 — 621,752
Foreign Agency Obligations ................................. — 49,950,628 — 49,950,628
Foreign Government Obligations .............................. — 19,771,879 — 19,771,879
Investment Companies .................................... 7,267,400 — — 7,267,400
Municipal Bonds ......................................... — 3,451,207 — 3,451,207
Non-Agency Mortgage-Backed Securities ........................ — 712,547,326 — 712,547,326
Preferred Securities ....................................... — 139,400 — 139,400
U.S. Government Sponsored Agency Securities .................... — 342,744,994 — 342,744,994
U.S. Treasury Obligations ................................... — 193,174,591 — 193,174,591
Short-Term Securities
Money Market Funds ...................................... 33,317,088 — — 33,317,088
$ 40,584,488 $ 3,920,226,993 $ 6,761,701 $ 3,967,573,182
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 1,883,214 $ — $ 1,883,214
Foreign currency exchange contracts ............................ — 2,787,218 — 2,787,218
Interest rate contracts ....................................... 929,740 — — 929,740
Liabilities
Foreign currency exchange contracts ............................ — (33,965) — (33,965)
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Low Duration Bond Portfolio

Level 1 Level 2 Level 3 Total
Interest rate contracts ....................................... $ (6,900,292) $ — $ — $ (6,900,292)
$ (5,970,552) $ 4,636,467 $ — $ (1,334,085)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
PLN Polish Zloty
SEK Swedish Krona
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
PIK Payment-In-Kind
RB Revenue Bonds
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)